Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company and the Contractowners of Separate Account No. 10 (Pooled), Separate Account No. 4 (Pooled), Separate Account No. 3 (Pooled) and Separate Account No. 66

Opinions on the Financial Statements

We have audited the accompanying (1) statements of assets and liabilities, including the portfolios of investments, of Separate Account No. 10 (Pooled), Separate Account No. 4 (Pooled), and Separate Account No. 3 (Pooled) (hereafter collectively referred to as the “Pooled Separate Accounts”) as of December 31, 2023, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2023, and (2) statements of assets and liabilities of each of the variable investment options of Separate Account No. 66 indicated in the table below as of December 31, 2023, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, (1) the financial position of each of the Pooled Separate Accounts as of December 31, 2023, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, and (2) the financial position of each of the variable investment options of Separate Account No. 66 as of December 31, 2023, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

1290 AVANTIS® U.S. LARGE CAP GROWTH	EQ/JANUS ENTERPRISE
1290 RETIREMENT 2020	EQ/JPMORGAN GROWTH STOCK
1290 RETIREMENT 2025	EQ/JPMORGAN VALUE OPPORTUNITIES
1290 RETIREMENT 2030	EQ/LARGE CAP GROWTH INDEX
1290 RETIREMENT 2035	EQ/LARGE CAP GROWTH MANAGED VOLATILITY
1290 RETIREMENT 2040	EQ/LARGE CAP VALUE MANAGED VOLATILITY
1290 RETIREMENT 2045	EQ/MFS INTERNATIONAL GROWTH
1290 RETIREMENT 2050	EQ/MID CAP INDEX
1290 RETIREMENT 2055	EQ/MID CAP VALUE MANAGED VOLATILITY
1290 VT EQUITY INCOME	EQ/MODERATE ALLOCATION
1290 VT GAMCO MERGERS & ACQUISITIONS	EQ/MODERATE-PLUS ALLOCATION
1290 VT GAMCO SMALL COMPANY VALUE	EQ/MONEY MARKET
1290 VT SMALL CAP VALUE	EQ/PIMCO GLOBAL REAL RETURN
1290 VT SOCIALLY RESPONSIBLE	EQ/PIMCO ULTRA SHORT BOND
EQ/AB SMALL CAP GROWTH	EQ/QUALITY BOND PLUS
EQ/AGGRESSIVE ALLOCATION	EQ/SMALL COMPANY INDEX
EQ/ALL ASSET GROWTH ALLOCATION	EQ/VALUE EQUITY
EQ/CAPITAL GROUP RESEARCH	EQUITABLE CONSERVATIVE GROWTH MF/ETF
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	MULTIMANAGER CORE BOND
EQ/CONSERVATIVE ALLOCATION	MULTIMANAGER TECHNOLOGY
EQ/CONSERVATIVE-PLUS ALLOCATION	TARGET 2015 ALLOCATION
EQ/CORE PLUS BOND	TARGET 2025 ALLOCATION
EQ/EQUITY 500 INDEX	TARGET 2035 ALLOCATION
EQ/GLOBAL EQUITY MANAGED VOLATILITY	TARGET 2045 ALLOCATION
EQ/INTERMEDIATE GOVERNMENT BOND	TARGET 2055 ALLOCATION
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO
EQ/INTERNATIONAL EQUITY INDEX	VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY

FSA-1

Basis for Opinions

These financial statements are the responsibility of Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the Pooled Separate Accounts and variable investment options of Separate Account No. 66 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the Pooled Separate Accounts and variable investment options of Separate Account No. 66 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodians and the application of alternative auditing procedures where securities purchased had not been received, the transfer agents of the investee mutual funds, or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 12, 2024

We have served as the auditor of Separate Account No. 10 (Pooled) since 1993. We have served as the auditor of Separate Account No. 4 (Pooled) since 1993. We have served as the auditor of Separate Account No. 3 (Pooled) since 1993. We have served as the auditor of one or more of the variable investment options of Separate Account No. 66 since 1997.

FSA-2

SEPARATE ACCOUNT NO. 10 (POOLED)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2023

Assets:
Investments (Notes 2 and 3):
Common stocks — at fair value (cost: $8,553,341)		$10,247,548
Long-term debt securities — at fair value (amortized cost: $7,113,666)		6,805,901
Short-term debt securities — at fair value (amortized cost: $461,429)		461,429
Cash		54,821
Foreign cash (cost: $1,503)		1,294
Receivable from investment securities sold		58,945
Interest and dividends receivable		58,903
Fees receivable from contractowners		11,378
Due from Equitable Financial’s General Account		2,819
Receivable for foreign currency transactions		31

Total assets		17,703,069

Liabilities:
Payable for investments securities purchased		648,081
Asset management fee payable		17,771
Accrued custody and bank fees		9,281
Accrued expenses		7,469

Total liabilities		682,602

Net Assets Attributable to Contractowners or in Accumulation		$17,020,467

	Units Outstanding	Unit Values
Institutional*	0.03	$58,564.84
RIA	2,026	504.85
MRP	131,232	120.76
EPP	283	541.33

The accompanying notes are an integral part of these financial statements.

*	Units outstanding shown unrounded due to fractional unit value.

FSA-3

SEPARATE ACCOUNT NO. 10 (POOLED)

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Income (Note 2):
Dividends (net of foreign taxes withheld of $7,366)	$189,823
Interest	242,221

Total investment income	432,044

Expenses (Note 6):
Investment management fees	(80,612)
Custody and bank fees	(31,097)
Other operating expenses	(16,099)

Total expenses	(127,808)

Net Investment Income (Loss)	304,236

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Note 2):
Net realized gain (loss) from investments and foreign currency transactions	577,618
Net Change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	1,535,292

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	2,112,910

Net Increase (Decrease) in Net Assets Attributable to Operations	$2,417,146

The accompanying notes are an integral part of these financial statements.

FSA-4

SEPARATE ACCOUNT NO. 10 (POOLED)

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2023	Year Ended December 31, 2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$304,236	$259,646
Net realized gain (loss) on investments and foreign currency transactions	577,618	322,265
Net Change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	1,535,292	(3,688,128)

Net increase (decrease) in assets attributable to operations	2,417,146	(3,106,217)

From Contractowners Transactions:
Contributions	610,295	707,957
Withdrawals	(1,530,415)	(2,385,623)
Asset management fees (Note 6)	(58,832)	(63,416)
Administrative fees (Note 6)	(97,627)	(106,342)

Net increase (decrease) in net assets attributable to contractowners transactions	(1,076,579)	(1,847,424)

Increase (Decrease) in Net Assets	1,340,567	(4,953,641)
Net Assets Attributable to Contractowners or in Accumulation — Beginning of Year	15,679,900	20,633,541

Net Assets Attributable to Contractowners or in Accumulation — End of Year	$17,020,467	$15,679,900

The accompanying notes are an integral part of these financial statements.

FSA-5

FSA-6

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2023

Company	Shares	U.S. $ Value
COMMON STOCKS – 60.2%

Information Technology — 15.0%

Communications Equipment — 0.1%
Calix, Inc.(a)	142	$6,204
Cisco Systems, Inc.	412	20,814

		27,018

Electronic Equipment, Instruments & Components — 0.4%
Avnet, Inc.	541	27,266
Flex Ltd.(a)	438	13,341
Keyence Corp.	30	13,183
Keysight Technologies, Inc.(a)	74	11,773
Zebra Technologies Corp. — Class A(a)	34	9,293

		74,856

IT Services — 0.8%
Accenture PLC — Class A	80	28,073
Akamai Technologies, Inc.(a)	86	10,178
International Business Machines Corp.	311	50,864
Shopify, Inc. — Class A(a)	556	43,498

		132,613

Semiconductors & Semiconductor Equipment — 4.1%
Advanced Micro Devices, Inc.(a)	179	26,386
Analog Devices, Inc.	52	10,325
Applied Materials, Inc.	294	47,649
ASML Holding NV	50	37,768
Broadcom, Inc.	86	95,997
Infineon Technologies AG	232	9,695
Intel Corp.	1,083	54,421
KLA Corp.	66	38,366
Lam Research Corp.	31	24,281
NVIDIA Corp.	462	228,792
NXP Semiconductors NV	325	74,646
ON Semiconductor Corp.(a)	140	11,694
QUALCOMM, Inc.	111	16,054
Texas Instruments, Inc.	108	18,410

		694,484

Software — 6.3%
ACI Worldwide, Inc.(a)	1,278	39,107
Adobe, Inc.(a)	171	102,019
Bentley Systems, Inc. — Class B	674	35,169
Cadence Design Systems, Inc.(a)	139	37,859
Fair Isaac Corp.(a)	8	9,312
Intuit, Inc.	24	15,001
Microsoft Corp.	1,370	515,175
Oracle Corp.	959	101,107
Palo Alto Networks, Inc.(a)	169	49,835
Salesforce, Inc.(a)	259	68,153
SAP SE	344	52,983
ServiceNow, Inc.(a)	71	50,161

		1,075,881

Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	2,840	546,785
Western Digital Corp.(a)	196	10,265

		557,050

Total Information Technology		2,561,902

Company	Shares	U.S. $ Value
Financials — 8.9%

Banks — 3.4%
Banco Santander SA	9,221	$38,593
Bank of America Corp.	902	30,370
BNP Paribas SA	1,040	72,269
Citigroup, Inc.	856	44,033
Commonwealth Bank of Australia	608	46,401
HSBC Holdings PLC	6,345	51,403
JPMorgan Chase & Co.	361	61,381
Mitsubishi UFJ Financial Group, Inc.	4,600	39,484
National Australia Bank Ltd.	1,889	39,534
NatWest Group PLC	22,744	63,359
Resona Holdings, Inc.	4,800	24,336
Royal Bank of Canada	207	21,036
Sumitomo Mitsui Financial Group, Inc.	500	24,333
Toronto-Dominion Bank (The)	364	23,635

		580,167

Capital Markets — 2.0%
BlackRock, Inc.	15	12,177
Charles Schwab Corp. (The)	174	11,971
Deutsche Boerse AG	48	9,891
EQT AB	517	14,650
Euronext NV	133	11,566
Goldman Sachs Group, Inc. (The)	227	87,570
Julius Baer Group Ltd.	197	11,043
London Stock Exchange Group PLC	110	13,005
Moody’s Corp.	69	26,949
Partners Group Holding AG	53	76,581
S&P Global, Inc.	49	21,585
UBS Group AG (REG)	1,446	44,883

		341,871

Consumer Finance — 0.1%
American Express Co.	61	11,428

Financial Services — 2.1%
Berkshire Hathaway, Inc. — Class B(a)	225	80,249
Mastercard, Inc. — Class A	211	89,994
PayPal Holdings, Inc.(a)	642	39,425
Visa, Inc. — Class A	535	139,287

		348,955

Insurance — 1.3%
Aflac, Inc.	396	32,670
AIA Group Ltd.	3,200	27,849
Allianz SE (REG)	166	44,390
Aon PLC — Class A	49	14,260
Everest Group Ltd.	72	25,458
MetLife, Inc.	517	34,189
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	82	34,036
Progressive Corp. (The)	71	11,309

		224,161

Total Financials		1,506,582

Health Care — 8.5%

Biotechnology — 1.6%
AbbVie, Inc.	536	83,023
Alnylam Pharmaceuticals, Inc.(a)	51	9,762
Amgen, Inc.	185	53,284

FSA-7

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2023

Company	Shares	U.S. $ Value
Biotechnology (Continued)
Gilead Sciences, Inc.	545	$44,150
Regeneron Pharmaceuticals, Inc.(a)	44	38,645
Vertex Pharmaceuticals, Inc.(a)	103	41,910

		270,774

Health Care Equipment & Supplies — 0.7%
Abbott Laboratories	192	21,133
Alcon, Inc.	120	9,382
Becton Dickinson & Co.	37	9,022
Medtronic PLC	254	20,924
STERIS PLC	125	27,481
Zimmer Biomet Holdings, Inc.	241	29,330

		117,272

Health Care Providers & Services — 1.9%
Centene Corp.(a)	946	70,203
Cigna Group (The)	126	37,731
Elevance Health, Inc.	96	45,270
HCA Healthcare, Inc.	40	10,827
Humana, Inc.	73	33,420
Laboratory Corp. of America Holdings	48	10,910
McKesson Corp.	74	34,260
UnitedHealth Group, Inc.	146	76,865

		319,486

Life Sciences Tools & Services — 1.0%
Bio-Rad Laboratories, Inc. — Class A(a)	25	8,072
Bruker Corp.	356	26,159
Danaher Corp.	80	18,507
ICON PLC(a)	47	13,304
IQVIA Holdings, Inc.(a)	45	10,412
Thermo Fisher Scientific, Inc.	46	24,417
West Pharmaceutical Services, Inc.	199	70,072

		170,943

Pharmaceuticals — 3.3%
AstraZeneca PLC	148	19,999
Bristol-Myers Squibb Co.	229	11,750
Eli Lilly & Co.	192	111,921
GSK PLC	2,165	39,983
Johnson & Johnson	359	56,270
Merck & Co., Inc.	812	88,524
Novartis AG (REG)	186	18,775
Novo Nordisk A/S — Class B	813	84,306
Pfizer, Inc.	657	18,915
Roche Holding AG (Genusschein)	87	25,272
Royalty Pharma PLC — Class A	344	9,663
Sanofi SA	117	11,634
Takeda Pharmaceutical Co., Ltd.	1,500	43,023
Zoetis, Inc.	122	24,079

		564,114

Total Health Care		1,442,589

Industrials — 7.1%

Aerospace & Defense — 1.5%
Airbus SE	427	66,008
BAE Systems PLC	4,301	60,888
Boeing Co. (The)(a)	155	40,402
General Dynamics Corp.	101	26,227
Hexcel Corp.	149	10,989
Northrop Grumman Corp.	75	35,110
Spirit AeroSystems Holdings, Inc. — Class A(a)	302	9,598

		249,222

Company	Shares	U.S. $ Value
Building Products — 0.1%
Otis Worldwide Corp.	119	$10,647

Commercial Services & Supplies — 0.6%
Republic Services, Inc.	68	11,214
Tetra Tech, Inc.	387	64,602
Veralto Corp.	130	10,694
Waste Management, Inc.	118	21,134

		107,644

Construction & Engineering — 0.7%
Dycom Industries, Inc.(a)	424	48,798
MasTec, Inc.(a)	94	7,118
WSP Global, Inc.	481	67,754

		123,670

Electrical Equipment — 1.0%
ABB Ltd. (REG)	894	39,664
Prysmian SpA	647	29,512
Schneider Electric SE	237	47,740
Sensata Technologies Holding PLC	1,232	46,286

		163,202

Ground Transportation — 0.6%
Canadian National Railway Co.	305	38,524
CSX Corp.	316	10,956
Union Pacific Corp.	189	46,422

		95,902

Industrial Conglomerates — 0.6%
General Electric Co.	386	49,265
Honeywell International, Inc.	99	20,761
Siemens AG (REG)	218	40,925

		110,951

Machinery — 1.3%
Amada Co., Ltd.	3,600	37,428
Caterpillar, Inc.	170	50,264
Deere & Co.	80	31,990
Dover Corp.	66	10,151
Illinois Tool Works, Inc.	153	40,077
Middleby Corp. (The)(a)	166	24,430
SMC Corp.	27	14,445
TOMRA Systems ASA	599	7,265

		216,050

Professional Services — 0.7%
Automatic Data Processing, Inc.	170	39,605
Experian PLC	372	15,177
RELX PLC (London)	342	13,570
Robert Half, Inc.	691	60,753

		129,105

Total Industrials		1,206,393

Consumer Discretionary — 6.3%

Automobile Components — 0.3%
Aptiv PLC(a)	95	8,523
Lear Corp.	271	38,268

		46,791

Automobiles — 1.1%
Honda Motor Co., Ltd.	1,500	15,475
Stellantis NV	1,722	40,353
Tesla, Inc.(a)	397	98,647
Toyota Motor Corp.	2,200	40,318

		194,793

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2023

Company	Shares	U.S. $ Value
Broadline Retail — 1.3%
Amazon.com, Inc.(a)	1,523	$231,405

Diversified Consumer Services — 0.1%
Service Corp. International/US	152	10,404

Hotels, Restaurants & Leisure — 1.6%
Booking Holdings, Inc.(a)	13	46,114
Chipotle Mexican Grill, Inc.(a)	17	38,878
Compass Group PLC	2,164	59,222
Entain PLC	817	10,304
Hyatt Hotels Corp. — Class A	226	29,473
InterContinental Hotels Group PLC	333	30,032
McDonald’s Corp.	65	19,273
Starbucks Corp.	388	37,252

		270,548

Household Durables — 0.4%
PulteGroup, Inc.	312	32,205
Sony Group Corp.	100	9,465
TopBuild Corp.(a)	56	20,958

		62,628

Specialty Retail — 1.1%
Home Depot, Inc. (The)	233	80,746
JD Sports Fashion PLC	18,404	38,843
Lowe’s Cos., Inc.	88	19,585
TJX Cos., Inc. (The)	441	41,370

		180,544

Textiles, Apparel & Luxury Goods — 0.4%
Kering SA	15	6,648
LVMH Moet Hennessy Louis Vuitton SE	26	21,139
NIKE, Inc. — Class B	123	13,354
Tapestry, Inc.	917	33,755

		74,896

Total Consumer Discretionary		1,072,009

Communication Services — 4.5%

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	1,199	20,119
Charter Communications, Inc. — Class A(a)	50	19,434
Comcast Corp. — Class A	1,382	60,601
Deutsche Telekom AG (REG)	1,596	38,397
Nippon Telegraph & Telephone Corp.	8,500	10,381
Verizon Communications, Inc.	640	24,128

		173,060

Entertainment — 1.2%
Electronic Arts, Inc.	532	72,783
Netflix, Inc.(a)	134	65,242
Ubisoft Entertainment SA(a)	324	8,288
Universal Music Group NV	1,221	34,878
Walt Disney Co. (The)	214	19,322

		200,513

Interactive Media & Services — 2.2%
Alphabet, Inc. — Class A(a)	940	131,309
Alphabet, Inc. — Class C(a)	850	119,790
Meta Platforms, Inc. — Class A(a)	365	129,195

		380,294

Company	Shares	U.S. $ Value
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.	72	$11,544

Total Communication Services		765,411

Consumer Staples — 3.4%

Beverages — 1.0%
Asahi Group Holdings Ltd.	1,100	40,966
Carlsberg AS — Class B	206	25,866
Coca-Cola Co. (The)	556	32,765
PepsiCo, Inc.	374	63,520

		163,117

Consumer Staples Distribution & Retail — 0.6%
Costco Wholesale Corp.	86	56,767
Koninklijke Ahold Delhaize NV	348	10,019
Walmart, Inc.	198	31,214

		98,000

Food Products — 0.6%
Nestle SA (REG)	689	79,812
Nomad Foods Ltd.(a)	1,646	27,900

		107,712

Household Products — 0.3%
Procter & Gamble Co. (The)	356	52,168

Personal Care Products — 0.8%
Haleon PLC	2,408	9,860
L’Oreal SA	93	46,390
Unilever PLC	1,600	77,467

		133,717

Tobacco — 0.1%
Philip Morris International, Inc.	195	18,346

Total Consumer Staples		573,060

Energy — 2.9%

Energy Equipment & Services — 0.6%
Baker Hughes Co.	876	29,942
Schlumberger NV	198	10,304
Shell PLC	1,846	60,778

		101,024

Oil, Gas & Consumable Fuels — 2.3%
BP PLC	6,923	41,140
Cameco Corp.	314	13,533
Canadian Natural Resources Ltd.	558	36,736
Chevron Corp.	246	36,693
ConocoPhillips	194	22,518
ENEOS Holdings, Inc.	7,500	29,751
Exxon Mobil Corp.	586	58,588
Marathon Petroleum Corp.	231	34,271
Neste Oyj	282	10,031
Repsol SA	1,835	27,238
Shell PLC	889	29,104
TotalEnergies SE	760	51,712

		391,315

Total Energy		492,339

FSA-8

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2023

Company	Shares	U.S. $ Value
Materials — 2.2%

Chemicals — 1.0%
Chr Hansen Holding A/S	129	$10,826
Linde PLC	64	26,285
LyondellBasell Industries NV — Class A	678	64,464
Sherwin-Williams Co. (The)	127	39,611
Tosoh Corp.	2,100	26,775

		167,961

Construction Materials — 0.1%
CRH PLC	174	12,034

Metals & Mining — 1.1%
Anglo American PLC	1,958	49,008
ArcelorMittal SA	371	10,536
BHP Group Ltd.	1,726	59,046
Endeavour Mining PLC	491	10,988
Glencore PLC	4,498	27,041
Rio Tinto PLC	219	16,310
Teck Resources Ltd. — Class B	653	27,737

		200,666

Total Materials		380,661

Utilities — 1.0%

Electric Utilities — 0.7%
EDP — Energias de Portugal SA	4,657	23,454
Enel SpA	10,234	76,187
NextEra Energy, Inc.	252	15,306

		114,947

Multi-Utilities — 0.0%
Ameren Corp.	108	7,813

Water Utilities — 0.3%
American Water Works Co., Inc.	395	52,136

Total Utilities		174,896

Real Estate — 0.4%

Real Estate Management & Development — 0.2%
CBRE Group, Inc. — Class A(a)	355	33,047

Specialized REITs — 0.2%
Equinix, Inc.	48	38,659

Total Real Estate		71,706

Total Common Stocks (cost $8,553,341)		10,247,548

	Principal Amount (000)
LONG-TERM DEBT SECURITIES — 40.0%

GOVERNMENTS – TREASURIES — 17.4%

United States — 17.4%
U.S. Treasury Bonds 1.25%, 05/15/2050	$38	20,694
1.75%, 08/15/2041	97	67,409
1.875%, 02/15/2051	35	22,498
2.00%, 08/15/2051	71	46,637
2.25%, 08/15/2046	138	98,426
2.25%, 02/15/2052	94	65,448
2.375%, 02/15/2042	20	15,246

Company	Principal Amount (000)	U.S. $ Value
United States (Continued)
2.50%, 05/15/2046	$7	$5,559
2.75%, 08/15/2042	10	8,134
2.875%, 05/15/2043	10	8,233
2.875%, 11/15/2046	15	12,132
2.875%, 05/15/2052	71	57,018
3.00%, 05/15/2042	65	55,169
3.00%, 11/15/2044	59	48,555
3.00%, 05/15/2045	57	47,085
3.00%, 11/15/2045	6	4,704
3.00%, 05/15/2047	22	18,037
3.00%, 08/15/2052	8	6,899
3.25%, 05/15/2042	10	8,542
3.375%, 08/15/2042	10	8,950
3.625%, 02/15/2053	4	3,895
3.625%, 05/15/2053	67	61,751
4.00%, 11/15/2042	37	36,087
4.125%, 08/15/2053	34	34,114
4.375%, 02/15/2038	20	20,759
4.375%, 08/15/2043	53	54,599
4.50%, 08/15/2039	55	58,369
4.625%, 02/15/2040	72	77,310
4.75%, 11/15/2053	54	60,834
U.S. Treasury Notes 0.75%, 12/31/2023	180	180,000
3.375%, 05/15/2033	64	61,261
3.50%, 02/15/2033	8	7,774
3.625%, 05/31/2028	574	568,538
3.875%, 08/15/2033	213	213,567
4.625%, 09/30/2028	149	154,142
4.875%, 10/31/2028	327	341,090
5.00%, 10/31/2025	395	399,365

Total Governments — Treasuries		2,958,830

CORPORATES — INVESTMENT GRADE — 12.1%(b)

Industrial — 8.1%

Basic — 0.2%
Glencore Funding LLC 5.40%, 05/08/2028	6	6,101
6.50%, 10/06/2033	3	3,274
Nucor Corp. 4.30%, 05/23/2027	9	8,907
Nutrien Ltd. 5.90%, 11/07/2024	8	8,021
WRKCo, Inc. 4.00%, 03/15/2028	14	13,521

		39,824

Capital Goods — 0.7%
Caterpillar Financial Services Corp. 5.15%, 08/11/2025	16	16,119
CNH Industrial Capital LLC 3.95%, 05/23/2025	12	11,788
Flowserve Corp. 2.80%, 01/15/2032	13	10,768
John Deere Capital Corp. 5.30%, 09/08/2025	6	6,081
Series M
5.15%, 03/03/2025	16	16,092

FSA-9

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2023

Company	Principal Amount (000)	U.S. $ Value
Capital Goods (Continued)
Parker-Hannifin Corp. 3.25%, 06/14/2029	$6	$5,647
4.50%, 09/15/2029	12	12,041
RTX Corp. 4.125%, 11/16/2028	19	18,561
Trane Technologies Financing Ltd. 5.25%, 03/03/2033	5	5,181
Westinghouse Air Brake Technologies Corp. 4.15%, 03/15/2024(c)	9	8,960

		111,238

Communications – Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.125%, 07/01/2049	4	3,255
Comcast Corp. 4.15%, 10/15/2028	20	19,723
Cox Communications, Inc. 5.70%, 06/15/2033	6	6,257
Discovery Communications LLC 5.30%, 05/15/2049	3	2,592
Fox Corp. 4.709%, 01/25/2029	6	5,971
Interpublic Group of Cos., Inc. (The) 4.65%, 10/01/2028	5	4,947
4.75%, 03/30/2030	30	29,531
Meta Platforms, Inc. 4.95%, 05/15/2033	6	6,191
Time Warner Cable LLC 4.50%, 09/15/2042	10	7,900
Warnermedia Holdings, Inc. 3.755%, 03/15/2027	19	18,210

		104,577

Communications – Telecommunications — 0.2%
AT&T, Inc. 2.25%, 02/01/2032	2	1,655
4.50%, 05/15/2035	7	6,640
5.40%, 02/15/2034	5	5,159
T-Mobile USA, Inc. 3.875%, 04/15/2030	6	5,696
5.05%, 07/15/2033	8	8,069
Verizon Communications, Inc. 2.55%, 03/21/2031	10	8,624
4.50%, 08/10/2033	6	5,855

		41,698

Consumer Cyclical – Automotive — 0.5%
General Motors Co. 6.125%, 10/01/2025	5	5,064
General Motors Financial Co., Inc. 2.70%, 08/20/2027	10	9,223
4.30%, 04/06/2029	3	2,894
5.10%, 01/17/2024	20	19,992
5.25%, 03/01/2026	4	4,003
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027	14	13,024
6.50%, 03/10/2028	3	3,113

Company	Principal Amount (000)	U.S. $ Value
Consumer Cyclical – Automotive (Continued)
Hyundai Capital America 6.10%, 09/21/2028	$10	$10,389
Lear Corp. 2.60%, 01/15/2032	5	4,084
Toyota Motor Credit Corp. 5.00%, 08/14/2026	4	4,050
5.40%, 11/10/2025	12	12,191

		88,027

Consumer Cyclical – Other — 0.2%
Las Vegas Sands Corp. 3.90%, 08/08/2029	20	18,474
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025	15	15,094

		33,568

Consumer Cyclical – Retailers — 0.3%
Advance Auto Parts, Inc. 3.90%, 04/15/2030	29	25,896
Ross Stores, Inc. 4.70%, 04/15/2027	20	19,789

		45,685

Consumer Non-Cyclical — 2.1%
Ahold Finance USA LLC 6.875%, 05/01/2029	24	26,576
Altria Group, Inc. 2.45%, 02/04/2032	2	1,634
3.40%, 05/06/2030	20	18,270
4.80%, 02/14/2029	3	2,994
Archer-Daniels-Midland Co. 4.50%, 08/15/2033	16	16,028
AstraZeneca PLC 6.45%, 09/15/2037	10	11,692
Baptist Healthcare System Obligated Group Series 20B 3.54%, 08/15/2050	11	8,143
BAT Capital Corp. 2.259%, 03/25/2028	16	14,313
4.906%, 04/02/2030	4	3,934
6.421%, 08/02/2033	7	7,330
Cargill, Inc. 5.125%, 10/11/2032	7	7,182
Cigna Group (The) 3.40%, 03/01/2027	23	22,168
4.125%, 11/15/2025	10	9,876
4.375%, 10/15/2028	10	9,921
CVS Health Corp. 4.30%, 03/25/2028	3	2,949
5.05%, 03/25/2048	10	9,383
Gilead Sciences, Inc. 5.25%, 10/15/2033	16	16,698
Laboratory Corp. of America Holdings 3.60%, 02/01/2025	10	9,830
McKesson Corp. 4.90%, 07/15/2028	9	9,158
Merck & Co., Inc. 1.70%, 06/10/2027	24	22,025

FSA-10

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2023

Company	Principal Amount (000)	U.S. $ Value
Consumer Non-Cyclical (Continued)
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	$10	$6,759
Philip Morris International, Inc. 4.875%, 02/13/2026	8	8,023
5.00%, 11/17/2025	9	9,041
5.375%, 02/15/2033	16	16,419
5.625%, 11/17/2029	2	2,098
Reynolds American, Inc. 5.85%, 08/15/2045	12	11,305
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026	29	27,906
Sutter Health Series 20A 2.294%, 08/15/2030	17	14,503
Sysco Corp. 5.95%, 04/01/2030	12	12,772
Thermo Fisher Scientific, Inc. 4.977%, 08/10/2030	8	8,200
Zoetis, Inc. 5.40%, 11/14/2025	6	6,050

		353,180

Energy — 1.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 3.337%, 12/15/2027	25	23,922
Boardwalk Pipelines LP 3.40%, 02/15/2031	9	8,058
BP Capital Markets America, Inc. 2.939%, 06/04/2051	12	8,319
4.893%, 09/11/2033	9	9,161
Continental Resources, Inc./OK 2.875%, 04/01/2032	20	16,226
5.75%, 01/15/2031	2	1,990
Devon Energy Corp. 5.60%, 07/15/2041	10	9,672
Energy Transfer LP 4.75%, 01/15/2026	20	19,863
EQT Corp. 5.70%, 04/01/2028	5	5,082
Marathon Petroleum Corp. 5.125%, 12/15/2026	4	4,046
ONEOK Partners LP 6.125%, 02/01/2041	3	3,132
ONEOK, Inc. 4.00%, 07/13/2027	21	20,394
6.35%, 01/15/2031	4	4,271
Ovintiv, Inc. 5.65%, 05/15/2028	3	3,064
6.25%, 07/15/2033	5	5,173
6.50%, 02/01/2038	3	3,097
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	7	6,445
4.50%, 12/15/2026	8	7,903

Company	Principal Amount (000)	U.S. $ Value
Energy (Continued)
Suncor Energy, Inc. 6.80%, 05/15/2038	$12	$13,133
Targa Resources Corp. 6.50%, 03/30/2034	6	6,489
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	15	13,669
TransCanada PipeLines Ltd. 6.10%, 06/01/2040	5	5,281
7.851%, 05/15/2067(d)	13	10,426
Transcontinental Gas Pipe Line Co., LLC 3.25%, 05/15/2030	19	17,249

		226,065

Other Industrial — 0.1%
LKQ Corp. 5.75%, 06/15/2028	10	10,271
6.25%, 06/15/2033	4	4,180

		14,451

Services — 0.6%
Amazon.com, Inc. 4.55%, 12/01/2027	16	16,235
Booking Holdings, Inc. 4.625%, 04/13/2030	21	21,154
Expedia Group, Inc. 4.625%, 08/01/2027	9	8,975
Global Payments, Inc. 2.90%, 11/15/2031	3	2,565
3.20%, 08/15/2029	7	6,346
5.40%, 08/15/2032	7	7,074
Mastercard, Inc. 3.30%, 03/26/2027	6	5,820
4.875%, 03/09/2028	10	10,319
Moody’s Corp. 4.25%, 02/01/2029	9	8,917
S&P Global, Inc. 4.25%, 05/01/2029	6	5,983
4.75%, 08/01/2028	4	4,062
Verisk Analytics, Inc. 5.75%, 04/01/2033	6	6,435

		103,885

Technology — 1.1%
Broadcom, Inc. 3.137%, 11/15/2035	2	1,643
3.187%, 11/15/2036	22	17,854
4.00%, 04/15/2029	3	2,899
4.15%, 11/15/2030	4	3,821
4.15%, 04/15/2032	2	1,888
4.926%, 05/15/2037	8	7,739
Fiserv, Inc. 3.50%, 07/01/2029	17	16,011
Hewlett Packard Enterprise Co. 4.90%, 10/15/2025(c)	25	24,913
Infor, Inc. 1.75%, 07/15/2025	7	6,607
International Business Machines Corp. 4.90%, 07/27/2052	7	6,739

FSA-11

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2023

Company	Principal Amount (000)	U.S. $ Value
Technology (Continued)
KLA Corp. 4.10%, 03/15/2029	$4	$3,981
Kyndryl Holdings, Inc. 2.05%, 10/15/2026	21	19,131
NXP BV/NXP Funding LLC 5.55%, 12/01/2028	6	6,176
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030	6	5,513
Oracle Corp. 2.875%, 03/25/2031	12	10,627
3.60%, 04/01/2040	3	2,399
3.65%, 03/25/2041	8	6,361
5.375%, 07/15/2040	2	1,968
VMware LLC 4.50%, 05/15/2025	20	19,807
Western Digital Corp. 2.85%, 02/01/2029	4	3,432
Workday, Inc. 3.70%, 04/01/2029	5	4,802
3.80%, 04/01/2032	7	6,523

		180,834

Transportation - Airlines — 0.1%
Southwest Airlines Co. 5.25%, 05/04/2025	16	16,002

Transportation - Services — 0.1%
ERAC USA Finance LLC 4.90%, 05/01/2033	15	14,985

Total Industrial		1,374,019

Financial Institutions — 3.4%

Banking — 2.1%
Ally Financial, Inc. 8.00%, 11/01/2031	18	19,718
American Express Co. 4.90%, 02/13/2026	10	10,022
5.389%, 07/28/2027	6	6,070
Bank of America Corp. 2.299%, 07/21/2032	18	14,703
2.687%, 04/22/2032	7	5,911
4.376%, 04/27/2028	15	14,661
Bank of Nova Scotia (The) 4.75%, 02/02/2026	13	12,977
Capital One Financial Corp. 3.273%, 03/01/2030	10	8,921
6.377%, 06/08/2034	7	7,215
Citigroup, Inc. 3.98%, 03/20/2030	9	8,539
4.075%, 04/23/2029	10	9,633
SeriesW
4.00%, 12/10/2025(e)	8	7,371
Series Y
4.15%, 11/15/2026(e)	3	2,582
Citizens Financial Group, Inc. 4.30%, 12/03/2025	24	23,402
Goldman Sachs Group, Inc. (The) 2.383%, 07/21/2032	5	4,111
2.615%, 04/22/2032	16	13,430

Company	Principal Amount (000)	U.S. $ Value
Banking (Continued)
JPMorgan Chase & Co. 2.58%, 04/22/2032	$24	$20,312
4.851%, 07/25/2028	2	2,000
5.546%, 12/15/2025	19	19,015
Macquarie Group Ltd. 6.255%, 12/07/2034	16	16,727
Morgan Stanley 4.21%, 04/20/2028	9	8,793
6.296%, 10/18/2028	11	11,533
Series G
3.772%, 01/24/2029	12	11,442
PNC Financial Services Group, Inc. (The) 5.068%, 01/24/2034	2	1,956
5.354%, 12/02/2028	17	17,208
Santander Holdings USA, Inc. 2.49%, 01/06/2028	10	9,171
4.26%, 06/09/2025	8	7,897
7.66%, 11/09/2031	2	2,165
State Street Corp. 4.857%, 01/26/2026	6	5,965
Sumitomo Mitsui Financial Group, Inc. 3.352%, 10/18/2027	21	19,891
Truist Financial Corp. 1.95%, 06/05/2030	2	1,671
US Bancorp Series J 5.30%, 04/15/2027(e)	12	10,752
Wells Fargo & Co. 3.35%, 03/02/2033	18	15,742
3.584%, 05/22/2028	5	4,764
Series BB
3.90%, 03/15/2026(e)	9	8,314

		364,584

Brokerage — 0.1%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(e)	11	9,699

		9,699

Finance — 0.5%
Air Lease Corp. 2.10%, 09/01/2028	2	1,753
2.875%, 01/15/2026	2	1,907
3.625%, 04/01/2027	2	1,911
4.625%, 10/01/2028	5	4,890
Aircastle Ltd. 2.85%, 01/26/2028	15	13,360
6.50%, 07/18/2028	3	3,061
Aviation Capital Group LLC
1.95%, 01/30/2026	10	9,264
4.375%, 01/30/2024	4	3,991
5.50%, 12/15/2024	15	14,916
6.375%, 07/15/2030	9	9,267
Synchrony Financial 2.875%, 10/28/2031	21	16,830
3.95%, 12/01/2027	6	5,620

		86,770

FSA-12

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2023

Company	Principal Amount (000)	U.S. $ Value
Insurance — 0.3%
Alleghany Corp. 3.625%, 05/15/2030	$22	$20,810
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077	13	11,117
Humana, Inc. 5.75%, 03/01/2028	9	9,358
Massachusetts Mutual Life Insurance Co. 3.729%, 10/15/2070	6	4,113
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039	5	6,619

		52,017

REITs — 0.4%
American Tower Corp. 3.65%, 03/15/2027	7	6,736
5.80%, 11/15/2028	3	3,123
Crown Castle, Inc. 5.60%, 06/01/2029	6	6,140
5.80%, 03/01/2034	4	4,143
Digital Realty Trust LP 3.60%, 07/01/2029	7	6,578
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032	7	5,928
4.00%, 01/15/2031	4	3,604
6.75%, 12/01/2033	3	3,237
Host Hotels & Resorts LP Series E 4.00%, 06/15/2025	10	9,768
Rexford Industrial Realty LP 2.125%, 12/01/2030	19	15,550

		64,807

Total Financial Institutions		577,877

Utility — 0.6%

Electric — 0.6%
Berkshire Hathaway Energy Co. 6.125%, 04/01/2036	25	27,094
Enel Chile SA 4.875%, 06/12/2028	12	11,790
Entergy Corp. 1.90%, 06/15/2028	19	16,828
National Grid PLC 5.809%, 06/12/2033	6	6,307
NRG Energy, Inc. 7.00%, 03/15/2033	16	16,907
Public Service Enterprise Group, Inc. 5.85%, 11/15/2027	12	12,498
Vistra Operations Co., LLC 6.95%, 10/15/2033	13	13,666

		105,090

Other Utility — 0.0%
American Water Capital Corp. 3.45%, 06/01/2029	5	4,722

Total Utility		109,812

Total Corporates — Investment Grade		2,061,708

Company	Principal Amount (000)	U.S. $ Value
MORTGAGE PASS-THROUGHS — 8.3%

Agency Fixed Rate 30-Year — 8.0%
Federal Home Loan Mortgage Corp.
Series 2019
3.50%, 10/01/2049	$4	$3,662
3.50%, 11/01/2049	5	4,590
Series 2020
3.50%, 01/01/2050	20	18,703
Series 2022
2.00%, 03/01/2052	52	42,814
2.50%, 04/01/2052	26	22,505
3.00%, 03/01/2052	36	31,755
Federal Home Loan Mortgage Corp. Gold
Series 2007
5.50%, 07/01/2035	2	2,052
Series 2016
4.00%, 02/01/2046	13	12,832
Series 2017
4.00%, 07/01/2044	10	9,430
Series 2018
4.50%, 10/01/2048	11	10,875
4.50%, 11/01/2048	11	10,955
5.00%, 11/01/2048	8	7,959
Federal National Mortgage Association
Series 2003
5.50%, 04/01/2033	3	3,167
5.50%, 07/01/2033	3	3,553
Series 2004
5.50%, 04/01/2034	1	1,412
5.50%, 11/01/2034	3	3,060
5.50%, 01/01/2035	3	3,426
Series 2010
4.00%, 12/01/2040	6	5,411
Series 2012
3.50%, 02/01/2042	3	3,011
3.50%, 11/01/2042	34	32,388
3.50%, 01/01/2043	6	5,271
Series 2013
3.50%, 04/01/2043	20	19,163
4.00%, 10/01/2043	22	21,263
Series 2015
3.00%, 02/01/2045	4	3,245
Series 2016
3.00%, 12/01/2046	64	58,087
Series 2018
3.50%, 05/01/2048	50	46,936
4.50%, 09/01/2048	19	18,839
Series 2019
3.50%, 11/01/2049	11	10,008
Series 2020
3.50%, 01/01/2050	17	16,080
Series 2021
2.00%, 07/01/2051	52	42,674
2.50%, 01/01/2052	9	7,483
Series 2022
2.50%, 03/01/2052	38	32,757
2.50%, 04/01/2052	16	13,563
2.50%, 05/01/2052	51	43,876
3.00%, 02/01/2052	41	36,274
3.00%, 03/01/2052	53	46,974

FSA-13

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2023

Company	Principal Amount (000)	U.S. $ Value
Agency Fixed Rate 30-Year (Continued)
Government National Mortgage Association
Series 2016
3.00%, 12/20/2046	$12	$10,889
Series 2023
5.50%, 04/20/2053	39	39,160
Series 2024
6.50%, 01/20/2040, TBA	25	25,592
4.00%, 11/20/2044, TBA	28	26,924
4.50%, 07/20/2044, TBA	118	115,225
5.00%, 04/20/2053, TBA	100	99,406
5.50%, 05/20/2053, TBA	25	25,166
6.00%, 01/20/2037, TBA	25	25,420
Uniform Mortgage-Backed Security
Series 2024
2.00%, 04/01/2050, TBA	124	101,370
2.50%, 04/01/2044, TBA	182	154,601
4.00%, 01/01/2041, TBA	25	23,675
5.50%, 01/25/2036, TBA	64	64,325

		1,367,806

Agency Fixed Rate 15-Year — 0.3%
Federal National Mortgage Association
Series 2016
2.50%, 04/01/2031	13	11,866
2.50%, 08/01/2031	14	13,519
2.50%, 01/01/2032	19	17,695

		43,080

Total Mortgage Pass-Throughs		1,410,886

AGENCIES — 1.6%

Agency Debentures — 1.6%
Federal Farm Credit Banks Fund 4.50%, 08/14/2026	15	15,130
Federal Home Loan Banks 2.50%, 02/13/2024	20	19,932
Federal National Mortgage Association 6.25%, 05/15/2029	70	77,657
6.625%, 11/15/2030	145	166,741

Total Agencies		279,460

LOCAL GOVERNMENTS – US MUNICIPAL BONDS — 0.4%

United States — 0.4%
City of New York Series 2021-D 1.923%, 08/01/2031	10	8,308
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund) Series 2020-A 1.705%, 07/01/2027	16	14,487
State of California Series 2010 7.625%, 03/01/2040	25	31,377

Company	Principal Amount (000)	U.S. $ Value
United States (Continued)
University of California Series 2021-B 3.071%, 05/15/2051	$15	$10,787

Total Local Governments — US Municipal Bonds		64,959

ASSET-BACKED SECURITIES — 0.1%

Other ABS – Fixed Rate — 0.1%
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052	25	20,991

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%

Non-Agency Fixed Rate — 0.1%
JPMorgan Alternative Loan Trust Series 2006-A3, Class 2A1 4.356%, 07/25/2036	12	9,067

Total Long-Term Debt Securities (amortized cost $7,113,666)		6,805,901

SHORT-TERM INVESTMENTS — 2.7%

U.S. Treasury Bills — 2.7%
U.S. Treasury Bill
Zero Coupon, 02/06/2024	209	207,521
Zero Coupon, 02/27/2024	49	48,275
Zero Coupon, 04/09/2024	209	205,633

Total U.S. Treasury Bills (cost $461,429)		461,429

Total Investments — 102.9%
(cost $16,128,436)		17,514,878
Other assets less liabilities — (2.9)%		(494,411)

Net Assets — 100.0%		$17,020,467

(a)	Non-income producing security.
(b)	Classification of investment grade and non-investment grade is unaudited.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2023.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2023.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

Glossary:

ABS — Asset-Backed Securities

REG — Registered Shares

REIT — Real Estate Investment Trust

TBA —To Be Announced

The accompanying notes are an integral part of these financial statements.

FSA-14

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Concluded)

PORTFOLIO SUMMARY

DECEMBER 31, 2023

% of Total Investments*	Country Diversification
82.5%	United States
4.1%	United Kingdom
2.3%	Japan
1.9%	Canada
1.8%	Switzerland
1.6%	France
1.3%	Germany
1.1%	Australia
0.7%	Denmark
0.7%	Netherlands
0.6%	Italy
0.4%	Spain
0.3%	South Africa
0.2%	Hong Kong
0.5%	Other

100.0%

The accompanying notes are an integral part of these financial statements.

*	All The Fund’s country breakdown is expressed as a percentage of each Portfolio’s long-term investments and may vary over time. “Other” country weightings represent 0.5% or less of the following: Chile, Finland, Luxembourg, Norway, Portugal and Sweden.

FSA-15

SEPARATE ACCOUNT NO. 4 (POOLED)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2023

Assets:
Investments (Notes 2 and 3):
Common stocks — at fair value (cost: $52,436,829)	$99,788,181
Cash	984,177
Dividends receivable	52,094
Fees receivable from Contractowners	6,040

Total assets	100,830,492

Liabilities:
Due to Equitable Financial’s General Account	1,082,594
Asset management fee payable	18,260
Accrued custody and bank fees	6,704
Due to other Separate Account	2,352
Variation margin due to broker	2,328
Accrued expenses	77,625

Total liabilities	1,189,863

Net Assets Attributable to Contractowners or in Accumulation	$99,640,629

Amount retained by Equitable Financial in Separate Account No. 4	$4,005,199
Net assets attributable to contractowners	45,738,554
Net assets allocated to contracts in payout period	49,896,876

Net Assets	$99,640,629

	Units Outstanding	Unit Values
Institutional	933	$56,981.87
RIA	882	5,231.70
MRP	20,182	1,992.36
EPP	299	5,428.40

The accompanying notes are an integral part of these financial statements.

FSA-16

SEPARATE ACCOUNT NO. 4 (POOLED)

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Income (Note 2):
Dividends (net of foreign taxes withheld of $126)	$834,750
Other Income	20,141
Interest	3,521

Total investment income	858,412

Expenses (Note 6):
Investment management fees	(121,166)
Custody and bank fees	(23,446)
Other operating expenses	(72,854)

Total expenses	(217,466)

Net Investment Income (Loss)	640,946

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Note 2):
Net realized gain (loss) from investments	6,371,873
Net realized gain (loss) on futures contracts	17,906
Net Change in unrealized appreciation (depreciation) of investments	24,343,747
Net Change in unrealized appreciation (depreciation) on futures contracts	48,724

Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	30,782,250

Net Increase (Decrease) in Net Assets Attributable to Operations	$31,423,196

The accompanying notes are an integral part of these financial statements.

FSA-17

SEPARATE ACCOUNT NO. 4 (POOLED)

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2023	Year Ended December 31, 2022
Increase (Decrease) in Net Assets:
From Operations:
Net Investment Income (Loss)	$640,946	$616,953
Net realized gain (loss) on investments and futures contracts	6,389,779	9,667,344
Net change in unrealized appreciation (depreciation) of investments and futures contracts	24,392,471	(43,661,279)

Net increase (decrease) in assets attributable to operations	31,423,196	(33,376,982)

From Contractowners Transactions:
Contributions	1,326,166	2,842,027
Withdrawals	(10,288,681)	(14,849,478)
Asset management fees (Note 6)	(64,229)	(71,466)
Administrative fees (Note 6)	(248,497)	(267,370)

Net increase (decrease) in net assets attributable to contractowners transactions	(9,275,241)	(12,346,287)

Net increase (decrease) in net assets attributable to Equitable Financial’s transactions	(169,247)	(911,644)

Increase (Decrease) in Net Assets	21,978,708	(46,634,913)

Net Assets Attributable to Contractowners or in Accumulation — Beginning of Year	77,661,921	124,296,834

Net Assets Attributable to Contractowners or in Accumulation — End of Year	$99,640,629	$77,661,921

The accompanying notes are an integral part of these financial statements.

FSA-18

FSA-19

SEPARATE ACCOUNT NO. 4 (POOLED)

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2023

Company	Shares	U.S. $ Value
COMMON STOCKS — 100.1%

Information Technology — 43.5%

Communications Equipment — 0.5%
Arista Networks, Inc.(a)	1,053	$247,992
Motorola Solutions, Inc.	638	199,752
Ubiquiti, Inc.	15	2,093

		449,837

Electronic Equipment, Instruments & Components — 0.4%
Allegro MicroSystems, Inc.(a)	291	8,809
Amphenol Corp. — Class A	1,231	122,029
CDW Corp./DE	535	121,616
Jabil, Inc.	336	42,806
Keysight Technologies, Inc.(a)	191	30,386
Vontier Corp.	221	7,636
Zebra Technologies Corp. — Class A(a)	39	10,660

		343,942

IT Services — 1.6%
Accenture PLC — Class A	2,654	931,315
EPAM Systems, Inc.(a)	233	69,280
Gartner, Inc.(a)	322	145,257
Globant SA(a)	173	41,171
GoDaddy, Inc. — Class A(a)	392	41,615
MongoDB, Inc.(a)	276	112,843
Okta, Inc.(a)	40	3,621
Snowflake, Inc. — Class A(a)	1,301	258,899
Twilio, Inc. — Class A(a)	117	8,877
VeriSign, Inc.(a)	20	4,119

		1,616,997

Semiconductors & Semiconductor Equipment — 10.1%
Advanced Micro Devices, Inc.(a)	3,831	564,728
Applied Materials, Inc.	2,996	485,562
Broadcom, Inc.	1,812	2,022,957
Enphase Energy, Inc.(a)	559	73,866
Entegris, Inc.	33	3,954
KLA Corp.	576	334,829
Lam Research Corp.	534	418,261
Lattice Semiconductor Corp.(a)	572	39,462
Microchip Technology, Inc.	1,611	145,244
Monolithic Power Systems, Inc.	190	119,848
NVIDIA Corp.	9,981	4,942,791
QUALCOMM, Inc.	4,087	591,103
Teradyne, Inc.	545	59,143
Texas Instruments, Inc.	1,556	265,236
Universal Display Corp.	89	17,022

		10,084,006

Software — 18.8%
Adobe, Inc.(a)	1,925	1,148,455
Alteryx, Inc. — Class A(a)	257	12,120
ANSYS, Inc.(a)	301	109,227
AppLovin Corp. — Class A(a)	227	9,046
Atlassian Corp., Ltd. — Class A(a)	608	144,619
Autodesk, Inc.(a)	902	219,619
Bentley Systems, Inc. — Class B	747	38,978
Cadence Design Systems, Inc.(a)	1,135	309,140
Cloudflare, Inc. — Class A(a)	1,207	100,495
Confluent, Inc. — Class A(a)	777	18,182
Crowdstrike Holdings, Inc. — Class A(a)	884	225,703

Company	Shares	U.S. $ Value
Software (Continued)
Datadog, Inc. — Class A(a)	1,146	$139,102
DocuSign, Inc.(a)	849	50,473
DoubleVerify Holdings, Inc.(a)	577	21,222
Dropbox, Inc. — Class A(a)	963	28,389
Elastic NV(a)	326	36,740
Fair Isaac Corp.(a)	102	118,729
Five9, Inc.(a)	298	23,450
Fortinet, Inc.(a)	2,758	161,426
Gen Digital, Inc.	363	8,284
Gitlab, Inc. — Class A(a)	368	23,169
HashiCorp, Inc. — Class A(a)	279	6,596
HubSpot, Inc.(a)	192	111,464
Informatica, Inc. — Class A(a)	14	397
Intuit, Inc.	1,148	717,534
Manhattan Associates, Inc.(a)	259	55,768
Microsoft Corp.	31,263	11,756,139
nCino, Inc.(a)	26	874
Nutanix, Inc. — Class A(a)	234	11,159
Oracle Corp.	2,625	276,754
Palantir Technologies, Inc. — Class A(a)	7,864	135,025
Palo Alto Networks, Inc.(a)	1,266	373,318
Pegasystems, Inc.	176	8,599
Procore Technologies, Inc.(a)	329	22,773
PTC, Inc.(a)	251	43,915
RingCentral, Inc. — Class A(a)	358	12,154
Salesforce, Inc.(a)	2,998	788,896
SentinelOne, Inc. — Class A(a)	129	3,540
ServiceNow, Inc.(a)	855	604,049
Smartsheet, Inc. — Class A(a)	526	25,153
Splunk, Inc.(a)	641	97,656
Synopsys, Inc.(a)	638	328,513
Teradata Corp.(a)	422	18,361
Tyler Technologies, Inc.(a)	132	55,192
UiPath, Inc. — Class A(a)	1,209	30,032
Unity Software, Inc.(a)	475	19,423
Workday, Inc. — Class A(a)	831	229,406
Zscaler, Inc.(a)	366	81,091

		18,760,349

Technology Hardware, Storage & Peripherals — 12.1%
Apple, Inc.	62,140	11,963,814
HP, Inc.	740	22,267
NetApp, Inc.	352	31,032
Pure Storage, Inc. — Class A(a)	923	32,914

		12,050,027

Total Information Technology		43,305,158

Consumer Discretionary — 15.9%

Automobiles — 2.9%
Tesla, Inc.(a)	11,590	2,879,883

Broadline Retail — 5.9%
Amazon.com, Inc.(a)	37,847	5,750,473
Coupang, Inc.(a)	4,599	74,458
eBay, Inc.	139	6,063
Etsy, Inc.(a)	289	23,424
Ollie’s Bargain Outlet Holdings, Inc.(a)	83	6,299

		5,860,717

Distributors — 0.1%
Pool Corp.	159	63,395

SEPARATE ACCOUNT NO. 4 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2023

Company	Shares	U.S. $ Value
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.(a)	30	$2,827
Grand Canyon Education, Inc.(a)	35	4,621
H&R Block, Inc.	413	19,977
Service Corp. International/US	224	15,333

		42,758

Hotels, Restaurants & Leisure — 3.0%
Airbnb, Inc. — Class A(a)	1,702	231,710
Booking Holdings, Inc.(a)	156	553,366
Caesars Entertainment, Inc.(a)	353	16,549
Cava Group, Inc.(a)	52	2,235
Chipotle Mexican Grill, Inc.(a)	115	263,000
Choice Hotels International, Inc.	128	14,502
Churchill Downs, Inc.	298	40,209
Darden Restaurants, Inc.	237	38,939
Domino’s Pizza, Inc.	149	61,422
DoorDash, Inc. — Class A(a)	992	98,099
DraftKings, Inc. — Class A(a)	1,755	61,864
Expedia Group, Inc.(a)	441	66,939
Hilton Worldwide Holdings, Inc.	494	89,953
Las Vegas Sands Corp.	1,295	63,727
Marriott International, Inc./MD — Class A	1,041	234,756
McDonald’s Corp.	1,265	375,085
Norwegian Cruise Line Holdings Ltd.(a)	427	8,557
Planet Fitness, Inc. — Class A(a)	171	12,483
Royal Caribbean Cruises Ltd.(a)	296	38,329
Starbucks Corp.	4,739	454,991
Texas Roadhouse, Inc.	281	34,347
Travel + Leisure Co.	137	5,355
Vail Resorts, Inc.	16	3,416
Wendy’s Co., (The)	726	14,143
Wingstop, Inc.	126	32,329
Wyndham Hotels & Resorts, Inc.	25	2,010
Wynn Resorts Ltd.	27	2,460
Yum! Brands, Inc.	1,034	135,103

		2,955,878

Household Durables — 0.0%
NVR, Inc.(a)	1	7,001
Tempur Sealy International, Inc.	142	7,238
TopBuild Corp.(a)	9	3,368

		17,607

Leisure Products — 0.0%
Brunswick Corp./DE	24	2,322
Peloton Interactive, Inc. — Class A(a)	1,329	8,094
Polaris, Inc.	20	1,895
YETI Holdings, Inc.(a)	363	18,796

		31,107

Specialty Retail — 3.4%
AutoZone, Inc.(a)	64	165,479
Best Buy Co., Inc.	112	8,767
Burlington Stores, Inc.(a)	271	52,704
CarMax, Inc.(a)	37	2,839
Dick’s Sporting Goods, Inc.	19	2,792
Dynatrace, Inc.(a)	1,009	55,182
Five Below, Inc.(a)	230	49,027
Floor & Decor Holdings, Inc. — Class A(a)	437	48,752
Home Depot, Inc. (The)	4,254	1,474,224
Lowe’s Cos., Inc.	1,806	401,925

Company	Shares	U.S. $ Value
Specialty Retail (Continued)
Murphy USA, Inc.	79	$28,168
O’Reilly Automotive, Inc.(a)	213	202,367
RH(a)	12	3,498
Ross Stores, Inc.	1,316	182,121
TJX Cos., Inc. (The)	4,838	453,853
Tractor Supply Co.	460	98,914
Ulta Beauty, Inc.(a)	210	102,898
Valvoline, Inc.	182	6,840
Victoria’s Secret & Co.(a)	144	3,822
Wayfair, Inc. — Class A(a)	121	7,466
Williams-Sonoma, Inc.	35	7,062

		3,358,700

Textiles, Apparel & Luxury Goods — 0.6%
Birkenstock Holding PLC(a)	36	1,754
Crocs, Inc.(a)	255	23,820
Deckers Outdoor Corp.(a)	110	73,527
Lululemon Athletica, Inc.(a)	467	238,772
NIKE, Inc. — Class B	2,653	288,036
Skechers USA, Inc. — Class A(a)	40	2,494
Tapestry, Inc.	63	2,319

		630,722

Total Consumer Discretionary		15,840,767

Communication Services — 11.4%

Diversified Telecommunication Services — 0.2%
Cable One, Inc.	2	1,113
Charter Communications, Inc. — Class A(a)	431	167,521
Iridium Communications, Inc.	490	20,169

		188,803

Entertainment — 1.1%
Live Nation Entertainment, Inc.(a)	148	13,853
Netflix, Inc.(a)	1,842	896,833
Playtika Holding Corp.(a)	83	724
ROBLOX Corp. — Class A(a)	1,927	88,103
Roku, Inc.(a)	64	5,866
Spotify Technology SA(a)	589	110,679
TKO Group Holdings, Inc.	211	17,213

		1,133,271

Interactive Media & Services — 10.0%
Alphabet, Inc. — Class A(a)	24,963	3,487,082
Alphabet, Inc. — Class C(a)	21,365	3,010,969
Match Group, Inc.(a)	1,054	38,471
Meta Platforms, Inc. — Class A(a)	9,291	3,288,642
Pinterest, Inc. — Class A(a)	2,490	92,230
ZoomInfo Technologies, Inc.(a)	677	12,518

		9,929,912

Media — 0.1%
Liberty Broadband Corp. — Class A(a)	14	1,129
Liberty Broadband Corp. — Class C(a)	101	8,139
Nexstar Media Group, Inc.	49	7,681
Trade Desk, Inc. (The) — Class A(a)	1,850	133,126

		150,075

Total Communication Services		11,402,061

Health Care — 10.6%

Biotechnology — 2.4%
AbbVie, Inc.	7,413	1,148,793
Alnylam Pharmaceuticals, Inc.(a)	417	79,818

FSA-20

SEPARATE ACCOUNT NO. 4 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2023

Company	Shares	U.S. $ Value
Biotechnology (Continued)
Amgen, Inc.	1,526	$439,518
Apellis Pharmaceuticals, Inc.(a)	418	25,021
BioMarin Pharmaceutical, Inc.(a)	93	8,967
Exact Sciences Corp.(a)	260	19,235
Exelixis, Inc.(a)	993	23,822
Incyte Corp.(a)	571	35,853
Ionis Pharmaceuticals, Inc.(a)	514	26,003
Karuna Therapeutics, Inc.(a)	133	42,096
Natera, Inc.(a)	434	27,186
Neurocrine Biosciences, Inc.(a)	406	53,495
Regeneron Pharmaceuticals, Inc.(a)	30	26,349
Roivant Sciences Ltd.(a)	1,380	15,497
Sarepta Therapeutics, Inc.(a)	375	36,161
Ultragenyx Pharmaceutical, Inc.(a)	284	13,581
Vertex Pharmaceuticals, Inc.(a)	990	402,821

		2,424,216

Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	458	50,412
Align Technology, Inc.(a)	320	87,680
Dexcom, Inc.(a)	1,624	201,522
Doximity, Inc. — Class A(a)	219	6,141
Edwards Lifesciences Corp.(a)	2,529	192,836
GE Healthcare, Inc.(a)	124	9,588
Globus Medical, Inc. — Class A(a)	141	7,514
IDEXX Laboratories, Inc.(a)	346	192,047
Inspire Medical Systems, Inc.(a)	121	24,615
Insulet Corp.(a)	291	63,141
Intuitive Surgical, Inc.(a)	1,467	494,907
Masimo Corp.(a)	181	21,215
Novocure Ltd.(a)	440	6,569
Penumbra, Inc.(a)	152	38,234
ResMed, Inc.	610	104,932
Shockwave Medical, Inc.(a)	152	28,965
Stryker Corp.	379	113,496
Tandem Diabetes Care, Inc.(a)	36	1,065

		1,644,879

Health Care Providers & Services — 2.4%
agilon health, Inc.(a)	1,088	13,654
Cardinal Health, Inc.	548	55,238
Cencora, Inc.	679	139,453
Certara, Inc.(a)	181	3,184
Chemed Corp.	44	25,729
Cigna Group (The)	91	27,250
DaVita, Inc.(a)	227	23,781
Elevance Health, Inc.	132	62,246
Encompass Health Corp.	28	1,868
HCA Healthcare, Inc.	178	48,181
Humana, Inc.	228	104,381
McKesson Corp.	217	100,467
Molina Healthcare, Inc.(a)	132	47,693
UnitedHealth Group, Inc.	3,273	1,723,136

		2,376,261

Health Care Technology — 0.1%
Veeva Systems, Inc. — Class A(a)	608	117,052

Life Sciences Tools & Services — 1.3%
10X Genomics, Inc. — Class A(a)	385	21,545
Agilent Technologies, Inc.	1,008	140,142
Bio-Techne Corp.	616	47,531
Bruker Corp.	446	32,772
ICON PLC(a)	51	14,437
Illumina, Inc.(a)	198	27,570

Company	Shares	U.S. $ Value
Life Sciences Tools & Services (Continued)
IQVIA Holdings, Inc.(a)	718	$166,131
Maravai LifeSciences Holdings, Inc. — Class A(a)	267	1,749
Medpace Holdings, Inc.(a)	98	30,040
Mettler-Toledo International, Inc.(a)	91	110,379
Repligen Corp.(a)	103	18,519
Sotera Health Co.(a)	291	4,903
Thermo Fisher Scientific, Inc.	998	529,728
Waters Corp.(a)	246	80,991
West Pharmaceutical Services, Inc.	311	109,509

		1,335,946

Pharmaceuticals — 2.7%
Eli Lilly & Co.	3,555	2,072,281
Jazz Pharmaceuticals PLC(a)	133	16,359
Merck & Co., Inc.	1,963	214,006
Zoetis, Inc.	1,944	383,687

		2,686,333

Total Health Care		10,584,687

Financials — 6.5%

Banks — 0.1%
First Citizens BancShares, Inc./NC — Class A	5	7,095
NU Holdings Ltd./Cayman Islands — Class A(a)	6,633	55,253

		62,348

Capital Markets — 1.3%
Ameriprise Financial, Inc.	441	167,505
Ares Management Corp. — Class A	673	80,033
Blackstone, Inc.	2,993	391,844
Blue Owl Capital, Inc.	279	4,157
FactSet Research Systems, Inc.	161	76,805
Houlihan Lokey, Inc.	16	1,919
KKR & Co., Inc.	667	55,261
LPL Financial Holdings, Inc.	327	74,432
MarketAxess Holdings, Inc.	155	45,392
Moody’s Corp.	608	237,460
MSCI, Inc.	161	91,070
S&P Global, Inc.	112	49,338
TPG, Inc.	78	3,367
Tradeweb Markets, Inc. — Class A	167	15,177
XP, Inc. — Class A	116	3,024

		1,296,784

Consumer Finance — 0.1%
American Express Co.	815	152,684
SLM Corp.	369	7,055

		159,739

Financial Services — 4.2%
Apollo Global Management, Inc.	2,190	204,086
Block, Inc.(a)	847	65,515
Equitable Holdings, Inc.	1,500	49,950
Euronet Worldwide, Inc.(a)	99	10,047
Fiserv, Inc.(a)	699	92,855
FleetCor Technologies, Inc.(a)	281	79,413
Jack Henry & Associates, Inc.	97	15,851
Mastercard, Inc. — Class A	3,524	1,503,021
Morningstar, Inc.	108	30,914
PayPal Holdings, Inc.(a)	4,273	262,405
Rocket Cos., Inc. — Class A(a)	188	2,722
Shift4 Payments, Inc. — Class A(a)	228	16,950
Toast, Inc. — Class A(a)	1,487	27,153
UWM Holdings Corp.	139	994

FSA-21

SEPARATE ACCOUNT NO. 4 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2023

Company	Shares	U.S. $ Value
Financial Services (Continued)
Visa, Inc. — Class A	6,803	$1,771,161
Western Union Co. (The)	231	2,754
WEX, Inc.(a)	82	15,953

		4,151,744

Insurance — 0.8%
Arch Capital Group Ltd.(a)	212	15,745
Arthur J Gallagher & Co.	50	11,244
Brighthouse Financial, Inc.(a)	29	1,535
Brown & Brown, Inc.	388	27,591
Everest Group Ltd.	24	8,486
Kinsale Capital Group, Inc.	92	30,812
Lincoln National Corp.	66	1,780
Marsh & McLennan Cos., Inc.	1,665	315,467
Primerica, Inc.	99	20,370
Progressive Corp. (The)	1,839	292,916
RenaissanceRe Holdings Ltd.	56	10,976
RLI Corp.	37	4,925
Ryan Specialty Holdings, Inc.(a)	389	16,735
Willis Towers Watson PLC	55	13,266

		771,848

Total Financials		6,442,463

Industrials — 5.9%

Aerospace & Defense — 0.7%
Axon Enterprise, Inc.(a)	292	75,432
Boeing Co. (The)(a)	319	83,151
HEICO Corp.	171	30,587
HEICO Corp. — Class A	302	43,017
Lockheed Martin Corp.	950	430,578
Northrop Grumman Corp.	34	15,917
Spirit AeroSystems Holdings, Inc. — Class A(a)	45	1,430
TransDigm Group, Inc.	37	37,429

		717,541

Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	376	32,483
Expeditors International of Washington, Inc.	86	10,939
United Parcel Service, Inc. — Class B	843	132,545

		175,967

Building Products — 0.2%
A O Smith Corp.	55	4,534
Advanced Drainage Systems, Inc.	286	40,223
Allegion PLC	341	43,201
Armstrong World Industries, Inc.	55	5,408
Otis Worldwide Corp.	102	9,126
Trane Technologies PLC	282	68,780
Trex Co., Inc.(a)	456	37,752

		209,024

Commercial Services & Supplies — 0.8%
Cintas Corp.	324	195,262
Copart, Inc.(a)	3,602	176,498
MSA Safety, Inc.	26	4,389
RB Global, Inc.	583	38,997
Rollins, Inc.	1,071	46,771
Tetra Tech, Inc.	40	6,677
Waste Management, Inc.	1,536	275,098

		743,692

Construction & Engineering — 0.1%
EMCOR Group, Inc.	68	14,650
Quanta Services, Inc.	159	34,312
Valmont Industries, Inc.	6	1,401

Company	Shares	U.S. $ Value
Construction & Engineering (Continued)
WillScot Mobile Mini Holdings Corp.(a)	208	$9,256

		59,619

Electrical Equipment — 0.2%
BWX Technologies, Inc.	66	5,064
ChargePoint Holdings, Inc.(a)	1,253	2,932
Hubbell, Inc.	103	33,880
Rockwell Automation, Inc.	482	149,651
Vertiv Holdings Co. — Class A	105	5,043

		196,570

Ground Transportation — 1.0%
Avis Budget Group, Inc.	29	5,141
CSX Corp.	934	32,382
JB Hunt Transpo rt Services, Inc.	68	13,582
Landstar System, Inc.	119	23,044
Lyft, Inc. — Class A(a)	1,409	21,121
Old Dominion Freight Line, Inc.	386	156,457
Saia, Inc.(a)	12	5,259
U-Haul Holding Co.(a)	12	862
U-Haul Holding Co. (Non-Voting)	162	11,411
Uber Technologies, Inc.(a)	8,147	501,611
Union Pacific Corp.	1,096	269,199

		1,040,069

Industrial Conglomerates — 0.1%
Honeywell International, Inc.	361	75,705

Machinery — 1.3%
Allison Transmission Holdings, Inc.	37	2,151
Caterpillar, Inc.	1,627	481,055
Deere & Co.	1,060	423,862
Donaldson Co., Inc.	211	13,789
Graco, Inc.	287	24,900
IDEX Corp.	26	5,645
Illinois Tool Works, Inc.	1,038	271,894
Lincoln Electric Holdings, Inc.	219	47,624
Toro Co. (The)	437	41,948
Xylem, Inc./NY	118	13,494

		1,326,362

Passenger Airlines — 0.0%
American Airlines Group, Inc.(a)	1,011	13,891
Delta Air Lines, Inc.	137	5,512

		19,403

Professional Services — 1.0%
Automatic Data Processing, Inc.	1,491	347,358
Booz Allen Hamilton Holding Corp.	546	69,839
Broadridge Financial Solutions, Inc.	411	84,563
Ceridian HCM Holding, Inc.(a)	53	3,557
Equifax, Inc.	354	87,541
FTI Consulting, Inc.(a)	26	5,178
Genpact Ltd.	187	6,491
KBR, Inc.	207	11,470
Paychex, Inc.	1,353	161,156
Paycom Software, Inc.	217	44,858
Paycor HCM, Inc.(a)	106	2,288
Paylocity Holding Corp.(a)	176	29,014
Verisk Analytics, Inc.	599	143,077

		996,390

Trading Companies & Distributors — 0.3%
Fastenal Co.	1,796	116,327
Ferguson PLC	47	9,074
SiteOne Landscape Supply, Inc.(a)	60	9,750

FSA-22

SEPARATE ACCOUNT NO. 4 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2023

Company	Shares	U.S. $ Value
Trading Companies & Distributors (Continued)
United Rentals, Inc.	59	$33,832
Watsco, Inc.	35	14,996
WW Grainger, Inc.	187	154,965

		338,944

Total Industrials		5,899,286

Consumer Staples — 4.1%

Beverages — 1.4%
Boston Beer Co., Inc. (The) — Class A(a)	36	12,441
Brown-Forman Corp. — Class A	163	9,713
Brown-Forman Corp. — Class B	613	35,002
Celsius Holdings, Inc.(a)	603	32,876
Coca-Cola Co. (The)	8,115	478,217
Constellation Brands, Inc. — Class A	68	16,439
Monster Beverage Corp.(a)	3,124	179,974
PepsiCo, Inc.	3,999	679,190

		1,443,852

Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc. — Class A	150	3,450
BJ’s Wholesale Club Holdings, Inc.(a)	193	12,865
Casey’s General Stores, Inc.	23	6,319
Costco Wholesale Corp.	1,861	1,228,409
Dollar General Corp.	920	125,074
Maplebear, Inc.(a)	61	1,432
Performance Food Group Co.(a)	302	20,883
Sysco Corp.	2,131	155,840
Target Corp.	1,932	275,156

		1,829,428

Food Products — 0.2%
Freshpet, Inc.(a)	53	4,598
Hershey Co. (The)	459	85,576
Lamb Weston Holdings, Inc.	576	62,260

		152,434

Household Products — 0.6%
Church & Dwight Co., Inc.	919	86,900
Clorox Co. (The)	519	74,004
Kimberly-Clark Corp.	1,331	161,730
Procter & Gamble Co. (The)	1,859	272,418

		595,052

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) — Class A	304	44,460
Kenvue, Inc.	2,470	53,179
		97,639

Total Consumer Staples		4,118,405

Real Estate — 0.9%

Real Estate Management & Development — 0.1%
CoStar Group, Inc.(a)	730	63,795

Residential REITs — 0.0%
Equity LifeStyle Properties, Inc.	244	17,212
Sun Communities, Inc.	112	14,969
UDR, Inc.	77	2,948

		35,129

Retail REITs — 0.0%
Simon Property Group, Inc.	297	42,364

Specialized REITs — 0.8%
American Tower Corp.	1,956	422,261
Crown Castle, Inc.	193	22,231

Company	Shares	U.S. $ Value
Specialized REITs (Continued)
Equinix, Inc.	197	$158,662
Iron Mountain, Inc.	602	42,128
Lamar Advertising Co. — Class A	281	29,865
Public Storage	382	116,510
SBA Communications Corp.	46	11,670

		803,327

Total Real Estate		944,615

Materials — 0.7%

Chemicals — 0.6%
Axalta Coating Systems Ltd.(a)	99	3,363
Ecolab, Inc.	812	161,060
FMC Corp.	78	4,918
Ginkgo Bioworks Holdings, Inc.(a)	586	990
Linde PLC	193	79,267
PPG Industries, Inc.	247	36,939
RPM International, Inc.	102	11,386
Scotts Miracle-Gro Co., (The)	173	11,029
Sherwin-Williams Co. (The)	832	259,501

		568,453

Construction Materials — 0.0%
Eagle Materials, Inc.	97	19,676
Vulcan Materials Co.	122	27,695

		47,371

Containers & Packaging — 0.1%
Ardagh Metal Packaging SA	560	2,150
Avery Dennison Corp.	111	22,440
Graphic Packaging Holding Co.	684	16,860
Sealed Air Corp.	334	12,198

		53,648

Metals & Mining — 0.0%
Southern Copper Corp.	358	30,813

Total Materials		700,285

Energy — 0.5%

Energy Equipment & Services — 0.0%
Halliburton Co.	758	27,402

Oil, Gas & Consumable Fuels — 0.5%
Antero Midstream Corp.	475	5,952
APA Corp.	1,154	41,405
Cheniere Energy, Inc.	1,018	173,783
Hess Corp.	651	93,848
New Fortress Energy, Inc.	272	10,262
ONEOK, Inc.	103	7,233
Ovintiv, Inc. (New York)	477	20,950
Targa Resources Corp.	939	81,571
Texas Pacific Land Corp.	24	37,739

		472,743

Total Energy		500,145

Utilities — 0.1%

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	1,713	32,975
Vistra Corp.	450	17,334

Total Utilities		50,309

Total Investments — 100.1% (cost $52,436,829)		99,788,181
Other assets less liabilities — (0.1)%		(147,552)

Net Assets — 100.0%		$99,640,629

FSA-23

SEPARATE ACCOUNT NO. 4 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2023

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
S&P 500 Index E-Mini Futures	38	March 2024	$27,122	$27,074

(a)	Non-income producing security.

Glossary:

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

FSA-24

FSA-25

SEPARATE ACCOUNT NO. 4 (POOLED)

PORTFOLIO OF INVESTMENTS (Concluded)

PORTFOLIO SUMMARY

DECEMBER 31, 2023

% of Total Investments*	Country Diversification
99.8%	United States
0.2%	Other

100.0%

The accompanying notes are an integral part of these financial statements.

*	The Fund’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 0.2% or less in the following: Bermuda, Brazil, Canada, Japan, Luxembourg, Mexico and South Korea.

SEPARATE ACCOUNT NO. 3 (POOLED)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2023

Assets:
Investments (Notes 2 and 3):
Common stocks — at fair value (cost: $18,114,033)	$22,376,356
Cash	379,616
Fees receivable from Contractowners	12,455
Dividends receivable	6,240
Due from Equitable Financial’s General Account	5,794

Total assets	22,780,461

Liabilities:
Payable for investments securities sold	83,559
Asset management fee payable	23,614
Accrued custody and bank fees	2,077
Accrued expenses	4,534

Total liabilities	113,784

Net Assets Attributable to Contractowners or in Accumulation	$22,666,677

	Units Outstanding	Unit Values
Institutional	80	$16,036.91
RIA	6,940	138.21
MRP	732,687	27.87

The accompanying notes are an integral part of these financial statements.

FSA-26

SEPARATE ACCOUNT NO. 3 (POOLED)

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Income (Note 2):
Dividends	$86,379
Interest	13,748

Total investment income	100,127

Expenses (Note 6):
Investment management fees	(124,542)
Custody and bank fees	(4,711)
Other operating expenses	(1,307)

Total expenses	(130,560)

Net Investment Income (Loss)	(30,433)

Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) from investments	1,431,257
Net Change in unrealized appreciation (depreciation) of investments	2,869,567

Net Realized and Unrealized Gain (Loss) on Investments	4,300,824

Net Increase (Decrease) in Net Assets Attributable to Operations	$4,270,391

The accompanying notes are an integral part of these financial statements.

FSA-27

SEPARATE ACCOUNT NO. 3 (POOLED)

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2023	Year Ended December 31, 2022
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(30,433)	$(69,692)
Net realized gain (loss) on investments	1,431,257	(328,360)
Net change in unrealized appreciation (depreciation) of investments	2,869,567	(7,621,352)

Net increase (decrease) in assets attributable to operations	4,270,391	(8,019,404)

From Contractowners Transactions:
Contributions	1,359,239	1,603,612
Withdrawals	(2,031,675)	(2,551,905)
Asset management fees (Note 6)	(77,552)	(81,302)
Administrative fees (Note 6)	(111,942)	(120,739)

Net increase (decrease) in net assets attributable to contractowners transactions	(861,930)	(1,150,334)

Increase (Decrease) in Net Assets	3,408,461	(9,169,738)
Net Assets Attributable to Contractowners or in Accumulation — Beginning of Year	19,258,216	28,427,954

Net Assets Attributable to Contractowners or in Accumulation — End of Year	$22,666,677	$19,258,216

The accompanying notes are an integral part of these financial statements.

FSA-28

FSA-29

SEPARATE ACCOUNT NO. 3 (POOLED)

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2023

Company	Shares	U.S. $ Value
COMMON STOCKS — 98.7%

Information Technology — 26.1%

Communications Equipment — 2.5%
Arista Networks, Inc.(a)	2,427	$571,583

IT Services — 3.1%
MongoDB, Inc.(a)	1,698	694,227

Semiconductors & Semiconductor Equipment — 6.7%
Lattice Semiconductor Corp.(a)	6,138	423,461
Monolithic Power Systems, Inc.	888	560,133
Universal Display Corp.	2,821	539,544

		1,523,138

Software — 13.8%
Cadence Design Systems, Inc.(a)	2,053	559,176
Fair Isaac Corp.(a)	564	656,502
HubSpot, Inc.(a)	1,036	601,439
Klaviyo, Inc. — Class A(a)	9,872	274,244
Manhattan Associates, Inc.(a)	2,516	541,745
PTC, Inc.(a)	2,823	493,912

		3,127,018

Total Information Technology		5,915,966

Industrials — 26.0%

Aerospace & Defense — 7.4%
Axon Enterprise, Inc.(a)	2,861	739,082
Curtiss-Wright Corp.	1,963	437,337
Howmet Aerospace, Inc.	9,444	511,109

		1,687,528

Building Products — 5.8%
Builders FirstSource, Inc.(a)	2,843	474,610
Carlisle Cos., Inc.	1,155	360,857
Lennox International, Inc.	1,060	474,371

		1,309,838

Commercial Services & Supplies — 3.5%
Copart, Inc.(a)	16,309	799,141

Electrical Equipment — 2.0%
AMETEK, Inc.	2,745	452,623

Ground Transportation — 5.4%
Old Dominion Freight Line, Inc.	1,824	739,322
Saia, Inc.(a)	1,079	472,839

		1,212,161

Professional Services — 1.9%
FTI Consulting, Inc.(a)	2,196	437,334

Total Industrials		5,898,625

Consumer Discretionary — 18.6%

Hotels, Restaurants & Leisure — 4.4%
Chipotle Mexican Grill, Inc.(a)	230	526,001
Wingstop, Inc.	1,866	478,778

		1,004,779

Household Durables — 2.7%
NVR, Inc.(a)	86	602,039

Specialty Retail — 8.9%
Dynatrace, Inc.(a)	11,963	654,256
Ross Stores, Inc.	5,618	777,475

Company	Shares	U.S. $ Value
Specialty Retail (Continued)
Tractor Supply Co.	2,751	$591,548

		2,023,279

Textiles, Apparel & Luxury Goods — 2.6%
Lululemon Athletica, Inc.(a)	1,149	587,472

Total Consumer Discretionary		4,217,569

Health Care — 16.0%

Biotechnology — 3.2%
Argenx SE (ADR)(a)	582	221,410
Halozyme Therapeutics, Inc.(a)	5,791	214,035
Legend Biotech Corp. (ADR)(a)	3,881	233,520
Sarepta Therapeutics, Inc.(a)	667	64,319

		733,284

Health Care Equipment & Supplies — 4.7%
IDEXX Laboratories, Inc.(a)	1,448	803,712
Lantheus Holdings, Inc.(a)	3,986	247,132

		1,050,844

Health Care Technology — 2.8%
Veeva Systems, Inc. — Class A(a)	3,303	635,894

Life Sciences Tools & Services — 5.3%
Mettler-Toledo International, Inc.(a)	481	583,434
West Pharmaceutical Services, Inc.	1,761	620,083

		1,203,517

Total Health Care		3,623,539

Financials — 4.8%

Capital Markets — 2.8%
Ares Management Corp. — Class A	5,436	646,449

Insurance — 2.0%
Ryan Specialty Holdings, Inc.(a)	10,320	443,967

Total Financials		1,090,416

Consumer Staples — 4.0%

Beverages — 2.3%
Celsius Holdings, Inc.(a)	9,513	518,649

Consumer Staples Distribution & Retail — 1.7%
Grocery Outlet Holding Corp.(a)	14,370	387,415

Total Consumer Staples		906,064

Energy — 3.2%

Oil, Gas & Consumable Fuels — 3.2%
Diamondback Energy, Inc.	1,707	264,722
Targa Resources Corp.	5,289	459,455

Total Energy		724,177

Total Investments — 98.7% (cost $18,114,033)		22,376,356
Other assets less liabilities — 1.3%		290,321

Net Assets — 100.0%		$22,666,677

(a)	Non-income producing security.

Glossary:

ADR — American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

FSA-30

SEPARATE ACCOUNT NO. 3 (POOLED)

PORTFOLIO OF INVESTMENTS (Concluded)

PORTFOLIO SUMMARY

DECEMBER 31, 2023

% of Total Investments*	Country Diversification
99.0%	United States
1.0%	Netherlands

100.0%

The accompanying notes are an integral part of these financial statements.

*	The Fund’s country breakdown is expressed as a percentage of long-term investments and may vary over time.

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2023

	1290 AVANTIS® U.S. LARGE CAP GROWTH*	1290 RETIREMENT 2020*	1290 RETIREMENT 2025*	1290 RETIREMENT 2030*	1290 RETIREMENT 2035*	1290 RETIREMENT 2040*
Assets:
Investments in shares of the Portfolios, at fair value	$966,816	$302,444	$924,919	$1,798,301	$1,099,793	$1,395,737
Receivable for shares of the Portfolios sold	19	2	—	—	13	—
Receivable for policy-related transactions	2	—	13,496	226	—	1,038

Total assets	966,837	302,446	938,415	1,798,527	1,099,806	1,396,775

Liabilities:
Payable for shares of the Portfolios purchased	—	—	13,496	226	—	1,038
Payable for policy-related transactions	—	2	—	—	13	—
Payable for direct operating expenses	144	192	413	475	316	278

Total liabilities	144	194	13,909	701	329	1,316

Net Assets	$966,693	$302,252	$924,506	$1,797,826	$1,099,477	$1,395,459

Net Assets:
Accumulation unit values	$966,693	$302,144	$923,965	$1,797,720	$1,099,428	$1,395,436
Retained by Equitable Financial in Separate Account No. 66	—	108	541	106	49	23

Total Net Assets	$966,693	$302,252	$924,506	$1,797,826	$1,099,477	$1,395,459

Investments in shares of the Portfolios, at cost	$900,365	$326,010	$990,497	$1,906,221	$1,104,591	$1,345,416

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-31

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	1290 RETIREMENT 2045*	1290 RETIREMENT 2050*	1290 RETIREMENT 2055*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$539,588	$747,247	$618,549	$1,819,121	$144,660	$3,214,645
Receivable for shares of the Portfolios sold	—	—	—	—	—	5,644
Receivable for policy-related transactions	2,433	3,293	26,717	719	255	—

Total assets	542,021	750,540	645,266	1,819,840	144,915	3,220,289

Liabilities:
Payable for shares of the Portfolios purchased	2,433	3,293	26,717	736	255	—
Payable for policy-related transactions	—	—	—	—	—	5,694
Payable for direct operating expenses	151	166	123	382	5	435

Total liabilities	2,584	3,459	26,840	1,118	260	6,129

Net Assets	$539,437	$747,081	$618,426	$1,818,722	$144,655	$3,214,160

Net Assets:
Accumulation unit values	$539,409	$747,064	$618,420	$1,817,921	$144,635	$3,212,163
Retained by Equitable Financial in Separate Account No. 66	28	17	6	801	20	1,997

Total Net Assets	$539,437	$747,081	$618,426	$1,818,722	$144,655	$3,214,160

Investments in shares of the Portfolios, at cost	$542,831	$715,918	$614,040	$1,908,547	$141,575	$2,857,845

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-32

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	1290 VT SMALL CAP VALUE*	1290 VT SOCIALLY RESPONSIBLE*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/CAPITAL GROUP RESEARCH*
Assets:
Investments in shares of the Portfolios, at fair value	$—	$4,035,211	$761,926	$2,465,396	$304,742	$9,060,110
Receivable for shares of the Portfolios sold	—	—	—	—	—	—
Receivable for policy-related transactions	10	—	618	1,706	151	1,403

Total assets	10	4,035,211	762,544	2,467,102	304,893	9,061,513

Liabilities:
Payable for shares of the Portfolios purchased	—	331	618	1,697	93	1,815
Payable for policy-related transactions	—	48	—	—	—	—
Payable for direct operating expenses	—	891	120	379	—	1,499

Total liabilities	—	1,270	738	2,076	93	3,314

Net Assets	$10	$4,033,941	$761,806	$2,465,026	$304,800	$9,058,199

Net Assets:
Accumulation unit values	$—	$4,032,150	$761,414	$2,464,144	$304,751	$9,049,795
Retained by Equitable Financial in Separate Account No. 66	10	1,791	392	882	49	8,404

Total Net Assets	$10	$4,033,941	$761,806	$2,465,026	$304,800	$9,058,199

Investments in shares of the Portfolios, at cost	$—	$3,058,801	$881,324	$2,786,652	$331,492	$8,086,758

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-33

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE PLUS BOND*	EQ/EQUITY 500 INDEX*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$1,690,596	$2,213,718	$682,675	$784,618	$24,899,471	$1,444,355
Receivable for shares of the Portfolios sold	9	—	—	—	432,370	—
Receivable for policy-related transactions	—	1,845	362	25	—	—

Total assets	1,690,605	2,215,563	683,037	784,643	25,331,841	1,444,355

Liabilities:
Payable for shares of the Portfolios purchased	—	2,076	493	121	—	31
Payable for policy-related transactions	33	—	—	—	433,861	182
Payable for direct operating expenses	189	456	41	140	3,686	164

Total liabilities	222	2,532	534	261	437,547	377

Net Assets	$1,690,383	$2,213,031	$682,503	$784,382	$24,894,294	$1,443,978

Net Assets:
Accumulation unit values	$1,690,004	$2,212,899	$682,273	$784,305	$24,873,704	$1,443,440
Retained by Equitable Financial in Separate Account No. 66	379	132	230	77	20,590	538

Total Net Assets	$1,690,383	$2,213,031	$682,503	$784,382	$24,894,294	$1,443,978

Investments in shares of the Portfolios, at cost	$1,508,983	$2,486,109	$748,084	$843,634	$18,771,703	$1,530,560

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-34

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH STOCK*
Assets:
Investments in shares of the Portfolios, at fair value	$3,588,136	$1,629,937	$7,247,766	$1	$1,088,500	$1,490,817
Receivable for shares of the Portfolios sold	—	34	—	—	—	24,134
Receivable for policy-related transactions	388	—	3,033	2	1,091	—

Total assets	3,588,524	1,629,971	7,250,799	3	1,089,591	1,514,951

Liabilities:
Payable for shares of the Portfolios purchased	1,338	—	1,662	—	721	—
Payable for policy-related transactions	—	203	—	—	—	24,230
Payable for direct operating expenses	491	150	576	—	142	240

Total liabilities	1,829	353	2,238	—	863	24,470

Net Assets	$3,586,695	$1,629,618	$7,248,561	$3	$1,088,728	$1,490,481

Net Assets:
Accumulation unit values	$3,586,623	$1,628,835	$7,245,464	$3	$1,088,132	$1,489,222
Retained by Equitable Financial in Separate Account No. 66	72	783	3,097	—	596	1,259

Total Net Assets	$3,586,695	$1,629,618	$7,248,561	$3	$1,088,728	$1,490,481

Investments in shares of the Portfolios, at cost	$3,848,947	$1,575,523	$6,463,723	$1	$1,084,391	$1,667,130

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Fund or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-35

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/JPMORGAN VALUE OPPORTUNITIES	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MID CAP INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$98,491	$9,379,942	$3,579,698	$8,533,834	$1,113,180	$869,816
Receivable for shares of the Portfolios sold	78	—	—	—	—	—
Receivable for policy-related transactions	—	427	1,144	2,430	1,446	275

Total assets	98,569	9,380,369	3,580,842	8,536,264	1,114,626	870,091

Liabilities:
Payable for shares of the Portfolios purchased	—	670	1,145	2,981	1,446	280
Payable for policy-related transactions	78	—	—	—	—	—
Payable for direct operating expenses	—	1,758	511	1,100	162	120

Total liabilities	78	2,428	1,656	4,081	1,608	400

Net Assets	$98,491	$9,377,941	$3,579,186	$8,532,183	$1,113,018	$869,691

Net Assets:
Accumulation unit values	$98,373	$9,375,606	$3,570,056	$8,523,563	$1,112,796	$867,013
Retained by Equitable Financial in Separate Account No. 66	118	2,335	9,130	8,620	222	2,678

Total Net Assets	$98,491	$9,377,941	$3,579,186	$8,532,183	$1,113,018	$869,691

Investments in shares of the Portfolios, at cost	$95,996	$8,844,495	$4,063,166	$8,682,214	$1,173,517	$908,484

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Fund or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-36

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$3,920,150	$28,347,882	$2,612,818	$11,281,980	$636,018	$1,438,267
Receivable for shares of the Portfolios sold	128	—	—	187,102	—	100
Receivable for policy-related transactions	—	24,807	4,110	—	19	—

Total assets	3,920,278	28,372,689	2,616,928	11,469,082	636,037	1,438,367

Liabilities:
Payable for shares of the Portfolios purchased	—	25,821	6,114	—	19	—
Payable for policy-related transactions	478	—	—	187,447	—	328
Payable for direct operating expenses	191	6,157	585	2,020	180	244

Total liabilities	669	31,978	6,699	189,467	199	572

Net Assets	$3,919,609	$28,340,711	$2,610,229	$11,279,615	$635,838	$1,437,795

Net Assets:
Accumulation unit values	$3,915,297	$28,336,551	$2,609,059	$11,279,615	$635,698	$1,437,673
Retained by Equitable Financial in Separate Account No. 66	4,312	4,160	1,170	—	140	122

Total Net Assets	$3,919,609	$28,340,711	$2,610,229	$11,279,615	$635,838	$1,437,795

Investments in shares of the Portfolios, at cost	$3,589,936	$31,926,167	$2,906,861	$11,282,706	$802,137	$1,437,931

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Fund or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-37

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/VALUE EQUITY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$11,267	$3,811,554	$14	$209,398	$323,525	$8,336,290
Receivable for shares of the Portfolios sold	10	572	—	22,549	—	—
Receivable for policy-related transactions	—	—	—	—	111	5,206

Total assets	11,277	3,812,126	14	231,947	323,636	8,341,496

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	56	4,738
Payable for policy-related transactions	10	311	—	22,549	—	—
Payable for direct operating expenses	—	442	—	42	—	1,717

Total liabilities	10	753	—	22,591	56	6,455

Net Assets	$11,267	$3,811,373	$14	$209,356	$323,580	$8,335,041

Net Assets:
Accumulation unit values	$11,218	$3,809,480	$6	$209,345	$323,435	$8,326,729
Retained by Equitable Financial in Separate Account No. 66	49	1,893	8	11	145	8,312

Total Net Assets	$11,267	$3,811,373	$14	$209,356	$323,580	$8,335,041

Investments in shares of the Portfolios, at cost	$12,269	$3,923,494	$13	$219,534	$323,208	$8,853,896

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Fund or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-38

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$559,717	$1,362,876	$885,065	$1,948,475	$35,465	$2,635,878
Receivable for shares of the Portfolios sold	20	30	46	101	9	—
Receivable for policy-related transactions	139	—	—	—	72	570

Total assets	559,876	1,362,906	885,111	1,948,576	35,546	2,636,448

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	570
Payable for policy-related transactions	20	26	46	85	—	—
Payable for direct operating expenses	—	93	89	413	49	979

Total liabilities	20	119	135	498	49	1,549

Net Assets	$559,856	$1,362,787	$884,976	$1,948,078	$35,497	$2,634,899

Net Assets:
Accumulation unit values	$559,678	$1,362,016	$884,537	$1,947,515	$35,487	$2,634,612
Retained by Equitable Financial in Separate Account No. 66	178	771	439	563	10	287

Total Net Assets	$559,856	$1,362,787	$884,976	$1,948,078	$35,497	$2,634,899

Investments in shares of the Portfolios, at cost	$693,203	$1,436,038	$789,328	$1,616,098	$29,711	$2,870,052

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Fund or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-39

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$7,070,741
Receivable for policy-related transactions	8,518

Total assets	7,079,259

Liabilities:
Payable for shares of the Portfolios purchased	8,518
Payable for direct operating expenses	1,615

Total liabilities	10,133

Net Assets	$7,069,126

Net Assets:
Accumulation unit values	$7,068,475
Retained by Equitable Financial in Separate Account No. 66	651

Total Net Assets	$7,069,126

Investments in shares of the Portfolios, at cost	$6,759,772

The accompanying notes are an integral part of these financial statements.

FSA-40

SEPARATE ACCOUNT NO. 66

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held
1290 AVANTIS® U.S. LARGE CAP GROWTH*	I	67,421

1290 RETIREMENT 2020	I	29,886

1290 RETIREMENT 2025	I	85,325

1290 RETIREMENT 2030	I	157,332

1290 RETIREMENT 2035	I	91,802

1290 RETIREMENT 2040	I	106,059

1290 RETIREMENT 2045	I	42,689

1290 RETIREMENT 2050	I	53,953

1290 RETIREMENT 2055	I	45,381

1290 VT EQUITY INCOME	IB	375,151

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	11,950

1290 VT GAMCO SMALL COMPANY VALUE	IB	45,946

1290 VT SOCIALLY RESPONSIBLE	IB	205,511

EQ/AB SMALL CAP GROWTH	IA	5,413

EQ/AB SMALL CAP GROWTH	IB	46,487

EQ/AGGRESSIVE ALLOCATION	IB	249,995

EQ/ALL ASSET GROWTH ALLOCATION	IB	17,191

EQ/CAPITAL GROUP RESEARCH	IB	304,742

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IB	115,055

EQ/CONSERVATIVE ALLOCATION	IB	270,720

EQ/CONSERVATIVE-PLUS ALLOCATION	IB	83,136

EQ/CORE PLUS BOND	IA	13

EQ/CORE PLUS BOND	IB	224,981

EQ/EQUITY 500 INDEX	IA	411

EQ/EQUITY 500 INDEX	IB	356,647

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	89,880

EQ/INTERMEDIATE GOVERNMENT BOND	IA	1

EQ/INTERMEDIATE GOVERNMENT BOND	IB	380,020

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	147,797

EQ/INTERNATIONAL EQUITY INDEX	IA	675,532

EQ/JANUS ENTERPRISE	IB	54,471

EQ/JPMORGAN GROWTH STOCK	IB	26,550

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	5,156

EQ/LARGE CAP GROWTH INDEX	IB	439,720

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	122,395

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	7,734

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	473,883

The accompanying notes are an integral part of these financial statements.

FSA-41

SEPARATE ACCOUNT NO. 66

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Share Class**	Portfolio Shares Held

EQ/MFS INTERNATIONAL GROWTH	IB	152,571

EQ/MID CAP INDEX	IB	57,232

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	244,808

EQ/MODERATE ALLOCATION	IB	2,397,447

EQ/MODERATE-PLUS ALLOCATION	IB	280,111

EQ/MONEY MARKET	IA	573

EQ/MONEY MARKET	IB	11,278,919

EQ/PIMCO GLOBAL REAL RETURN	K	84,774

EQ/PIMCO ULTRA SHORT BOND	IB	147,611

EQ/QUALITY BOND PLUS	IA	1,460

EQ/SMALL COMPANY INDEX	IB	344,180

EQ/VALUE EQUITY	IB	1

EQUITABLE CONSERVATIVE GROWTH MF/ETF	IB	17,925

MULTIMANAGER CORE BOND	IB	37,494

MULTIMANAGER TECHNOLOGY	IB	255,898

TARGET 2015 ALLOCATION	IB	82,347

TARGET 2025 ALLOCATION	IB	131,552

TARGET 2035 ALLOCATION	IB	66,546

TARGET 2045 ALLOCATION	IB	138,007

TARGET 2055 ALLOCATION	IB	2,380

VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	COMMON SHARES	247,966

VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO	COMMON SHARES	142,988

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

1290 AVANTIS® U.S. LARGE CAP GROWTH*	0.02%	I	$14.85	65

1290 RETIREMENT 2020	0.02%	I	$12.67	24

1290 RETIREMENT 2025	0.02%	I	$13.09	71

1290 RETIREMENT 2030	0.02%	I	$13.39	134

1290 RETIREMENT 2035	0.02%	I	$13.65	81

1290 RETIREMENT 2040	0.02%	I	$14.08	99

1290 RETIREMENT 2045	0.02%	I	$14.26	38

1290 RETIREMENT 2050	0.02%	I	$14.42	52

The accompanying notes are an integral part of these financial statements.

FSA-42

SEPARATE ACCOUNT NO. 66

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

1290 RETIREMENT 2055	0.02%	I	$14.55	43

1290 VT EQUITY INCOME	0.02%	IB	$26.38	69

1290 VT GAMCO MERGERS & ACQUISITIONS	0.02%	IB	$15.65	9

1290 VT GAMCO SMALL COMPANY VALUE	0.02%	IB	$51.34	63

1290 VT SMALL CAP VALUE	0.00%	IB	$22.75	—

1290 VT SOCIALLY RESPONSIBLE	0.02%	IB	$34.42	117

EQ/AB SMALL CAP GROWTH	0.05%	IA	$748.76	—

EQ/AB SMALL CAP GROWTH	0.02%	IB	$29.28	23

EQ/AGGRESSIVE ALLOCATION	0.02%	IB	$22.89	108

EQ/ALL ASSET GROWTH ALLOCATION	0.02%	IB	$19.12	16

EQ/CAPITAL GROUP RESEARCH	0.02%	IB	$77.14	117

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.00%	IB	$553.84	—

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.02%	IB	$37.77	42

EQ/CONSERVATIVE ALLOCATION	0.02%	IB	$14.61	151

EQ/CONSERVATIVE-PLUS ALLOCATION	0.02%	IB	$16.92	40

EQ/CORE PLUS BOND	0.02%	IB	$11.56	68

EQ/EQUITY 500 INDEX	0.05%	IA	$1,570.67	—

EQ/EQUITY 500 INDEX	0.02%	IB	$39.15	635

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IB	$940.92	—

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.02%	IB	$26.40	54

EQ/INTERMEDIATE GOVERNMENT BOND	0.02%	IB	$12.71	282

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.02%	IB	$19.93	82

EQ/INTERNATIONAL EQUITY INDEX	0.02%	IA	$30.76	229

EQ/INTERNATIONAL EQUITY INDEX	0.05%	IA	$272.81	1

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IB	$232.73	—

EQ/JANUS ENTERPRISE	0.02%	IB	$29.19	37

EQ/JPMORGAN GROWTH STOCK	0.02%	IB	$39.12	38

EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IB	$551.01	—

EQ/LARGE CAP GROWTH INDEX	0.02%	IB	$47.73	196

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IB	$681.46	—

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.02%	IB	$28.37	125

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$365.57	—

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.02%	IB	$33.88	248

EQ/MFS INTERNATIONAL GROWTH	0.02%	IB	$21.36	52

EQ/MID CAP INDEX	0.00%	IB	$452.31	—

EQ/MID CAP INDEX	0.02%	IB	$30.81	28

EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IB	$556.72	—

EQ/MID CAP VALUE MANAGED VOLATILITY	0.02%	IB	$43.80	87

EQ/MODERATE ALLOCATION	0.02%	IB	$17.64	1607

The accompanying notes are an integral part of these financial statements.

FSA-43

SEPARATE ACCOUNT NO. 66

STATEMENT OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/MODERATE-PLUS ALLOCATION	0.02%	IB	$20.36	128

EQ/MONEY MARKET	0.05%	IA	$190.59	—

EQ/MONEY MARKET	0.02%	IB	$10.91	1034

EQ/PIMCO GLOBAL REAL RETURN	0.02%	K	$10.92	58

EQ/PIMCO ULTRA SHORT BOND	0.02%	IB	$13.36	108

EQ/QUALITY BOND PLUS	0.05%	IA	$259.36	—

EQ/SMALL COMPANY INDEX	0.02%	IB	$46.92	81

EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.02%	IB	$17.70	12

MULTIMANAGER CORE BOND	0.02%	IB	$11.02	29

MULTIMANAGER TECHNOLOGY	0.02%	IB	$94.69	88

TARGET 2015 ALLOCATION	0.02%	IB	$16.49	34

TARGET 2025 ALLOCATION	0.02%	IB	$19.63	69

TARGET 2035 ALLOCATION	0.02%	IB	$21.80	41

TARGET 2045 ALLOCATION	0.02%	IB	$23.00	85

TARGET 2055 ALLOCATION	0.02%	IB	$19.07	2

VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	0.02%	COMMON SHARES	$10.75	245

VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO	0.02%	COMMON SHARES	$19.12	370

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual program expense, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in note 5 of these financial statements.
***	Variable Investment Options where units outstanding are less than 500 are denoted by a —.

The accompanying notes are an integral part of these financial statements.

FSA-44

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2023

	1290 AVANTIS® U.S. LARGE CAP GROWTH*	1290 RETIREMENT 2020*	1290 RETIREMENT 2025*	1290 RETIREMENT 2030*	1290 RETIREMENT 2035*	1290 RETIREMENT 2040*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,505	$7,164	$20,060	$34,670	$19,433	$23,901
Expenses:
Asset-based charges and direct operating expenses	115	76	176	275	168	181

Net Investment Income (Loss)	2,390	7,088	19,884	34,395	19,265	23,720

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(6,356)	(50,677)	(29,955)	1,491	11,443	5,190
Net realized gain distribution from the Portfolios	2,641	3,809	17,439	14,737	13,797	10,336

Net realized gain (loss)	(3,715)	(46,868)	(12,516)	16,228	25,240	15,526

Net change in unrealized appreciation (depreciation) of investments	98,811	80,832	97,731	123,068	68,321	96,570

Net Realized and Unrealized Gain (Loss) on Investments	95,096	33,964	85,215	139,296	93,561	112,096

Net Increase (Decrease) in Net Assets Resulting from Operations	$97,486	$41,052	$105,099	$173,691	$112,826	$135,816

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-45

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2023

	1290 RETIREMENT 2045*	1290 RETIREMENT 2050*	1290 RETIREMENT 2055*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$8,808	$11,704	$9,265	$36,476	$2,575	$18,710
Expenses:
Asset-based charges and direct operating expenses	69	100	75	326	22	490

Net Investment Income (Loss)	8,739	11,604	9,190	36,150	2,553	18,220

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,537)	(9)	972	68,962	47	20,704
Net realized gain distribution from the Portfolios	7,392	2,852	15,269	107,831	4,135	210,290

Net realized gain (loss)	5,855	2,843	16,241	176,793	4,182	230,994

Net change in unrealized appreciation (depreciation) of investments	38,075	62,057	36,326	(158,374)	5,750	319,061

Net Realized and Unrealized Gain (Loss) on Investments	43,930	64,900	52,567	18,419	9,932	550,055

Net Increase (Decrease) in Net Assets Resulting from Operations	$52,669	$76,504	$61,757	$54,569	$12,485	$568,275

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-46

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2023

	1290 VT SMALL CAP VALUE*	1290 VT SOCIALLY RESPONSIBLE*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/CAPITAL GROUP RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$27,456	$2,062	$31,467	$5,472	$28,789	$—
Expenses:
Asset-based charges and direct operating expenses	—	689	153	372	54	1,368	204

Net Investment Income (Loss)	—	26,767	1,909	31,095	5,418	27,421	(204)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	—	417,650	(37,309)	(41,607)	(36,110)	118,718	1,607
Net realized gain distribution from the Portfolios	—	82,869	1,302	67,935	5,183	414,485	49,399

Net realized gain (loss)	—	500,519	(36,007)	26,328	(30,927)	533,203	51,006

Net change in unrealized appreciation (depreciation) of investments	—	465,001	161,999	331,817	66,797	1,151,795	435,550

Net Realized and Unrealized Gain (Loss) on Investments	—	965,520	125,992	358,145	35,870	1,684,998	486,556

Net Increase (Decrease) in Net Assets Resulting from Operations	$—	$992,287	$127,901	$389,240	$41,288	$1,712,419	$486,352

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-47

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE PLUS BOND*	EQ/EQUITY 500 INDEX*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/ INTERMEDIATE GOVERNMENT BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$51,138	$13,268	$19,842	$256,208	$11,929	$98,354
Expenses:
Asset-based charges and direct operating expenses	350	104	136	3,805	233	576

Net Investment Income (Loss)	50,788	13,164	19,706	252,403	11,696	97,778

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(37,333)	(7,576)	(50,096)	2,056,967	(42,400)	(29,331)
Net realized gain distribution from the Portfolios	18,123	14,521	—	204,349	55,766	—

Net realized gain (loss)	(19,210)	6,945	(50,096)	2,261,316	13,366	(29,331)

Net change in unrealized appreciation (depreciation) of investments	130,690	43,740	68,021	2,651,657	242,739	65,915

Net Realized and Unrealized Gain (Loss) on Investments	111,480	50,685	17,925	4,912,973	256,105	36,584

Net Increase (Decrease) in Net Assets Resulting from Operations	$162,268	$63,849	$37,631	$5,165,376	$267,801	$134,362

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-48

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP GROWTH INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$27,135	$194,398	$—	$340	$—	$1,319	$19,886
Expenses:
Asset-based charges and direct operating expenses	252	1,206	—	155	217	—	1,356

Net Investment Income (Loss)	26,883	193,192	—	185	(217)	1,319	18,530

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	7,562	167,973	—	(7,690)	(15,115)	25	(3,274)
Net realized gain distribution from the Portfolios	12,252	—	—	73,496	193,057	4,448	339,433

Net realized gain (loss)	19,814	167,973	—	65,806	177,942	4,473	336,159

Net change in unrealized appreciation (depreciation) of investments	188,629	836,039	1	79,797	307,274	3,867	2,415,357

Net Realized and Unrealized Gain (Loss) on Investments	208,443	1,004,012	1	145,603	485,216	8,340	2,751,516

Net Increase (Decrease) in Net Assets Resulting from Operations	$235,326	$1,197,204	$1	$145,788	$484,999	$9,659	$2,770,046

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-49

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$13,190	$132,268	$13,190	$9,435	$53,702	$526,967
Expenses:
Asset-based charges and direct operating expenses	533	1,305	184	152	634	4,488

Net Investment Income (Loss)	12,657	130,963	13,006	9,283	53,068	522,479

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(54,002)	63,786	(82,988)	25,836	43,199	(629,436)
Net realized gain distribution from the Portfolios	287,883	444,821	40,536	37,417	181,335	591,218

Net realized gain (loss)	233,881	508,607	(42,452)	63,253	224,534	(38,218)

Net change in unrealized appreciation (depreciation) of investments	804,694	413,634	183,001	59,991	185,324	2,670,206

Net Realized and Unrealized Gain (Loss) on Investments	1,038,575	922,241	140,549	123,244	409,858	2,631,988

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,051,232	$1,053,204	$153,555	$132,527	$462,926	$3,154,467

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-50

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$40,640	$527,880	$10,099	$57,295	$238	$41,569
Expenses:
Asset-based charges and direct operating expenses	383	2,045	102	282	4	601

Net Investment Income (Loss)	40,257	525,835	9,997	57,013	234	40,968

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(32,636)	639	(27,579)	(5,871)	(17)	(70,790)
Net realized gain distribution from the Portfolios	71,471	—	3,482	—	—	120,032

Net realized gain (loss)	38,835	639	(24,097)	(5,871)	(17)	49,242

Net change in unrealized appreciation (depreciation) of investments	252,346	(639)	40,694	39,647	214	476,425

Net Realized and Unrealized Gain (Loss) on Investments	291,181	—	16,597	33,776	197	525,667

Net Increase (Decrease) in Net Assets Resulting from Operations	$331,438	$525,835	$26,594	$90,789	$431	$566,635

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-51

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/VALUE EQUITY*	EQUITABLE CONSERVATIVE GROWTH MF/ ETF*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$5,867	$10,453	$—	$13,176	$26,031	$14,318
Expenses:
Asset-based charges and direct operating expenses	—	34	62	1,239	91	220	144

Net Investment Income (Loss)	—	5,833	10,391	(1,239)	13,085	25,811	14,174

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1)	(786)	(82,068)	108,612	(4,573)	(941)	15,715
Net realized gain distribution from the Portfolios	—	—	—	373,938	26,432	42,688	13,730

Net realized gain (loss)	(1)	(786)	(82,068)	482,550	21,859	41,747	29,445

Net change in unrealized appreciation (depreciation) of investments	4	14,728	82,753	2,406,481	16,302	98,730	89,001

Net Realized and Unrealized Gain (Loss) on Investments	3	13,942	685	2,889,031	38,161	140,477	118,446

Net Increase (Decrease) in Net Assets Resulting from Operations	$3	$19,775	$11,076	$2,887,792	$51,246	$166,288	$132,620

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-52

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Concluded)

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2023

	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$28,114	$469	$60,442	$68,074
Expenses:
Asset-based charges and direct operating expenses	311	8	410	1,005

Net Investment Income (Loss)	27,803	461	60,032	67,069

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	38,617	5,807	(155,328)	(204,492)
Net realized gain distribution from the Portfolios	31,298	342	—	331,773

Net realized gain (loss)	69,915	6,149	(155,328)	127,281

Net change in unrealized appreciation (depreciation) of investments	212,351	2,115	223,094	1,227,640

Net Realized and Unrealized Gain (Loss) on Investments	282,266	8,264	67,766	1,354,921

Net Increase (Decrease) in Net Assets Resulting from Operations	$310,069	$8,725	$127,798	$1,421,990

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-53

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	1290 AVANTIS® U.S. LARGE CAP GROWTH*		1290 RETIREMENT 2020*		1290 RETIREMENT 2025*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,390	$5,918	$7,088	$15,995	$19,884	$27,548
Net realized gain (loss)	(3,715)	11,825	(46,868)	41,388	(12,516)	56,032
Net change in unrealized appreciation (depreciation) of investments	98,811	(82,010)	80,832	(149,143)	97,731	(270,312)

Net increase (decrease) in net assets resulting from operations	97,486	(64,267)	41,052	(91,760)	105,099	(186,732)

From Contractowners Transactions:
Payments received from contractowners	143,976	250,005	16,683	61,950	50,670	64,600
Transfers between Variable Investment Options including guaranteed interest account, net	502,249	(27)	1,531	1,685	27,146	32,770
Redemptions for contract benefits and terminations	(55,073)	(233,662)	(393,041)	(30,891)	(466,402)	(71,917)
Contract maintenance charges	(4,429)	(2,975)	(3,266)	(4,154)	(6,811)	(8,005)

Net increase (decrease) in net assets resulting from contractowners transactions	586,723	13,341	(378,093)	28,590	(395,397)	17,448

Net Increase (Decrease) in Net Assets	684,200	(50,897)	(337,041)	(63,170)	(290,298)	(169,284)
Net Assets — Beginning of Year or Period	282,493	333,390	639,293	702,463	1,214,804	1,384,088

Net Assets — End of Year or Period	$966,693	$282,493	$302,252	$639,293	$924,506	$1,214,804

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-54

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	1290 RETIREMENT 2030*		1290 RETIREMENT 2035*		1290 RETIREMENT 2040*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$34,395	$31,919	$19,265	$19,086	$23,720	$18,676
Net realized gain (loss)	16,228	85,692	25,240	57,823	15,526	5,946
Net change in unrealized appreciation (depreciation) of investments	123,068	(377,881)	68,321	(212,142)	96,570	(135,746)

Net increase (decrease) in net assets resulting from operations	173,691	(260,270)	112,826	(135,233)	135,816	(111,124)

From Contractowners Transactions:
Payments received from contractowners	137,090	295,579	367,112	215,805	399,001	474,401
Transfers between Variable Investment Options including guaranteed interest account, net	15,862	2,445	(204,342)	32,660	73,617	(4,837)
Redemptions for contract benefits and terminations	(14,429)	(183,015)	(23,839)	(208,653)	(85,656)	(26,046)
Contract maintenance charges	(10,764)	(12,039)	(6,460)	(7,017)	(6,893)	(6,751)

Net increase (decrease) in net assets resulting from contractowners transactions	127,759	102,970	132,471	32,795	380,069	436,767

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 66	85	918	—	—	—	—

Net Increase (Decrease) in Net Assets	301,535	(156,382)	245,297	(102,438)	515,885	325,643
Net Assets — Beginning of Year or Period	1,496,291	1,652,673	854,180	956,618	879,574	553,931

Net Assets — End of Year or Period	$1,797,826	$1,496,291	$1,099,477	$854,180	$1,395,459	$879,574

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-55

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	1290 RETIREMENT 2045*		1290 RETIREMENT 2050*		1290 RETIREMENT 2055*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$8,739	$7,455	$11,604	$10,087	$9,190	$7,591
Net realized gain (loss)	5,855	12,630	2,843	42,376	16,241	24,600
Net change in unrealized appreciation (depreciation) of investments	38,075	(89,184)	62,057	(116,523)	36,326	(93,840)

Net increase (decrease) in net assets resulting from operations	52,669	(69,099)	76,504	(64,060)	61,757	(61,649)

From Contractowners Transactions:
Payments received from contractowners	117,015	120,442	185,791	245,669	228,387	178,284
Transfers between Variable Investment Options including guaranteed interest account, net	58,919	(79,710)	(406)	(27,064)	(6,540)	(491)
Redemptions for contract benefits and terminations	(37,190)	(101,033)	—	(203,400)	(31,886)	(189,302)
Contract maintenance charges	(3,239)	(3,196)	(3,892)	(3,278)	(3,499)	(3,189)

Net increase (decrease) in net assets resulting from contractowners transactions	135,505	(63,497)	181,493	11,927	186,462	(14,698)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 66	—	—	—	—	(5)	5

Net Increase (Decrease) in Net Assets	188,174	(132,596)	257,997	(52,133)	248,214	(76,342)
Net Assets — Beginning of Year or Period	351,263	483,859	489,084	541,217	370,212	446,554

Net Assets — End of Year or Period	$539,437	$351,263	$747,081	$489,084	$618,426	$370,212

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-56

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	1290 VT EQUITY INCOME*		1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$36,150	$41,645	$2,553	$407	$18,220	$14,749
Net realized gain (loss)	176,793	160,793	4,182	3,618	230,994	174,534
Net change in unrealized appreciation (depreciation) of investments	(158,374)	(116,452)	5,750	(7,970)	319,061	(543,020)

Net increase (decrease) in net assets resulting from operations	54,569	85,986	12,485	(3,945)	568,275	(353,737)

From Contractowners Transactions:
Payments received from contractowners	130,885	89,534	11,609	13,634	144,275	149,005
Transfers between Variable Investment Options including guaranteed interest account, net	(628,123)	1,456,390	3,424	45,744	(54,643)	28,050
Redemptions for contract benefits and terminations	(163,630)	(133,345)	(9,796)	(14,541)	(218,775)	(368,571)
Contract maintenance charges	(11,120)	(10,079)	(855)	(708)	(17,026)	(17,997)

Net increase (decrease) in net assets resulting from contractowners transactions	(671,988)	1,402,500	4,382	44,129	(146,169)	(209,513)

Net Increase (Decrease) in Net Assets	(617,419)	1,488,486	16,867	40,184	422,106	(563,250)
Net Assets — Beginning of Year or Period	2,436,141	947,655	127,788	87,604	2,792,054	3,355,304

Net Assets — End of Year or Period	$1,818,722	$2,436,141	$144,655	$127,788	$3,214,160	$2,792,054

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-57

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	1290 VT SMALL CAP VALUE*		1290 VT SOCIALLY RESPONSIBLE*		EQ/AB SMALL CAP GROWTH*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$—	$26,767	$26,483	$1,909	$1,146
Net realized gain (loss)	—	149	500,519	136,272	(36,007)	9,005
Net change in unrealized appreciation (depreciation) of investments	—	(281)	465,001	(1,259,416)	161,999	(325,976)

Net increase (decrease) in net assets resulting from operations	—	(132)	992,287	(1,096,661)	127,901	(315,825)

From Contractowners Transactions:
Payments received from contractowners	—	55	175,743	207,446	56,646	64,545
Transfers between Variable Investment Options including guaranteed interest account, net	—	—	(57,204)	(72,544)	(57,457)	13,098
Redemptions for contract benefits and terminations	(3)	(2,133)	(973,894)	(103,433)	(178,954)	(40,160)
Contract maintenance charges	(4)	(7)	(21,270)	(23,416)	(4,904)	(5,734)

Net increase (decrease) in net assets resulting from contractowners transactions	(7)	(2,085)	(876,625)	8,053	(184,669)	31,749

Net Increase (Decrease) in Net Assets	(7)	(2,217)	115,662	(1,088,608)	(56,768)	(284,076)
Net Assets — Beginning of Year or Period	17	2,234	3,918,279	5,006,887	818,574	1,102,650

Net Assets — End of Year or Period	$10	$17	$4,033,941	$3,918,279	$761,806	$818,574

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-58

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/AGGRESSIVE ALLOCATION*		EQ/ALL ASSET GROWTH ALLOCATION*		EQ/CAPITAL GROUP RESEARCH*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$31,095	$18,799	$5,418	$5,032	$27,421	$12,089
Net realized gain (loss)	26,328	268,964	(30,927)	24,921	533,203	1,172,796
Net change in unrealized appreciation (depreciation) of investments	331,817	(730,721)	66,797	(88,675)	1,151,795	(3,024,045)

Net increase (decrease) in net assets resulting from operations	389,240	(442,958)	41,288	(58,722)	1,712,419	(1,839,160)

From Contractowners Transactions:
Payments received from contractowners	273,208	268,869	46,812	61,087	269,092	302,858
Transfers between Variable Investment Options including guaranteed interest account, net	(103,504)	144,058	(72,274)	(7,885)	(10,230)	(147,777)
Redemptions for contract benefits and terminations	(161,383)	(170,988)	(84,687)	(10,673)	(448,695)	(424,559)
Contract maintenance charges	(14,258)	(13,998)	(2,244)	(2,610)	(44,911)	(47,459)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,937)	227,941	(112,393)	39,919	(234,744)	(316,937)

Net Increase (Decrease) in Net Assets	383,303	(215,017)	(71,105)	(18,803)	1,477,675	(2,156,097)
Net Assets — Beginning of Year or Period	2,081,723	2,296,740	375,905	394,708	7,580,524	9,736,621

Net Assets — End of Year or Period	$2,465,026	$2,081,723	$304,800	$375,905	$9,058,199	$7,580,524

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-59

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*		EQ/CONSERVATIVE ALLOCATION*		EQ/CONSERVATIVE-PLUS ALLOCATION*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(204)	$(112)	$50,788	$31,051	$13,164	$7,558
Net realized gain (loss)	51,006	160,842	(19,210)	61,692	6,945	38,572
Net change in unrealized appreciation (depreciation) of investments	435,550	(386,687)	130,690	(385,291)	43,740	(132,481)

Net increase (decrease) in net assets resulting from operations	486,352	(225,957)	162,268	(292,548)	63,849	(86,351)

From Contractowners Transactions:
Payments received from contractowners	81,200	57,841	148,908	147,107	65,997	69,875
Transfers between Variable Investment Options including guaranteed interest account, net	136,150	646,318	8,709	56,382	14,584	40,953
Redemptions for contract benefits and terminations	(4,907)	(54,864)	(169,997)	(129,247)	(34,479)	(5,900)
Contract maintenance charges	(7,636)	(4,593)	(12,766)	(12,717)	(3,562)	(3,704)

Net increase (decrease) in net assets resulting from contractowners transactions	204,807	644,702	(25,146)	61,525	42,540	101,224

Net Increase (Decrease) in Net Assets	691,159	418,745	137,122	(231,023)	106,389	14,873
Net Assets — Beginning of Year or Period	999,224	580,479	2,075,909	2,306,932	576,114	561,241

Net Assets — End of Year or Period	$1,690,383	$999,224	$2,213,031	$2,075,909	$682,503	$576,114

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-60

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/CORE PLUS BOND*		EQ/EQUITY 500 INDEX*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$19,706	$18,745	$252,403	$227,830	$11,696	$4,539
Net realized gain (loss)	(50,096)	(17,244)	2,261,316	1,773,947	13,366	(17,110)
Net change in unrealized appreciation (depreciation) of investments	68,021	(100,356)	2,651,657	(6,780,589)	242,739	(334,502)

Net increase (decrease) in net assets resulting from operations	37,631	(98,855)	5,165,376	(4,778,812)	267,801	(347,073)

From Contractowners Transactions:
Payments received from contractowners	53,599	33,651	932,314	929,645	108,047	124,353
Transfers between Variable Investment Options including guaranteed interest account, net	(26,756)	60,573	661,351	141,007	(86,606)	(46,285)
Redemptions for contract benefits and terminations	(122,758)	(32,300)	(2,469,330)	(1,992,616)	(137,355)	(121,106)
Contract maintenance charges	(4,468)	(4,258)	(124,277)	(124,325)	(8,320)	(8,592)

Net increase (decrease) in net assets resulting from contractowners transactions	(100,383)	57,666	(999,942)	(1,046,289)	(124,234)	(51,630)

Net Increase (Decrease) in Net Assets	(62,752)	(41,189)	4,165,434	(5,825,101)	143,567	(398,703)
Net Assets — Beginning of Year or Period	847,134	888,323	20,728,860	26,553,961	1,300,411	1,699,114

Net Assets — End of Year or Period	$784,382	$847,134	$24,894,294	$20,728,860	$1,443,978	$1,300,411

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-61

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*		EQ/INTERNATIONAL EQUITY INDEX*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$97,778	$32,306	$26,883	$17,695	$193,192	$159,704
Net realized gain (loss)	(29,331)	(38,018)	19,814	11,777	167,973	110,135
Net change in unrealized appreciation (depreciation) of investments	65,915	(260,297)	188,629	(268,845)	836,039	(1,226,998)

Net increase (decrease) in net assets resulting from operations	134,362	(266,009)	235,326	(239,373)	1,197,204	(957,159)

From Contractowners Transactions:
Payments received from contractowners	139,612	150,915	67,534	76,652	350,527	361,629
Transfers between Variable Investment Options including guaranteed interest account, net	152,839	432,574	(17,390)	121,386	97,148	(766,353)
Redemptions for contract benefits and terminations	(170,953)	(456,845)	(68,749)	(104,956)	(871,739)	(566,449)
Contract maintenance charges	(19,595)	(20,127)	(8,216)	(8,335)	(39,945)	(40,505)

Net increase (decrease) in net assets resulting from contractowners transactions	101,903	106,517	(26,821)	84,747	(464,009)	(1,011,678)

Net Increase (Decrease) in Net Assets	236,265	(159,492)	208,505	(154,626)	733,195	(1,968,837)
Net Assets — Beginning of Year or Period	3,350,430	3,509,922	1,421,113	1,575,739	6,515,366	8,484,203

Net Assets — End of Year or Period	$3,586,695	$3,350,430	$1,629,618	$1,421,113	$7,248,561	$6,515,366

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-62

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/JANUS ENTERPRISE*		EQ/JPMORGAN GROWTH STOCK*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$—	$185	$(122)	$(217)	$(237)
Net realized gain (loss)	—	91	65,806	55,489	177,942	21,074
Net change in unrealized appreciation (depreciation) of investments	1	(114)	79,797	(183,387)	307,274	(725,889)

Net increase (decrease) in net assets resulting from operations	1	(23)	145,788	(128,020)	484,999	(705,052)

From Contractowners Transactions:
Payments received from contractowners	—	55	59,045	67,283	152,311	146,046
Transfers between Variable Investment Options including guaranteed interest account, net	—	—	354,010	51,840	72,006	60,857
Redemptions for contract benefits and terminations	(3)	(1,901)	(116,976)	(117,474)	(296,025)	(266,646)
Contract maintenance charges	(4)	(6)	(5,222)	(4,119)	(7,992)	(8,865)

Net increase (decrease) in net assets resulting from contractowners transactions	(7)	(1,852)	290,857	(2,470)	(79,700)	(68,608)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 66	—	—	—	372	—	—

Net Increase (Decrease) in Net Assets	(6)	(1,875)	436,645	(130,118)	405,299	(773,660)
Net Assets — Beginning of Year or Period	9	1,884	652,083	782,201	1,085,182	1,858,842

Net Assets — End of Year or Period	$3	$9	$1,088,728	$652,083	$1,490,481	$1,085,182

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-63

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/JPMORGAN VALUE OPPORTUNITIES*		EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,319	$929	$18,530	$16,677	$12,657	$1,576
Net realized gain (loss)	4,473	6,837	336,159	527,108	233,881	338,530
Net change in unrealized appreciation (depreciation) of investments	3,867	(7,587)	2,415,357	(3,425,335)	804,694	(1,502,413)

Net increase (decrease) in net assets resulting from operations	9,659	179	2,770,046	(2,881,550)	1,051,232	(1,162,307)

From Contractowners Transactions:
Payments received from contractowners	2,229	2,132	281,386	296,257	137,285	157,729
Transfers between Variable Investment Options including guaranteed interest account, net	—	—	(34,177)	2,024	(84,559)	124,279
Redemptions for contract benefits and terminations	—	—	(268,662)	(523,675)	(234,328)	(141,083)
Contract maintenance charges	(922)	(881)	(38,287)	(38,596)	(19,411)	(19,681)

Net increase (decrease) in net assets resulting from contractowners transactions	1,307	1,251	(59,740)	(263,990)	(201,013)	121,244

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 66	—	—	—	—	—	(1,623)

Net Increase (Decrease) in Net Assets	10,966	1,430	2,710,306	(3,145,540)	850,219	(1,042,686)
Net Assets — Beginning of Year or Period	87,525	86,095	6,667,635	9,813,175	2,728,967	3,771,653

Net Assets — End of Year or Period	$98,491	$87,525	$9,377,941	$6,667,635	$3,579,186	$2,728,967

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-64

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/MFS INTERNATIONAL GROWTH*		EQ/MID CAP INDEX*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$130,963	$99,159	$13,006	$11,121	$9,283	$8,678
Net realized gain (loss)	508,607	464,734	(42,452)	(23,730)	63,253	89,549
Net change in unrealized appreciation (depreciation) of investments	413,634	(1,560,555)	183,001	(218,258)	59,991	(262,169)

Net increase (decrease) in net assets resulting from operations	1,053,204	(996,662)	153,555	(230,867)	132,527	(163,942)

From Contractowners Transactions:
Payments received from contractowners	253,286	270,094	123,089	100,825	80,332	89,880
Transfers between Variable Investment Options including guaranteed interest account, net	58,598	57,852	(9,554)	133,373	(125,176)	(73,024)
Redemptions for contract benefits and terminations	(288,486)	(888,828)	(271,535)	(429,998)	(90,381)	(252,508)
Contract maintenance charges	(38,608)	(44,158)	(6,242)	(7,416)	(5,253)	(6,008)

Net increase (decrease) in net assets resulting from contractowners transactions	(15,210)	(605,040)	(164,242)	(203,216)	(140,478)	(241,660)

Net Increase (Decrease) in Net Assets	1,037,994	(1,601,702)	(10,687)	(434,083)	(7,951)	(405,602)
Net Assets — Beginning of Year or Period	7,494,189	9,095,891	1,123,705	1,557,788	877,642	1,283,244

Net Assets — End of Year or Period	$8,532,183	$7,494,189	$1,113,018	$1,123,705	$869,691	$877,642

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-65

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*		EQ/MODERATE-PLUS ALLOCATION*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$53,068	$42,970	$522,479	$338,648	$40,257	$23,065
Net realized gain (loss)	224,534	199,235	(38,218)	1,693,578	38,835	153,628
Net change in unrealized appreciation (depreciation) of investments	185,324	(1,030,396)	2,670,206	(7,010,614)	252,346	(623,615)

Net increase (decrease) in net assets resulting from operations	462,926	(788,191)	3,154,467	(4,978,388)	331,438	(446,922)

From Contractowners Transactions:
Payments received from contractowners	122,594	131,727	3,806,614	3,916,136	320,354	449,097
Transfers between Variable Investment Options including guaranteed interest account, net	(126,416)	730	(841,317)	(1,300,964)	(1,480)	(41,758)
Redemptions for contract benefits and terminations	(898,221)	(411,038)	(3,324,494)	(5,210,212)	(119,309)	(483,981)
Contract maintenance charges	(22,904)	(28,096)	(182,432)	(198,300)	(15,733)	(16,331)

Net increase (decrease) in net assets resulting from contractowners transactions	(924,947)	(306,677)	(541,629)	(2,793,340)	183,832	(92,973)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 66	—	—	1,482	(2,042)	—	—

Net Increase (Decrease) in Net Assets	(462,021)	(1,094,868)	2,614,320	(7,773,770)	515,270	(539,895)
Net Assets — Beginning of Year or Period	4,381,630	5,476,498	25,726,391	33,500,161	2,094,959	2,634,854

Net Assets — End of Year or Period	$3,919,609	$4,381,630	$28,340,711	$25,726,391	$2,610,229	$2,094,959

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-66

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/MONEY MARKET*		EQ/PIMCO GLOBAL REAL RETURN*		EQ/PIMCO ULTRA SHORT BOND*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$525,835	$145,918	$9,997	$64,660	$57,013	$22,899
Net realized gain (loss)	639	1,123	(24,097)	(16,929)	(5,871)	(2,270)
Net change in unrealized appreciation (depreciation) of investments	(639)	(1,110)	40,694	(148,622)	39,647	(27,566)

Net increase (decrease) in net assets resulting from operations	525,835	145,931	26,594	(100,891)	90,789	(6,937)

From Contractowners Transactions:
Payments received from contractowners	704,518	690,895	17,095	14,867	71,116	76,423
Transfers between Variable Investment Options including guaranteed interest account, net	(937,859)	827,348	31,978	169,552	(351,532)	300,827
Redemptions for contract benefits and terminations	(1,869,720)	(1,868,648)	(32,556)	(32,208)	(41,824)	(134,633)
Contract maintenance charges	(70,772)	(81,365)	(3,169)	(3,166)	(8,997)	(7,997)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,173,833)	(431,770)	13,348	149,045	(331,237)	234,620

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 66	3,223	720	—	—	—	—

Net Increase (Decrease) in Net Assets	(1,644,775)	(285,119)	39,942	48,154	(240,448)	227,683
Net Assets — Beginning of Year or Period	12,924,390	13,209,509	595,896	547,742	1,678,243	1,450,560

Net Assets — End of Year or Period	$11,279,615	$12,924,390	$635,838	$595,896	$1,437,795	$1,678,243

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-67

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/QUALITY BOND PLUS*		EQ/SMALL COMPANY INDEX*		EQ/VALUE EQUITY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$234	$56	$40,968	$33,143	$—	$—
Net realized gain (loss)	(17)	52	49,242	98,964	(1)	(237)
Net change in unrealized appreciation (depreciation) of investments	214	(955)	476,425	(1,059,854)	4	2

Net increase (decrease) in net assets resulting from operations	431	(847)	566,635	(927,747)	3	(235)

From Contractowners Transactions:
Payments received from contractowners	2,229	2,132	148,388	176,138	—	83
Transfers between Variable Investment Options including guaranteed interest account, net	—	—	(86,973)	(214,614)	—	—
Redemptions for contract benefits and terminations	—	—	(278,240)	(450,535)	(5)	(2,940)
Contract maintenance charges	(109)	(92)	(20,446)	(22,935)	(6)	(7)

Net increase (decrease) in net assets resulting from contractowners transactions	2,120	2,040	(237,271)	(511,946)	(11)	(2,864)

Net Increase (Decrease) in Net Assets	2,551	1,193	329,364	(1,439,693)	(8)	(3,099)
Net Assets — Beginning of Year or Period	8,716	7,523	3,482,009	4,921,702	22	3,121

Net Assets — End of Year or Period	$11,267	$8,716	$3,811,373	$3,482,009	$14	$22

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-68

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQUITABLE CONSERVATIVE GROWTH MF/ETF*		MULTIMANAGER CORE BOND*		MULTIMANAGER TECHNOLOGY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$5,833	$3,233	$10,391	$11,993	$(1,239)	$(1,330)
Net realized gain (loss)	(786)	4,935	(82,068)	(26,650)	482,550	707,873
Net change in unrealized appreciation (depreciation) of investments	14,728	(31,977)	82,753	(62,857)	2,406,481	(4,520,628)

Net increase (decrease) in net assets resulting from operations	19,775	(23,809)	11,076	(77,514)	2,887,792	(3,814,085)

From Contractowners Transactions:
Payments received from contractowners	22,148	22,829	16,879	29,435	224,635	267,971
Transfers between Variable Investment Options including guaranteed interest account, net	10,750	(111)	17,014	(187,119)	52,664	130,240
Redemptions for contract benefits and terminations	(26,316)	(2,540)	(168,417)	(86,508)	(648,648)	(835,252)
Contract maintenance charges	(1,353)	(1,224)	(2,265)	(3,257)	(40,219)	(43,833)

Net increase (decrease) in net assets resulting from contractowners transactions	5,229	18,954	(136,789)	(247,449)	(411,568)	(480,874)

Net Increase (Decrease) in Net Assets	25,004	(4,855)	(125,713)	(324,963)	2,476,224	(4,294,959)
Net Assets — Beginning of Year or Period	184,352	189,207	449,293	774,256	5,858,817	10,153,776

Net Assets — End of Year or Period	$209,356	$184,352	$323,580	$449,293	$8,335,041	$5,858,817

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-69

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	TARGET 2015 ALLOCATION*		TARGET 2025 ALLOCATION*		TARGET 2035 ALLOCATION*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$13,085	$10,653	$25,811	$21,041	$14,174	$11,991
Net realized gain (loss)	21,859	31,779	41,747	103,411	29,445	52,870
Net change in unrealized appreciation (depreciation) of investments	16,302	(130,980)	98,730	(404,193)	89,001	(242,061)

Net increase (decrease) in net assets resulting from operations	51,246	(88,548)	166,288	(279,741)	132,620	(177,200)

From Contractowners Transactions:
Payments received from contractowners	(2)	—	25	(1)	(1)	(115)
Transfers between Variable Investment Options including guaranteed interest account, net	—	—	(35,955)	—	—	—
Redemptions for contract benefits and terminations	(11,994)	(13,472)	(34,095)	(222,335)	(79,735)	(88,349)
Contract maintenance charges	(3,587)	(3,752)	(8,316)	(9,948)	(5,975)	(6,719)

Net increase (decrease) in net assets resulting from contractowners transactions	(15,583)	(17,224)	(78,341)	(232,284)	(85,711)	(95,183)

Net Increase (Decrease) in Net Assets	35,663	(105,772)	87,947	(512,025)	46,909	(272,383)
Net Assets — Beginning of Year or Period	524,193	629,965	1,274,840	1,786,865	838,067	1,110,450

Net Assets — End of Year or Period	$559,856	$524,193	$1,362,787	$1,274,840	$884,976	$838,067

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-70

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	TARGET 2045 ALLOCATION*		TARGET 2055 ALLOCATION*		VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$27,803	$23,109	$461	$635	$60,032	$68,932
Net realized gain (loss)	69,915	98,127	6,149	21,144	(155,328)	(185,753)
Net change in unrealized appreciation (depreciation) of investments	212,351	(492,534)	2,115	(49,125)	223,094	(355,879)

Net increase (decrease) in net assets resulting from operations	310,069	(371,298)	8,725	(27,346)	127,798	(472,700)

From Contractowners Transactions:
Payments received from contractowners	(1)	(2)	—	8	151,117	111,443
Transfers between Variable Investment Options including guaranteed interest account, net	—	—	(5,803)	(298)	420,970	207,603
Redemptions for contract benefits and terminations	(119,044)	(81,203)	(24,385)	(79,832)	(514,524)	(793,044)
Contract maintenance charges	(11,701)	(12,357)	(353)	(926)	(13,110)	(17,510)

Net increase (decrease) in net assets resulting from contractowners transactions	(130,746)	(93,562)	(30,541)	(81,048)	44,453	(491,508)

Net Increase (Decrease) in Net Assets	179,323	(464,860)	(21,816)	(108,394)	172,251	(964,208)
Net Assets — Beginning of Year or Period	1,768,755	2,233,615	57,313	165,707	2,462,648	3,426,856

Net Assets — End of Year or Period	$1,948,078	$1,768,755	$35,497	$57,313	$2,634,899	$2,462,648

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds or EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-71

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO
	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$67,069	$74,635
Net realized gain (loss)	127,281	687,229
Net change in unrealized appreciation (depreciation) of investments	1,227,640	(1,975,299)

Net increase (decrease) in net assets resulting from operations	1,421,990	(1,213,435)

From Contractowners Transactions:
Payments received from contractowners	616,006	513,343
Transfers between Variable Investment Options including guaranteed interest account, net	471,138	375,330
Redemptions for contract benefits and terminations	(876,906)	(293,889)
Contract maintenance charges	(35,310)	(36,925)

Net increase (decrease) in net assets resulting from contractowners transactions	174,928	557,859

Net Increase (Decrease) in Net Assets	1,596,918	(655,576)
Net Assets — Beginning of Year or Period	5,472,208	6,127,784

Net Assets — End of Year or Period	$7,069,126	$5,472,208

The accompanying notes are an integral part of these financial statements.

FSA-72

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements

December 31, 2023

1.	Organization

Separate Accounts No. 10 (Pooled), 4 (Pooled), 3 (Pooled), and 66 (collectively, the “Funds” or “Accounts”) were established by Equitable Financial Life Insurance Company (“Equitable Financial”), and were established under New York State Insurance Law. Pursuant to such law, to the extent provided in the applicable contracts, the net assets in the Funds are not chargeable with liabilities arising out of any other business of Equitable Financial. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). These financial statements reflect the financial position and results of operations for each of the Separate Accounts No. 10, 4, 3 and each of the Variable Investment Options of Separate Account No. 66. Annuity contracts issued by Equitable Financial for which the Accounts are the funding vehicles are Equi-Pen-Plus (“EPP”), Members Retirement Program (“MRP”), and Retirement Investment Account (“RIA”) (collectively, “the Plans”). Institutional Contracts reflects investments in Funds by Contractowners of group annuity contracts issued by Equitable Financial. Assets of the Plans and Institutional are invested in a number of investment Funds (available Funds vary by Plan).

Separate Account No. 66 consists of 56 Variable Investment Options. The Account invests in shares of mutual funds of 1290 Funds, EQ Advisors Trust (“EQAT”), and Vanguard Funds (collectively “the Trusts”). The Trusts are open-end investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. As used herein, “the Trusts” refers to both the Trusts and the Portfolios. These financial statements and notes are those of the Accounts.

Separate Account No. 10, 4, and 3 present a Statement of Assets and Liabilities as of December 31, 2023, a Statement of Operations for the year ended December 31, 2023, a Statement of Changes in Net Assets for the years ended December 31, 2023 and 2022, and a Portfolio of Investments as of December 31, 2023. The Contractowners invest in Separate Accounts No. 10, 4 and 3 under the following respective names:

RIA	Pooled Separate Account Funds**
Separate Account No. 10	The AllianceBernstein Balanced Fund
Separate Account No. 4	The AllianceBernstein Common Stock Fund
Separate Account No. 3	The AllianceBernstein Mid Cap Growth Fund
MRP	Pooled Separate Account Funds**
Separate Account No. 10	The AllianceBernstein Balanced Fund
Separate Account No. 4	The AllianceBernstein Growth Equity Fund
Separate Account No. 3	The AllianceBernstein Mid Cap Growth Fund
EPP	Pooled Separate Account Funds**
Separate Account No. 10	The AllianceBernstein Balanced Fund
Separate Account No. 4	The AllianceBernstein Common Stock Fund
Institutional	Pooled Separate Account Funds**
Separate Account No. 10	Balanced Account
Separate Account No. 4	Growth Stock Account
Separate Account No. 3	Mid Cap Growth Stock Account

FSA-73

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2023

1.	Organization (Continued)

Separate Account No. 66 consists of the Variable Investment Options listed below. Separate Accounts No. 66 presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2023, a Statement of Operations for the year or period ended December 31, 2023, and a Statement of Changes in Net Assets for the years or periods ended December 31, 2023 and 2022, except as otherwise indicated below:

Separate Account No. 66:
RIA	EQ Advisors Trust*	EQ/Large Cap Growth Index
	1290 VT Small Cap Value	EQ/Large Cap Growth Managed Volatility
	1290 VT Socially Responsible	EQ/Large Cap Growth Managed Volatility
	EQ/AB Small Cap Growth	EQ/Large Cap Value Managed Volatility
	EQ/Capital Group Research	EQ/Mid Cap Index
	EQ/ClearBridge Large Cap Growth ESG	EQ/Mid Cap Value Managed Volatility
	EQ/Core Plus Bond(4)	EQ/Money Market
	EQ/Equity 500 Index	EQ/Quality Bond PLUS
	EQ/Global Equity Managed Volatility	EQ/Value Equity
	EQ/Intermediate Government Bond	Equitable Conservative Growth MF/ETF
	EQ/International Core Managed Volatility	Multimanager Technology
EQ/International Equity Index
EQ/International Value Managed Volatility
EQ/JPMorgan Growth Stock(2)
EQ/JPMorgan Value Opportunities
EQ/Large Cap Core Managed Volatility(3)
MRP	1290 Funds*	EQ/Large Cap Value Managed Volatility
	1290 Avantis® U.S. Large Cap Growth(1)	EQ/MFS International Growth
	1290 Retirement 2020	EQ/Mid Cap Index
	1290 Retirement 2025	EQ/Mid Cap Value Managed Volatility
	1290 Retirement 2030	EQ/Money Market
	1290 Retirement 2035	EQ/PIMCO Global Real Return
	1290 Retirement 2040	EQ/PIMCO Ultra Short Bond
	1290 Retirement 2045	EQ/Small Company Index
	1290 Retirement 2050	Multimanager Core Bond
	1290 Retirement 2055	Multimanager Technology
EQ/JPMorgan Growth Stock(2)
EQ Advisors Trust*
	1290 VT Equity Income	EQ/Large Cap Growth Managed Volatility
	1290 VT GAMCO Mergers and Acquisitions	EQ/Moderate Allocation(4)
	1290 VT GAMCO Small Company Value	EQ/Moderate-Plus Allocation(4)
	1290 VT Socially Responsible	Target 2015 Allocation(4)
	EQ/AB Small Cap Growth	Target 2025 Allocation(4)
	EQ/Aggressive Allocation(4)	Target 2035 Allocation(4)
	EQ/All Asset Growth Allocation	Target 2045 Allocation(4)
	EQ/Capital Group Research	Target 2055 Allocation(4)
EQ/ClearBridge Large Cap Growth
	EQ/Conservative Allocation(4)	Vanguard
	EQ/Conservative-Plus Allocation(4)	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio
	EQ/Core Plus Bond(4)	Vanguard Variable Insurance Fund Total Stock Market Index Portfolio
EQ/Equity 500 Index
EQ/Global Equity Managed Volatility
EQ/Intermediate Government Bond
EQ/International Core Managed Volatility
EQ/International Equity Index
EQ/Janus Enterprise
EQ/Large Cap Growth Index

*	An affiliate of Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
**	As defined in the respective Prospectus of the Plans.
(1)	Formerly known as 1290 Retirement 2060
(2)	Formerly known as EQ/T. Rowe Price Growth Stock
(3)	The account had no units at December 31, 2023 and 2022, thus the fund is excluded from all other sections of the financial statements.
(4)	The Variable Investment Option was previously held under EQ Premier VIP Trust until November 12, 2023.

FSA-74

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2023

1.	Organization (Concluded)

Under applicable insurance law, the assets and liabilities of the Accounts are clearly identified and distinguished from Equitable Financial’s other assets and liabilities. Separate Account No. 66 is used to fund benefits under group annuity Contract (“Contracts”) in connection with retirement savings on a tax-deferred basis. All Contracts are issued by Equitable Financial. The assets of the Accounts are the property of Equitable Financial. However, the portion of the Accounts’ assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in Separate Accounts No. 4 and 66 arises primarily from (1) contributions from Equitable Financial and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the account in excess of the net assets attributable to contractowners. Amounts retained by Equitable Financial are not subject to charges for expense risks, assets-based administration charges are distribution charges. Amount retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”). Equitable Financial’s General Account is subject to creditor rights.

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Accounts. Based on experience, the risk of material loss is expected to be remote.

On April 15, 2019, the contracts of Separate Account No. 3 effected a 10 for 1 share split. Consequently, the share split increased the units outstanding by a split factor of 10:1 and with a corresponding decrease in unit value per share. This transition did not impact the net assets of the contracts. The per share data presented in Notes 7 and 8 have been retroactively adjusted to reflect the share split.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Accounting policies specific to Separate Accounts No. 10, 4 and 3:

Investment securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by Equitable Financial’s investment officers.

In general, the market value of securities which are readily available and deemed reliable are determined as follows: Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price.

U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days.

FSA-75

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2023

2.	Significant Accounting Policies (Continued)

Fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the investment advisor may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. Other assets that do not have a readily available market price are valued at fair value as determined in good faith by Equitable Financial’s investment officers.

Investment Transactions:

Security transactions are recorded on the trade date. Amortized cost of debt securities where applicable is adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date; interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily. Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

The books and records of the Accounts are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of the foreign currency transactions are reflected under “Realized and Unrealized Gain (Loss) on Investments” in the Statement of Operations. Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year.

Futures and Forward Contracts:

Futures and forward contracts are agreements to buy or sell a security, foreign currency, or stock index for a set price in the future. Initial margin deposits are made upon entering into futures contracts and can be either in cash or securities.

Futures and forward contracts are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used.

Separate Accounts No. 10 and 4 may buy or sell futures contracts solely for the purpose of protecting their Account’s securities against anticipated future changes in interest rates that might adversely affect the value of an Account’s securities or the price of the securities that an Account intends to purchase at a later date. During the period the futures and forward contracts are open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. Variation margin payments for futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. For the year ended December 31, 2023, the average monthly notional value of futures contracts held in Separate Account No. 4 was $686,841. All futures contracts were related to equity contracts. For the year ended December 31, 2023, Separate Account No. 10 did not enter into any futures contracts. Separate Account No. 3 does not enter into futures contracts.

When the futures or forward contract is closed, the Accounts record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Accounts’ basis in the contract. Should interest

FSA-76

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2023

2.	Significant Accounting Policies (Continued)

rates or the price of securities move unexpectedly, the Accounts may not achieve the anticipated benefits of the financial futures or forward contracts and may incur a loss. The use of futures and forward transactions involves the risk of imperfect correlation in movements in the prices of futures and forward contracts, interest rates and the underlying hedged assets.

Separate Account No. 10 may enter into forward currency contracts in order to hedge its exposure to changes in foreign security holdings, but did not enter into any forward currency contracts during the year ended December 31, 2023. Separate Accounts No. 3, and 4 do not enter into forward currency contracts. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The realized gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains and losses from foreign currency transactions.

Market and Credit Risk:

Futures and forward contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these futures and forward contracts reflect the extent of the Accounts’ exposure to off-balance sheet risk. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Accounts bear the market risk that arises from any changes in security values. The credit risk for futures contracts is limited to failure of the exchange or board of trade that acts as the counterparty of the Accounts’ futures transactions. Forward contracts are entered into directly with a counterparty and not through an exchange and can be terminated only by agreement of both parties to the contract. There is no daily margin settlement and the Accounts are exposed to the risk of default by the counterparty.

Contracts in Payout:

Net assets allocated to Contracts in the payout period are computed according to various mortality tables, depending on the year the benefits were purchased. The table used is the 1951 GA. The assumed investment returns vary by Contract and range from 4 percent to 6.5 percent. The Contracts are participating group annuities, and thus, the mortality risk is borne by the Contractowner, as long as the Contract has not been discontinued. Equitable Financial retains the ultimate obligation to pay the benefits if the Contract funds become insufficient and the Contractowner elects to discontinue the contract.

Other assets and liabilities:

Amounts due to/from the General Account represent receivables/payables for policy related transactions predominantly related to premiums, surrenders and death benefits.

Contract Payments and Withdrawals:

Payments received from Contractowners represent contributions under the Contracts (excluding amounts allocated to the guaranteed interest option, reflected in the General Account) after the deduction of any applicable withdrawal changes. The amount allocated to the guaranteed interest option earns interest at the current guaranteed interest rate which is an annual effective rate.

Withdrawals are payments to participants and beneficiaries made under the terms of the Plans and include amounts that participants have requested to be withdrawn and paid to them.

Taxes:

The operations of the Account are included in the federal income tax return of Equitable Financial, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to contracts participating in the Funds by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Financial is expected to affect the unit value of the Contracts participating in the Account. Accordingly, no provision for federal income taxes is required. However, Equitable Financial retains the right to charge for any federal income tax incurred which is applicable to the Account if the law is changed.

FSA-77

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2023

2.	Significant Accounting Policies (Concluded)

Foreign Taxes:

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Accounting policies specific to Separate Account No. 66:

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are valued at the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of Equitable Financial’s General Account.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance laws to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits. Equitable Financial’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of Equitable Financial, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to contracts participating in the Funds by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Financial is expected to affect the unit value of the Contracts participating in the Account. Accordingly, no provision for federal income taxes is required. However, Equitable Financial retains the right to charge for any federal income tax incurred which is applicable to the Account if the law is changed.

FSA-78

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2023

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The Advisor has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Advisor and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Advisor’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

FSA-79

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2023

3.	Fair Value Disclosures (Continued)

The Committee is also responsible for monitoring the implementation of the pricing policies by the Advisor’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Advisor’s prices).

For Separate Account No. 66, all investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year for Separate Account No. 66.

For Separate Accounts No. 10, 4, and 3, assets measured at fair value on a recurring basis are summarized below as of the dates indicated:

	Fair Value Measurements as of December 31, 2023
	Level 1
	Separate Account No.10	Separate Account No.4	Separate Account No.3
Assets
Investments:
Common stocks
Communication services	$673,467	$11,402,061	$—
Consumer discretionary	800,210	15,840,767	4,217,569
Consumer staples	282,680	4,118,405	906,064
Energy	283,725	500,145	724,177
Financials	870,378	6,442,463	1,090,416
Health Care	1,210,214	10,584,687	3,623,539
Industrials	894,658	5,899,286	5,898,625
Information Technology	2,448,274	43,305,158	5,915,966
Materials & processing	186,442	700,285	—
Producer Durables	71,706	944,615	—
Utilities	75,255	50,309	—

Total common stocks	7,797,009	99,788,181	22,376,356

Other financial instruments:
Futures Contracts(1)	—	27,074	—

Total other financial instruments	—	27,074	—

Total Level 1	$7,797,009	$99,815,255	$22,376,356

FSA-80

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2023

3.	Fair Value Disclosures (Concluded)

	Level 2
	Separate Account No.10	Separate Account No.4	Separate Account No.3
Assets
Investments:
Fixed Maturities, available for sale
Corporate	$2,061,709	$—	$—
U.S. Treasury, government and agency	3,238,290	—	—
States and political subdivision	64,959	—	—
Commercial mortgage-backed	9,067	—	—
Mortgage Pass-Throughs	1,410,886	—	—
Asset- backed	20,990	—	—

Total fixed maturities, available for sale	6,805,901	—	—

Common stocks
Communication services	91,944	—	—
Consumer discretionary	271,799	—	—
Consumer staples	290,380	—	—
Energy	208,614	—	—
Financials	636,204	—	—
Health Care	232,375	—	—
Industrials	311,735	—	—
Information Technology	113,629	—	—
Materials & processing	194,219	—	—
Utilities	99,640	—	—

Total common stocks	2,450,539	—	—

Short-term investments
U.S. Treasury, government and agency	461,429	—	—

Total short-term investments	461,429	—	—

Total Level 2	$9,717,869	$—	$—

(1)	Only variation margin receivable/(payable) at year end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized depreciation of futures contracts as reported in the portfolio of investments.

4.	Purchases and Sales of Portfolios

Investment Security Transactions:

For the year ended December 31, 2023, investment security transactions, excluding short-term debt securities, were as follows for Separate Accounts No. 10, 4, and 3:

	Purchases		Sales
Fund	Stocks and Debt Securities	U.S. Government and Agencies	Stocks and Debt Securities	U.S. Government and Agencies
Separate Account No. 10	$16,505,380	$3,736,092	$16,568,847	$4,556,838
Separate Account No. 4	10,560,766	—	19,206,444	—
Separate Account No. 3	14,142,054	—	15,028,047	—

FSA-81

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2023

4.	Purchases and Sales of Portfolios (Continued)

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2023 were as follows for Separate Account No. 66:

	Purchases	Sales
1290 AVANTIS® U.S. LARGE CAP GROWTH*	$644,573	$52,752
1290 RETIREMENT 2020	27,993	395,183
1290 RETIREMENT 2025	121,895	479,939
1290 RETIREMENT 2030	198,165	20,154
1290 RETIREMENT 2035	409,975	244,386
1290 RETIREMENT 2040	515,866	101,644
1290 RETIREMENT 2045	187,894	36,242
1290 RETIREMENT 2050	196,711	722
1290 RETIREMENT 2055	259,304	48,356
1290 VT EQUITY INCOME	375,266	903,192
1290 VT GAMCO MERGERS & ACQUISITIONS	23,531	12,461
1290 VT GAMCO SMALL COMPANY VALUE	359,802	277,466
1290 VT SMALL CAP VALUE	—	7
1290 VT SOCIALLY RESPONSIBLE	333,182	1,100,088
EQ/AB SMALL CAP GROWTH	80,762	262,281
EQ/AGGRESSIVE ALLOCATION	371,853	278,747
EQ/ALL ASSET GROWTH ALLOCATION	59,477	161,314
EQ/CAPITAL GROUP RESEARCH	692,281	485,068
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	297,197	43,121
EQ/CONSERVATIVE ALLOCATION	246,053	202,261
EQ/CONSERVATIVE-PLUS ALLOCATION	123,412	53,194
EQ/CORE PLUS BOND	162,306	242,992
EQ/EQUITY 500 INDEX	4,001,526	4,544,678
EQ/GLOBAL EQUITY MANAGED VOLATILITY	269,924	326,704
EQ/INTERMEDIATE GOVERNMENT BOND	498,078	298,393
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	104,328	92,016
EQ/INTERNATIONAL EQUITY INDEX	617,615	888,552
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	—	7
EQ/JANUS ENTERPRISE	484,908	120,368
EQ/JPMORGAN GROWTH STOCK	429,634	316,587
EQ/JPMORGAN VALUE OPPORTUNITIES	7,996	922
EQ/LARGE CAP GROWTH INDEX	725,699	427,384
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	454,696	355,169
EQ/LARGE CAP VALUE MANAGED VOLATILITY	964,092	403,483
EQ/MFS INTERNATIONAL GROWTH	313,562	424,320
EQ/MID CAP INDEX	234,679	328,519
EQ/MID CAP VALUE MANAGED VOLATILITY	358,525	1,049,276
EQ/MODERATE ALLOCATION	3,828,789	3,256,555
EQ/MODERATE-PLUS ALLOCATION	417,329	121,747
EQ/MONEY MARKET	4,739,043	6,383,176
EQ/PIMCO GLOBAL REAL RETURN	85,598	58,734
EQ/PIMCO ULTRA SHORT BOND	1,179,683	1,453,902
EQ/QUALITY BOND PLUS	2,467	114
EQ/SMALL COMPANY INDEX	433,448	509,821
EQ/VALUE EQUITY	—	11
EQUITABLE CONSERVATIVE GROWTH MF/ETF	38,204	27,137
MULTIMANAGER CORE BOND	314,452	440,986
MULTIMANAGER TECHNOLOGY	1,337,527	1,376,363
TARGET 2015 ALLOCATION	39,607	15,727
TARGET 2025 ALLOCATION	74,777	84,694
TARGET 2035 ALLOCATION	28,049	85,900

FSA-82

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2023

4.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
TARGET 2045 ALLOCATION	$59,411	$131,045
TARGET 2055 ALLOCATION	816	30,605
VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	762,524	657,995
VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO	3,249,274	2,675,145

5.	Expenses and Related Party Transactions

In Separate Account No. 66, the assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. 1290 Funds issue Class A, Class I, Class R and Class T shares. EQAT issues Class IA, Class IB and Class K shares. All share classes issued by 1290 Funds and EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class IA, Class IB, Class R and Class T shares are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by 1290 Funds and EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the 1290 Trust, on behalf of each related Portfolio, may charge an annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class T shares and 0.50% of the average daily net assets of a Portfolio attributable to its Class R shares. The Distributions Plans also provide that the EQAT Trust, on behalf of each related Portfolio, may charge a maximum 12b-1 fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class IA and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), an indirect wholly-owned subsidiary of Equitable Financial and an affiliate of Equitable Investment Management Group, LLC (“EIMG”). The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, a wholly-owned subsidiary of Equitable Financial, serves as investment adviser of the Portfolios of 1290 Funds and EQAT. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of 1290 Funds and EQAT, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”) serves as administrator of the Portfolios of 1290 Funds and EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of 1290 Funds and EQAT. Expenses of the Portfolios of 1290 Funds and EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.54% to a high of 2.11% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of 1290 Funds and EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable Financial, Equitable Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. For the year ended December 31, 2023, there were no 12b-1 fees or additional payments from the unaffiliated portfolio. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

FSA-83

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2023

5.	Expenses and Related Party Transactions (Concluded)

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment sub-advisor for the EQ/AB Small Cap Growth; EQ/Equity 500 Index; EQ/International Equity Index; EQ/Large Cap Growth Index; EQ/Mid Cap Index; EQ/Small Company Index and Separate Accounts No. 10, 4 and 3; as well as a portion of EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, and Multimanager Technology. AllianceBernstein is a publicly traded limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

Equitable Advisors is an affiliate of Equitable Financial, and a distributor and principal underwriter of the policies. Equitable Advisors is registered with the Securities and Exchange Commission (“SEC”) as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC (“ Equitable Network”) or its subsidiaries (affiliates of Equitable Financial). Equitable Advisors receives commissions and other service-related payments under its distribution agreement with Equitable Financial and its networking agreement with Equitable Network.

In addition to using brokers and dealers to execute portfolio security transactions for accounts under their management, Equitable Financial, AllianceBernstein, and Equitable Advisors may also enter into other types of business and securities transactions with brokers and dealers, which will be unrelated to allocation of the Equitable Financial Funds’ portfolio transactions.

Equitable Financial serves as the transfer agent for EQAT.

6.	Reorganization

There were no reorganizations within the Variable Investment Options of the Account for each of the two years in the period ended December 31, 2023.

7.	Asset-based Charges and Contractowner Charges

Charges and fees relating to the Portfolios are paid to Equitable Financial and are deducted in accordance with the terms of the various contracts which participate in the Portfolios. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Portfolio units or (ii) reduction in unit value.

RIA

Charges and fees relating to the Portfolios are paid to Equitable Financial and are deducted in accordance with the terms of the various contracts which participate in the Portfolios. Depending upon the terms of a contract, sales-related fees and operating expenses are paid by the contract holders (i) by a reduction of an appropriate number of Portfolio units or (ii) reduction in unit value from contractowners. Fees with respect to the Retirement Investment Account (RIA) contracts are as follows:

Investment Management Fee:

An annual rate of 0.50% of the net assets attributable to RIA units is assessed for the AllianceBernstein Balanced Fund, and AllianceBernstein Mid Cap Growth Fund, and an annual rate of 0.08% for the AllianceBernstein Common Stock Fund. This fee is reflected as a reduction in RIA unit value.

FSA-84

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2023

7.	Asset-based Charges and Contractowner Charges (Continued)

Administrative Fees:

Contracts investing in the Portfolios are subject to certain administrative expenses according to contract terms. Depending upon the terms of a contract, fees are paid (i) by a reduction of an appropriate number of Portfolio units or (ii) reduction in unit value. These fees may include:

Ongoing Operations Fee — An expense charge is made based on the combined net balances of each fund. Depending upon the terms of a contract, fees are paid (i) by a reduction of an appropriate number of Fund units or (ii) reduction in unit value. For employer plans which adopted RIA after February 9, 1986, the monthly rate ranges are summarized in the table below:

Combined balance of investment options	Monthly Rate
First $150,000	1/12 of 1.25%
Next $350,000	1/12 of 1.00%
Next $500,000	1/12 of 0.75%
Next $1,500,000	1/12 of 0.50%
Over $2,500,000	1/12 of 0.25%

Participant Recordkeeping Services Charge — Employers electing RIA’s optional Participant Recordkeeping Services are subject to an annual charge of $25 per employee-participant under the employer plan. Depending upon the terms of a contract, fees are paid (i) by a reduction of an appropriate number of Fund units or (ii) reduction in unit value.

Contingent Withdrawal Charge — Certain withdrawals are subject to defined contingent withdrawal charges. The maximum charge is 6.00% of the total plan assets withdrawn and is deducted as a liquidation of Portfolio units.

Loan Fee — A loan fee equal to 1.00% of the amount withdrawn as loan principal is deducted on the date the plan loan is made.

Operating and Expense Charges:

In addition to the charges and fees mentioned above, Separate Accounts No. 10, 4, and 3 are charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. These charges and fees are reflected as reductions of unit value.

MRP

Charges and fees relating to the Portfolios paid to Equitable Financial are deducted in accordance with the terms of the various contracts which participate in the Portfolios. With respect to the Members Retirement Program these expenses consist of investment management, program expense charge, direct expenses, and record maintenance. These charges and fees are paid to Equitable Financial. Fees with respect to the Members Retirement Program contracts are as follows:

•

Program Expense Charge — Equitable Financial assesses a Program expense charge on a monthly basis, which is charged against accounts in the plans that invest in the Separate Accounts. Equitable Financial determines the Program expense charge for each plan on the last day of each month, based on two factors: (1) the average account value of the accounts in the plan, and (2) the value of the total plan assets invested in the Members Retirement Program by the plan, on that date. The Program expense charge is applied to all assets in the plan. All participants in a plan pay the Program expense charge at the same percentage rate, regardless of individual account value. Prior to May 2, 2016, the Program expense charges will be as follows; if the Average account value under the Plan is $75,000 or less, then the Program expense charge will be (i) 1.00% of the first $250,000, (ii) 0.80% of the next $250,000 and (iii) 0.65% of the excess over $500,000. If the Average account value under the Plan is more than $75,000, then the Program expense charge will be (i) 1.00% of the first $250,000, (ii) 0.70% of the next $250,000 and (iii) 0.55% of the excess over $500,000. Effective May 2, 2016, the Program expense charges will be as follows; if the Average account value under the Plan is $75,000 or less, then the Program expense charge will be (i) 0.85% of the first $250,000, (ii) 0.65% of the next $250,000 and (iii) 0.50% of the excess over $500,000. If the Average account value under the Plan is more than $75,000, then the Program expense charge will be (i) 0.85% of the first $250,000, (ii) 0.55% of the next $250,000 and (iii) 0.40% of the excess over $500,000.

FSA-85

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2023

7.	Asset-based Charges and Contractowner Charges (Continued)

•

Investment Management Fees — An expense charge is made daily at an effective annual rate of 0.50% of the net assets of the AllianceBernstein Balanced Fund and an effective annual rate of 0.30% for the AllianceBernstein Growth Equity Fund and an effective annual rate of 0.65% for the AllianceBernstein Mid Cap Growth Fund. This fee is reflected as a reduction in MRP unit value.

•

Direct Operating and Other Expenses — In addition to the charges and fees mentioned above, the Funds are charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. This fee is reflected as a reduction in MRP unit value.

•	A record maintenance and report fee of $3.75 per participant is deducted quarterly as a liquidation of fund units.

EPP

Charges and fees relating to the Funds are paid to Equitable Financial and are deducted in accordance with the terms of the various contracts, which participate in the Funds. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Fund Units or (ii) reduction in unit value. Fees with respect to the Equi-Pen-Plus Master Plan and Retirement Trust are as follows:

Investment Management Fee:

An annual rate of 0.25% of the total plan and trust net assets is deducted daily for the AllianceBernstein Balanced Fund and an annual rate of 0.08% for the AllianceBernstein Common Stock Fund. This fee is reflected as reduction in EPP unit value.

Administrative Fees:

Ongoing Operations Fee — An expense charge is made based on each client’s combined balance of Master Plan and Trust net assets in the Funds and Equitable Financial’s Fixed Income Accounts at a monthly rate of 1/12 of (i) 1% of the first $500,000, (ii) 0.75% of the next $500,000 and (iii) 0.50% of the excess over $1,000,000. The ongoing operations fee is generally paid via a liquidation of units held in the fund.

Participant Recordkeeping Services Charge — Employers electing Equi-Pen-Plus’s optional Participant Recordkeeping Services are subject to an annual charge of $25 per employee-participant under the employer plan. The participant recordkeeping service charge is generally paid via a liquidation of units held in the fund.

Withdrawal Charge — A charge is applied if the client terminates plan participation in the Master Retirement Trust (“Master Trust”) and if the client transfers assets to another funding agency before the fifth anniversary of the date Equitable Financial accepts the participation agreement. The redemption charge is generally paid via a liquidation of units held in the fund and will be based on the following schedule:

For Termination Occurring In:	Withdrawal Charge:
Years 1 and 2	3% of all Master Trust assets
Years 3 and 4	2% of all Master Trust assets
Year 5	1% of all Master Trust assets
After Year 5	No Withdrawal Charge

Operating and Expense Charges:

In addition to the charges and fees mentioned above, Separate Accounts No. 10, 4, and 3 are charged for certain costs and expenses directly related to their operations. These may include custody, audit and printing of reports. These charges and fees are reflected as reduction of unit value.

FSA-86

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2023

7.	Asset-based Charges and Contractowner Charges (Concluded)

Institutional

Asset Management Fees

Asset management fees are charged to clients investing in the Separate Accounts. The fees are based on the prior month-end net asset value (as defined) of each client’s aggregate interest in Equitable Financial’s Separate Accounts, and are determined monthly. The fees are calculated for each client in accordance with the schedule set forth below for the Balanced Account and the Mid Cap Growth Stock Account:

Each Client’s Aggregate Interest	Annual Rate
Minimum Fee	$5,000
First $2 million	0.85 of 1%
Next $3 million	0.60 of 1%
Next $5 million	0.40 of 1%
Next $15 million	0.30 of 1%
Next $75 million	0.25 of 1%
Excess over $100 million	0.20 of 1%

Asset management fees for the Growth Stock Account is an expense charge determined monthly with an effective annual rate of 0.08%.

Asset management fees are paid to Equitable Financial. Clients can either pay the fee directly by remittance to the Separate Account or via liquidation of units held in the Separate Accounts.

Administrative Fees

Certain client contracts provide for a fee for administrative services to be paid directly to Equitable Financial. This administrative fee is calculated according to the terms of the specific contract and is generally paid via a liquidation of units held in the funds in which the contract invests. The payment of the fee for administrative services has no effect on other Separate Account clients or the unit values of the separate accounts.

Operating and Expense Charges

In addition to the charges and fees mentioned above, the Separate Accounts No. 10, 4, and 3 are charged for certain costs and expenses directly related to their operations. These charges may include custody and audit fees, and result in reduction of Separate Account unit values.

Administrative fees paid through a liquidation of units in Separate Account No. 66 are shown in the Statements of Changes in Net Assets as Contract maintenance charges. The aggregate of all other fees are included in Asset-based charges in the Statements of Operations. Asset-based charges include accounting and administration fees.

FSA-87

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2023

8.	Changes in Units Outstanding

Accumulation units issued and redeemed for the years ended of December 31, 2023 and December 31, 2022 were (in thousands):

Separate Accounts No. 10, 4 and 3:

	AllianceBernstein Balanced Fund		AllianceBernstein Common Stock Fund		AllianceBernstein Mid Cap Growth Fund
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
RIA
Issued	—	—	—	—	—	—
Redeemed	—	—	—	—	—	—

Net Decrease	—	—	—	—	—	—

	AllianceBernstein Balanced Fund		AllianceBernstein Growth Equity Fund		AllianceBernstein Mid Cap Growth Fund
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
MRP
Issued	5	6	—	1	50	59
Redeemed	(15)	(22)	(2)	(4)	(80)	(111)

Net Decrease	(10)	(16)	(2)	(3)	(30)	(52)

	AllianceBernstein Balanced Fund		AllianceBernstein Common Stock Fund
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
EPP
Issued	—	—	—	—
Redeemed	—	—	—	—

Net Decrease	—	—	—	—

	Balanced Account		Growth Stock Account		Mid Cap Growth Stock Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Institutional
Issued	—	—	—	—	—	—
Redeemed	—	—	—	—	—	—

Net Decrease	—	—	—	—	—	—

FSA-88

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2023

8.	Changes in Units Outstanding (Continued)

Separate Account No. 66:

	1290 VT SMALL CAP VALUE		EQ/AB SMALL CAP GROWTH		EQ/EQUITY 500 INDEX		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY		EQ/JPMORGAN VALUE OPPORTUNITIES
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
RIA
Net Issued	—	—	—	—	—	—	—	—	—	—
Net Redeemed	—	—	—	—	—	—	—	—	—	—

Net Increase /(Decreased)	—	—	—	—	—	—	—	—	—	—

	EQ/LARGE CAP VALUE MANAGED VOLATILITY		EQ/MONEY MARKET		EQ/QUALITY BOND PLUS		EQ/VALUE EQUITY
	2023	2022	2023	2022	2023	2022	2023	2022
RIA
Net Issued	—	—	—	—	—	—	—	—
Net Redeemed	—	—	—	—	—	—	—	—

Net Increase /(Decreased)	—	—	—	—	—	—	—	—

	1290 AVANTIS® U.S. LARGE CAP GROWTH*		1290 RETIREMENT 2020		1290 RETIREMENT 2025		1290 RETIREMENT 2030		1290 RETIREMENT 2035
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
MRP
Net Issued	47	18	2	6	8	9	12	23	30	21
Net Redeemed	(4)	(18)	(33)	(4)	(39)	(8)	(2)	(17)	(19)	(18)

Net Increase /(Decreased)	43	—	(31)	2	(31)	1	10	6	11	3

	1290 RETIREMENT 2040		1290 RETIREMENT 2045		1290 RETIREMENT 2050		1290 RETIREMENT 2055		1290 VT EQUITY INCOME
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
MRP
Net Issued	37	35	13	9	14	27	18	13	10	66
Net Redeemed	(8)	(3)	(3)	(14)	—	(26)	(4)	(14)	(38)	(8)

Net Increase /(Decreased)	29	32	10	(5)	14	1	14	(1)	(28)	58

	1290 VT GAMCO MERGERS & ACQUISITIONS		1290 VT GAMCO SMALL COMPANY VALUE		1290 VT SOCIALLY RESPONSIBLE		EQ/AB SMALL CAP GROWTH		EQ/AGGRESSIVE ALLOCATION
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
MRP
Net Issued	1	5	3	5	7	10	3	5	13	19
Net Redeemed	(1)	(2)	(6)	(10)	(35)	(9)	(10)	(4)	(13)	(8)

Net Increase /(Decreased)	—	3	(3)	(5)	(28)	1	(7)	1	—	11

FSA-89

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2023

8.	Changes in Units Outstanding (Continued)

	EQ/ALL ASSET GROWTH ALLOCATION		EQ/CAPITAL GROUP RESEARCH		EQ/CLEARBRIDGE LARGE CAP GROWTH ESG		EQ/ CONSERVATIVE ALLOCATION		EQ/CONSERVATIVE- PLUS ALLOCATION
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
MRP
Net Issued	3	4	4	4	8	26	13	14	6	7
Net Redeemed	(9)	(2)	(8)	(9)	(1)	(3)	(15)	(10)	(4)	—

Net Increase /(Decreased)	(6)	2	(4)	(5)	7	23	(2)	4	2	7

	EQ/CORE PLUS BOND		EQ/EQUITY 500 INDEX		EQ/GLOBAL EQUITY MANAGED VOLATILITY		EQ/ INTERMEDIATE GOVERNMENT BOND		EQ/INTERNATIONAL CORE MANAGED VOLATILITY
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
MRP
Net Issued	13	31	101	76	9	9	32	98	4	11
Net Redeemed	(22)	(24)	(130)	(100)	(14)	(11)	(24)	(89)	(5)	(7)

Net Increase /(Decreased)	(9)	7	(29)	(24)	(5)	(2)	8	9	(1)	4

	EQ/INTERNATIONAL EQUITY INDEX		EQ/JANUS ENTERPRISE		EQ/JPMORGAN GROWTH STOCK		EQ/LARGE CAP GROWTH INDEX		EQ/LARGE CAP GROWTH MANAGED VOLATILITY
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
MRP
Net Issued	15	19	16	5	7	10	9	11	7	13
Net Redeemed	(31)	(55)	(5)	(5)	(10)	(12)	(11)	(18)	(14)	(8)

Net Increase /(Decreased)	(16)	(36)	11	—	(3)	(2)	(2)	(7)	(7)	5

	EQ/LARGE CAP VALUE MANAGED VOLATILITY		EQ/MFS INTERNATIONAL GROWTH		EQ/MID CAP INDEX		EQ/MID CAP VALUE MANAGED VOLATILITY		EQ/MODERATE ALLOCATION
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
MRP
Net Issued	13	12	13	15	7	8	4	11	164	171
Net Redeemed	(13)	(30)	(21)	(26)	(12)	(16)	(27)	(19)	(196)	(335)

Net Increase /(Decreased)	—	(18)	(8)	(11)	(5)	(8)	(23)	(8)	(32)	(164)

	EQ/MODERATE- PLUS ALLOCATION		EQ/MONEY MARKET		EQ/PIMCO GLOBAL REAL RETURN		EQ/PIMCO ULTRA SHORT BOND		EQ/SMALL COMPANY INDEX
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
MRP
Net Issued	16	24	394	449	7	21	87	34	6	7
Net Redeemed	(7)	(29)	(597)	(490)	(6)	(8)	(112)	(15)	(12)	(18)

Net Increase /(Decreased)	9	(5)	(203)	(41)	1	13	(25)	19	(6)	(11)

FSA-90

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2023

8.	Changes in Units Outstanding (Concluded)

	EQUITABLE CONSERVATIVE GROWTH MF/ETF		MULTIMANAGER CORE BOND		MULTIMANAGER TECHNOLOGY		TARGET 2015 ALLOCATION		TARGET 2025 ALLOCATION
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
MRP
Net Issued	3	1	28	6	13	14	—	—	—	—
Net Redeemed	(2)	—	(42)	(27)	(17)	(22)	(1)	(1)	(5)	(14)

Net Increase /(Decreased)	1	1	(14)	(21)	(4)	(8)	(1)	(1)	(5)	(14)

	TARGET 2035 ALLOCATION		TARGET 2045 ALLOCATION		TARGET 2055 ALLOCATION		VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO		VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
MRP
Net Issued	—	—	—	1	—	—	67	55	167	106
Net Redeemed	(4)	(5)	(6)	(5)	(2)	(5)	(64)	(105)	(157)	(70)

Net Increase /(Decreased)	(4)	(5)	(6)	(4)	(2)	(5)	3	(50)	10	36

The — on the Changes in Units section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

9.	Financial Highlights

Equitable Financial issues a number of registered group annuity contracts that allow employer plan assets to accumulate on a tax-deferred basis. The contracts are typically designed for employers wishing to fund defined benefit, defined contribution and/or 401(k) plans. Annuity contracts available through Equitable Financial are RIA, MRP, and EPP (collectively, the Plans). Assets of the Plans are invested in a number of investment Funds (available Funds vary by Plan).

Institutional units presented on the Statement of Assets and Liabilities reflect investments in the Funds by contractowners of group annuity contracts issued by Equitable Financial. Institutional unit values are determined at the end of each business day. Institutional unit values reflect the investment performance of the Funds for the day and charges and expenses deducted by the Funds. Contract unit values (RIA, MRP, and EPP) reflect the same investment results, prior to deduction for contract specific charges, earned by the Institutional units. Contract unit values reflect certain investment management and accounting fees, which vary by contract. These fees are charged as a percentage of net assets and are disclosed below for the Plans contracts as percentage of net assets attributable of such units.

Shown below is accumulation unit value information for units outstanding of Separate Accounts No. 10, 4, 3 and 66 for the periods indicated.

		Unit Value	Units Outstanding (000’s)	Accumulation Unit Value (000’s)	Investment Income Ratio#	Total Return**	Expense Ratio***
SEPARATE ACCOUNT NO. 10

AllianceBernstein Balanced Fund
December 31, 2023	RIA* - contract charge 0.50% (a)	$ 504.85	2	$1,023	2.67%	15.97%	0.79%
December 31, 2022	RIA* - contract charge 0.50% (a)	$ 435.33	2	$892	2.34%	(15.54)%	0.84%
December 31, 2021	RIA* - contract charge 0.50% (a)	$ 515.45	2	$1,091	1.84%	12.34%	1.03%
December 31, 2020	RIA* - contract charge 0.50% (a)	$ 458.85	2	$998	2.08%	13.63%	0.86%
December 31, 2019	RIA* - contract charge 0.50% (a)	$ 403.81	2	$884	2.61%	18.45%	0.62%

December 31, 2023	MRP* - contract charge 0.50% (a)	$ 120.76	131	$15,848	2.67%	15.97%	0.79%
December 31, 2022	MRP* - contract charge 0.50% (a)	$ 104.13	141	$14,643	2.34%	(15.56)%	0.84%
December 31, 2021	MRP* - contract charge 0.50% (a)	$ 123.32	157	$19,356	1.84%	12.33%	1.03%

FSA-91

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2023

9.	Financial Highlights (Continued)

		Unit Value	Units Outstanding (000’s)	Accumulation Unit Value (000’s)	Investment Income Ratio#	Total Return**	Expense Ratio***
December 31, 2020	MRP* - contract charge 0.50% (a)	$ 109.78	184	$20,186	2.08%	13.63%	0.86%
December 31, 2019	MRP* - contract charge 0.50% (a)	$ 96.61	233	$22,540	2.61%	18.44%	0.62%

December 31, 2023	EPP* - contract charge 0.25% (a)	$ 541.33	—(b)	$153	2.67%	15.97%	0.54%
December 31, 2022	EPP* - contract charge 0.25% (a)	$ 466.79	—(b)	$132	2.34%	(15.50)%	0.59%
December 31, 2021	EPP* - contract charge 0.25% (a)	$ 552.39	—(b)	$153	1.84%	12.62%	0.78%
December 31, 2020	EPP* - contract charge 0.25% (a)	$ 490.50	—(b)	$133	2.08%	13.92%	0.61%
December 31, 2019	EPP* - contract charge 0.25% (a)	$ 430.58	—(b)	$127	2.61%	18.74%	0.37%

Balanced Account
December 31, 2023	Institutional	$58,564.84	—(b)	$2	2.67%	16.55%	0.29%
December 31, 2022	Institutional	$50,248.93	—(b)	$16	2.34%	(15.12)%	0.34%
December 31, 2021	Institutional	$59,199.76	—(b)	$37	1.84%	12.90%	0.53%
December 31, 2020	Institutional	$52,435.78	—(b)	$34	2.08%	14.20%	0.36%
December 31, 2019	Institutional	$45,915.42	—(b)	$30	2.61%	19.04%	0.12%

SEPARATE ACCOUNT NO. 4
AllianceBernstein Common Stock Fund
December 31, 2023	RIA* - contract charge 0.08% (a)	$ 5,231.70	1	$4,614	0.95%	42.34%	0.19%
December 31, 2022	RIA* - contract charge 0.08% (a)	$ 3,675.50	1	$3,356	0.94%	(29.12)%	0.20%
December 31, 2021	RIA* - contract charge 0.08% (a)	$ 5,185.85	1	$5,015	0.74%	27.47%	0.15%
December 31, 2020	RIA* - contract charge 0.08% (a)	$ 4,068.32	1	$4,113	1.01%	38.13%	0.16%
December 31, 2019	RIA* - contract charge 0.08% (a)	$ 2,945.37	1	$3,358	1.28%	36.02%	0.17%

December 31, 2023	EPP* - contract charge 0.08% (a)	$ 5,428.40	—(b)	$1,623	0.95%	42.34%	0.19%
December 31, 2022	EPP* - contract charge 0.08% (a)	$ 3,813.70	—(b)	$1,152	0.94%	(29.12)%	0.20%
December 31, 2021	EPP* - contract charge 0.08% (a)	$ 5,380.83	—(b)	$2,050	0.74%	27.47%	0.15%
December 31, 2020	EPP* - contract charge 0.08% (a)	$ 4,221.28	—(b)	$1,617	1.01%	38.13%	0.16%
December 31, 2019	EPP* - contract charge 0.08% (a)	$ 3,056.11	—(b)	$1,204	1.28%	36.02%	0.17%

AllianceBernstein Growth Equity Fund
December 31, 2023	MRP* - contract charge 0.30% (a)	$ 1,992.36	20	$40,210	0.95%	42.02%	0.41%
December 31, 2022	MRP* - contract charge 0.30% (a)	$ 1,402.84	22	$30,357	0.94%	(29.29)%	0.42%
December 31, 2021	MRP* - contract charge 0.30% (a)	$ 1,984.06	25	$49,621	0.74%	27.19%	0.37%
December 31, 2020	MRP* - contract charge 0.30% (a)	$ 1,559.94	26	$41,320	1.01%	37.82%	0.38%
December 31, 2019	MRP* - contract charge 0.30% (a)	$ 1,131.88	35	$39,515	1.28%	35.72%	0.39%

Growth Stock Account
December 31, 2023	Institutional	$56,981.87	1	$53,182	0.95%	42.45%	0.11%
December 31, 2022	Institutional	$40,000.49	1	$42,801	0.94%	(29.07)%	0.12%
December 31, 2021	Institutional	$56,392.53	1	$67,617	0.74%	27.57%	0.07%
December 31, 2020	Institutional	$44,204.78	1	$57,422	1.01%	38.24%	0.08%
December 31, 2019	Institutional	$31,977.69	1	$47,071	1.28%	36.13%	0.09%

SEPARATE ACCOUNT NO. 3
AllianceBernstein Mid Cap Growth Fund
December 31, 2023	RIA* - contract charge 0.50% (a)	$ 138.21	7	$959	0.48%	23.01%	0.53%
December 31, 2022	RIA* - contract charge 0.50% (a)	$ 112.36	7	$797	0.30%	(28.25)%	0.51%
December 31, 2021	RIA* - contract charge 0.50% (a)	$ 156.60	7	$1,130	0.14%	15.85%	0.51%
December 31, 2020	RIA* - contract charge 0.50% (a)	$ 135.17	7	$1,002	0.23%	41.91%	0.52%
December 31, 2019	RIA* - contract charge 0.50% (a)	$ 95.25	10	$987	0.29%	33.11%	0.50%

December 31, 2023	MRP* - contract charge 0.65% (a)	$ 27.87	733	$20,420	0.48%	22.83%	0.68%
December 31, 2022	MRP* - contract charge 0.65% (a)	$ 22.69	763	$17,319	0.30%	(28.38)%	0.66%
December 31, 2021	MRP* - contract charge 0.65% (a)	$ 31.68	815	$25,820	0.14%	15.66%	0.66%
December 31, 2020	MRP* - contract charge 0.65% (a)	$ 27.39	923	$25,269	0.23%	41.70%	0.67%
December 31, 2019	MRP* - contract charge 0.65% (a)(c)	$ 19.33	1,193	$23,069	0.29%	32.94%	0.65%

Mid Cap Growth Stock Account
December 31, 2023	Institutional	$16,036.91	—(b)	$1,283	0.48%	23.62%	0.03%
December 31, 2022	Institutional	$12,972.98	—(b)	$1,142	0.30%	(27.89)%	0.01%
December 31, 2021	Institutional	$17,989.76	—(b)	$1,479	0.14%	16.44%	0.01%
December 31, 2020	Institutional	$15,450.26	—(b)	$1,375	0.23%	42.63%	0.02%
December 31, 2019	Institutional (c)	$10,832.74	—(b)	$1,094	0.29%	33.82%	—%

FSA-92

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2023

9.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Value (000’s)	Investment Income Ratio#	Total Return**	Expense Ratio*
SEPARATE ACCOUNT NO. 66+

1290 AVANTIS® U.S. LARGE CAP GROWTH
2023	MRP*, 0.02% (a)	$14.85	65	$967	0.36%	13.71%	0.02%
2022	MRP*, 0.02% (a)	$13.06	22	$282	1.60%	(13.91)%	0.02%
2021	MRP*, 0.02% (a)	$15.17	22	$333	1.15%	19.17%	0.02%
2020	MRP*, 0.02% (a)	$12.73	17	$222	2.49%	6.88%	0.02%
2019	MRP*, 0.02% (a)	$11.91	8	$98	11.67%	24.97%	0.02%

1290 RETIREMENT 2020
2023	MRP*, 0.02% (a)	$12.67	24	$302	1.58%	9.32%	0.02%
2022	MRP*, 0.02% (a)	$11.59	55	$639	2.51%	(12.99)%	0.02%
2021	MRP*, 0.02% (a)	$13.32	53	$702	1.23%	8.82%	0.02%
2020	MRP*, 0.02% (a)	$12.24	53	$650	2.08%	6.90%	0.02%
2019	MRP*, 0.02% (a)	$11.45	37	$419	4.44%	16.84%	0.02%

1290 RETIREMENT 2025
2023	MRP*, 0.02% (a)	$13.09	71	$924	1.91%	10.37%	0.02%
2022	MRP*, 0.02% (a)	$11.86	102	$1,214	2.22%	(13.49)%	0.02%
2021	MRP*, 0.02% (a)	$13.71	101	$1,384	1.32%	10.74%	0.02%
2020	MRP*, 0.02% (a)	$12.38	94	$1,160	1.86%	7.09%	0.02%
2019	MRP*, 0.02% (a)	$11.56	88	$1,013	2.66%	18.44%	0.02%

1290 RETIREMENT 2030
2023	MRP*, 0.02% (a)	$13.39	134	$1,798	2.11%	10.94%	0.02%
2022	MRP*, 0.02% (a)	$12.07	124	$1,496	1.96%	(13.60)%	0.02%
2021	MRP*, 0.02% (a)	$13.97	118	$1,652	1.45%	12.57%	0.02%
2020	MRP*, 0.02% (a)	$12.41	77	$952	2.34%	6.71%	0.02%
2019	MRP*, 0.02% (a)	$11.63	38	$445	2.21%	20.02%	0.02%

1290 RETIREMENT 2035
2023	MRP*, 0.02% (a)	$13.65	81	$1,099	1.93%	11.61%	0.02%
2022	MRP*, 0.02% (a)	$12.23	70	$854	2.03%	(13.75)%	0.02%
2021	MRP*, 0.02% (a)	$14.18	67	$957	1.28%	13.53%	0.02%
2020	MRP*, 0.02% (a)	$12.49	58	$729	1.95%	7.03%	0.02%
2019	MRP*, 0.02% (a)	$11.67	53	$615	2.61%	20.68%	0.02%

1290 RETIREMENT 2040
2023	MRP*, 0.02% (a)	$14.08	99	$1,395	2.21%	11.92%	0.02%
2022	MRP*, 0.02% (a)	$12.58	70	$880	2.29%	(13.72)%	0.02%
2021	MRP*, 0.02% (a)	$14.58	38	$554	1.24%	14.80%	0.02%
2020	MRP*, 0.02% (a)	$12.70	35	$442	1.78%	8.18%	0.02%
2019	MRP*, 0.02% (a)	$11.74	26	$305	3.30%	21.78%	0.02%

1290 RETIREMENT 2045
2023	MRP*, 0.02% (a)	$14.26	38	$539	2.14%	12.55%	0.02%
2022	MRP*, 0.02% (a)	$12.67	28	$351	1.75%	(13.81)%	0.02%
2021	MRP*, 0.02% (a)	$14.70	33	$484	1.13%	15.93%	0.02%
2020	MRP*, 0.02% (a)	$12.68	41	$520	2.42%	7.73%	0.02%
2019	MRP*, 0.02% (a)	$11.77	22	$258	2.41%	22.48%	0.02%

1290 RETIREMENT 2050
2023	MRP*, 0.02% (a)	$14.42	52	$747	1.95%	12.92%	0.02%
2022	MRP*, 0.02% (a)	$12.77	38	$489	2.33%	(13.72)%	0.02%
2021	MRP*, 0.02% (a)	$14.80	37	$541	1.26%	16.90%	0.02%
2020	MRP*, 0.02% (a)	$12.66	29	$365	1.77%	7.11%	0.02%
2019	MRP*, 0.02% (a)	$11.82	25	$298	2.22%	23.51%	0.02%

1290 RETIREMENT 2055
2023	MRP*, 0.02% (a)	$14.55	43	$618	2.07%	13.32%	0.02%
2022	MRP*, 0.02% (a)	$12.84	29	$370	1.86%	(14.06)%	0.02%
2021	MRP*, 0.02% (a)	$14.94	30	$447	1.06%	18.10%	0.02%
2020	MRP*, 0.02% (a)	$12.65	29	$367	3.22%	6.57%	0.02%
2019	MRP*, 0.02% (a)	$11.87	5	$57	2.73%	24.42%	0.02%

FSA-93

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2023

9.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Value (000’s)	Investment Income Ratio#	Total Return**	Expense Ratio*

1290 VT EQUITY INCOME
2023	MRP*, 0.02% (a)	$ 26.38	69	$1,818	1.87%	5.39%	0.02%
2022	MRP*, 0.02% (a)	$ 25.03	97	$2,435	2.32%	3.05%	0.02%
2021	MRP*, 0.02% (a)	$ 24.29	39	$947	1.45%	26.38%	0.02%
2020	MRP*, 0.02% (a)	$ 19.22	47	$906	1.97%	(4.57)%	0.02%
2019	MRP*, 0.02% (a)	$ 20.14	56	$1,132	2.57%	24.17%	0.02%

1290 VT GAMCO MERGERS & ACQUISITIONS
2023	MRP*, 0.02% (a)	$ 15.65	9	$145	1.91%	9.52%	0.02%
2022	MRP*, 0.02% (a)	$ 14.29	9	$128	0.40%	(6.05)%	0.02%
2021	MRP*, 0.02% (a)	$ 15.21	6	$88	0.77%	11.35%	0.02%
2020	MRP*, 0.02% (a)	$ 13.66	5	$62	0.15%	(1.30)%	0.02%
2019	MRP*, 0.02% (a)	$ 13.84	6	$81	4.05%	8.55%	0.02%

1290 VT GAMCO SMALL COMPANY VALUE
2023	MRP*, 0.02% (a)	$ 51.34	63	$3,212	0.64%	21.03%	0.02%
2022	MRP*, 0.02% (a)	$ 42.42	66	$2,790	0.52%	(10.69)%	0.02%
2021	MRP*, 0.02% (a)	$ 47.50	71	$3,354	0.61%	25.10%	0.02%
2020	MRP*, 0.02% (a)	$ 37.97	79	$3,009	0.68%	(9.49)%	0.02%
2019	MRP*, 0.02% (a)	$ 34.68	100	$3,476	0.62%	23.33%	0.02%

1290 VT SMALL CAP VALUE
2023	RIA*, 0.00% (a)	$ 22.75	—	$—	0.00%	5.72%	0.00%
2022	RIA*, 0.00% (a)	$ 21.52	—	$—	0.00%	0.09%	0.00%
2021	RIA*, 0.00% (a)	$ 21.50	—	$2	1.23%	38.53%	0.00%
2020	RIA*, 0.00% (a)(d)	$ 15.52	—	$1	1.72%	29.87%	0.00%

1290 VT SOCIALLY RESPONSIBLE
2023	RIA*, 0.00% (a)	$409.31	—(b)	$—	0.67%	27.50%	0.00%
	MRP*, 0.02% (a)	$ 34.42	117	$4,032	0.67%	27.48%	0.02%
2022	RIA*, 0.00% (a)	$321.03	—(b)	$—	0.65%	(22.11)%	0.00%
	MRP*, 0.02% (a)	$ 27.00	145	$3,917	0.65%	(22.12)%	0.02%
2021	RIA*, 0.00% (a)	$412.16	—(b)	$—	0.47%	30.31%	0.00%
	MRP*, 0.02% (a)	$ 34.67	144	$5,005	0.47%	30.29%	0.02%
2020	RIA*, 0.00% (a)	$316.29	—(b)	$—	0.82%	19.96%	0.00%
	MRP*, 0.02% (a)	$ 26.61	148	$3,938	0.82%	19.92%	0.02%
2019	RIA*, 0.00% (a)	$263.66	—(b)	$—	0.96%	30.26%	0.00%
	MRP*, 0.02% (a)	$ 22.19	160	$3,546	0.96%	30.22%	0.02%

EQ/AB SMALL CAP GROWTH
2023	RIA*, 0.05% (a)	$748.76	—(b)	$90	0.27%	17.67%	0.05%
	MRP*, 0.02% (a)	$ 29.28	23	$671	0.27%	17.73%	0.02%
2022	RIA*, 0.05% (a)	$636.34	—(b)	$75	0.15%	(28.49)%	0.05%
	MRP*, 0.02% (a)	$ 24.87	30	$743	0.15%	(28.47)%	0.02%
2021	RIA*, 0.05% (a)	$889.91	—(b)	$103	0.00%	12.86%	0.05%
	MRP*, 0.02% (a)	$ 34.77	29	$999	0.00%	12.89%	0.02%
2020	RIA*, 0.05% (a)	$788.49	—(b)	$90	0.10%	35.99%	0.05%
	MRP*, 0.02% (a)	$ 30.80	39	$1,204	0.10%	36.04%	0.02%
2019	RIA*, 0.05% (a)	$579.80	—(b)	$66	0.18%	27.74%	0.05%
	MRP*, 0.02% (a)	$ 22.64	30	$670	0.18%	27.77%	0.02%

EQ/AGGRESSIVE ALLOCATION
2023	MRP*, 0.02% (a)	$ 22.89	108	$2,464	1.42%	18.42%	0.02%
2022	MRP*, 0.02% (a)	$ 19.33	108	$2,081	0.91%	(18.37)%	0.02%
2021	MRP*, 0.02% (a)	$ 23.68	97	$2,296	3.75%	17.17%	0.02%
2020	MRP*, 0.02% (a)	$ 20.21	126	$2,555	2.68%	(15.35)%	0.02%
2019	MRP*, 0.02% (a)	$ 17.52	138	$2,410	1.53%	24.43%	0.02%

EQ/ALL ASSET GROWTH ALLOCATION
2023	MRP*, 0.02% (a)	$ 19.12	16	$305	1.70%	14.15%	0.02%
2022	MRP*, 0.02% (a)	$ 16.75	22	$376	1.39%	(14.50)%	0.02%
2021	MRP*, 0.02% (a)	$ 19.59	20	$395	4.21%	10.93%	0.02%
2020	MRP*, 0.02% (a)	$ 17.66	18	$319	1.66%	(12.20)%	0.02%
2019	MRP*, 0.02% (a)	$ 15.74	16	$250	1.04%	19.06%	0.02%

FSA-94

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2023

9.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Value (000’s)	Investment Income Ratio#	Total Return**	Expense Ratio*

EQ/CAPITAL GROUP RESEARCH
2023	RIA*, 0.00% (a)	$ 627.79	—(b)	$—	0.35%	22.99%	0.00%
	MRP*, 0.02% (a)	$ 77.14	117	$9,050	0.35%	22.97%	0.02%
2022	RIA*, 0.00% (a)	$ 510.46	—(b)	$—	0.17%	(18.98)%	0.00%
	MRP*, 0.02% (a)	$ 62.73	121	$7,574	0.17%	(19.00)%	0.02%
2021	RIA*, 0.00% (a)	$ 630.03	—(b)	$—	0.00%	23.06%	0.00%
	MRP*, 0.02% (a)	$ 77.44	126	$9,729	0.00%	23.04%	0.02%
2020	RIA*, 0.00% (a)	$ 511.96	—(b)	$—	0.11%	23.27%	0.00%
	MRP*, 0.02% (a)	$ 62.94	141	$8,866	0.11%	23.24%	0.02%
2019	RIA*, 0.00% (a)	$ 415.32	—(b)	$7	0.56%	32.88%	0.00%
	MRP*, 0.02% (a)	$ 51.07	167	$8,525	0.56%	32.86%	0.02%

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG
2023	RIA*, 0.00% (a)	$ 553.84	—(b)	$119	0.00%	45.88%	0.00%
	MRP*, 0.02% (a)	$ 37.77	42	$1,571	0.00%	45.83%	0.02%
2022	RIA*, 0.00% (a)	$ 379.66	—(b)	$81	0.00%	(32.12)%	0.00%
	MRP*, 0.02% (a)	$ 25.90	35	$918	0.00%	(32.13)%	0.02%
2021	RIA*, 0.00% (a)	$ 559.27	—(b)	$120	0.00%	21.72%	0.00%
	MRP*, 0.02% (a)	$ 38.16	12	$460	0.00%	21.72%	0.00%
2020	RIA*, 0.00% (a)	$ 459.48	—(b)	$97	0.00%	30.85%	0.00%
	MRP*, 0.02% (a)	$ 31.35	18	$560	0.00%	30.79%	0.02%
2019	RIA*, 0.00% (a)	$ 351.14	—(b)	$73	0.03%	32.00%	0.00%
	MRP*, 0.02% (a)	$ 23.97	20	$482	0.03%	31.99%	0.02%

EQ/CONSERVATIVE ALLOCATION
2023	MRP*, 0.02% (a)	$ 14.61	151	$2,213	2.44%	7.90%	0.02%
2022	MRP*, 0.02% (a)	$ 13.54	153	$2,076	1.48%	(12.59)%	0.02%
2021	MRP*, 0.02% (a)	$ 15.49	149	$2,307	1.44%	2.65%	0.02%
2020	MRP*, 0.02% (a)	$ 15.09	151	$2,272	1.94%	7.33%	0.02%
2019	MRP*, 0.02% (a)	$ 14.06	135	$1,896	1.62%	(9.16)%	0.02%

EQ/CONSERVATIVE-PLUS ALLOCATION
2023	MRP*, 0.02% (a)	$ 16.92	40	$682	2.13%	10.88%	0.02%
2022	MRP*, 0.02% (a)	$ 15.26	38	$576	1.39%	(14.56)%	0.02%
2021	MRP*, 0.02% (a)	$ 17.86	31	$561	2.11%	6.69%	0.02%
2020	MRP*, 0.02% (a)	$ 16.74	40	$677	1.42%	(9.99)%	0.02%
2019	MRP*, 0.02% (a)	$ 15.22	76	$1,163	1.41%	13.50%	0.02%

EQ/CORE PLUS BOND
2023	RIA*, 0.05% (a)	$ 255.67	—(b)	$—	2.45%	4.47%	0.05%
	MRP*, 0.02% (a)	$ 11.56	68	$784	2.45%	4.52%	0.02%
2022	RIA*, 0.05% (a)	$ 244.72	—(b)	$—	2.58%	(12.98)%	0.05%
	MRP*, 0.02% (a)	$ 11.06	77	$847	2.58%	(12.98)%	0.02%
2021	RIA*, 0.05% (a)	$ 281.22	—(b)	$—	1.34%	(1.73)%	0.05%
	MRP*, 0.02% (a)	$ 12.71	70	$888	1.34%	(1.70)%	0.02%
2020	RIA*, 0.05% (a)	$ 286.17	—(b)	$—	2.05%	(14.81)%	0.05%
	MRP*, 0.02% (a)	$ 12.93	76	$984	2.05%	(14.83)%	0.02%
2019	RIA*, 0.05% (a)	$ 249.26	—(b)	$—	2.00%	6.85%	0.05%
	MRP*, 0.02% (a)	$ 11.26	82	$923	2.00%	6.93%	0.02%

EQ/EQUITY 500 INDEX
2023	RIA*, 0.05% (a)	$1,570.67	—	$27	1.13%	25.51%	0.05%
	MRP*, 0.02% (a)	$ 39.15	635	$24,847	1.13%	25.56%	0.02%
2022	RIA*, 0.05% (a)	$1,251.42	—	$22	1.05%	(18.58)%	0.05%
	MRP*, 0.02% (a)	$ 31.18	664	$20,691	1.05%	(18.55)%	0.02%
2021	RIA*, 0.05% (a)	$1,536.97	—	$195	0.78%	27.91%	0.05%
	MRP*, 0.02% (a)	$ 38.28	688	$26,339	0.78%	27.94%	0.02%
2020	RIA*, 0.05% (a)	$1,201.61	1	$888	1.19%	17.71%	0.05%
	MRP*, 0.02% (a)	$ 29.92	831	$24,860	1.19%	17.75%	0.02%
2019	RIA*, 0.05% (a)	$1,020.82	1	$868	1.60%	30.61%	0.05%
	MRP*, 0.02% (a)	$ 25.41	1,070	$27,192	1.60%	30.64%	0.02%

FSA-95

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2023

9.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Value (000’s)	Investment Income Ratio#	Total Return**	Expense Ratio*

EQ/GLOBAL EQUITY MANAGED VOLATILITY
2023	RIA*, 0.00% (a)	$ 940.92	—(b)	$10	0.85%	21.33%	0.00%
	MRP*, 0.02% (a)	$ 26.40	54	$1,434	0.85%	21.32%	0.02%
2022	RIA*, 0.00% (a)	$ 775.49	—(b)	$8	0.35%	(20.94)%	0.00%
	MRP*, 0.02% (a)	$ 21.76	59	$1,292	0.35%	(20.96)%	0.02%
2021	RIA*, 0.00% (a)	$ 980.94	—(b)	$11	0.92%	15.89%	0.00%
	MRP*, 0.02% (a)	$ 27.53	61	$1,688	0.92%	15.87%	0.02%
2020	RIA*, 0.00% (a)	$ 846.43	—(b)	$9	0.64%	(14.28)%	0.00%
	MRP*, 0.02% (a)	$ 23.76	58	$1,373	0.64%	(14.29)%	0.02%
2019	RIA*, 0.00% (a)	$ 740.67	—(b)	$8	1.29%	25.27%	0.00%
	MRP*, 0.02% (a)	$ 20.79	76	$1,570	1.29%	25.24%	0.02%

EQ/INTERMEDIATE GOVERNMENT BOND
2023	RIA*, 0.05% (a)	$ 236.49	—(b)	$—	2.86%	3.82%	0.05%
	MRP*, 0.02% (a)	$ 12.71	282	$3,587	2.86%	3.84%	0.02%
2022	RIA*, 0.05% (a)	$ 227.79	—(b)	$—	0.97%	(7.69)%	0.05%
	MRP*, 0.02% (a)	$ 12.24	274	$3,350	0.97%	(7.69)%	0.02%
2021	RIA*, 0.05% (a)	$ 246.76	—(b)	$—	0.73%	(2.18)%	0.05%
	MRP*, 0.02% (a)	$ 13.26	265	$3,510	0.73%	(2.14)%	0.02%
2020	RIA*, 0.05% (a)	$ 252.26	—(b)	$—	0.87%	4.25%	0.05%
	MRP*, 0.02% (a)	$ 13.55	273	$3,701	0.87%	4.31%	0.02%
2019	RIA*, 0.05% (a)	$ 241.97	—(b)	$—	1.58%	4.11%	0.05%
	MRP*, 0.02% (a)	$ 12.99	299	$3,884	1.58%	4.17%	0.02%

EQ/INTERNATIONAL CORE MANAGED VOLATILITY
2023	RIA*, 0.00% (a)	$ 222.27	—(b)	$—	1.80%	16.78%	0.00%
	MRP*, 0.02% (a)	$ 19.93	82	$1,629	1.80%	16.75%	0.02%
2022	RIA*, 0.00% (a)	$ 190.33	—(b)	$—	1.24%	(14.12)%	0.00%
	MRP*, 0.02% (a)	$ 17.07	83	$1,420	1.24%	(14.13)%	0.02%
2021	RIA*, 0.00% (a)	$ 221.63	—(b)	$2	2.22%	10.03%	0.00%
	MRP*, 0.02% (a)	$ 19.88	79	$1,573	2.22%	10.02%	0.02%
2020	RIA*, 0.00% (a)	$ 201.42	—(b)	$1	1.35%	8.47%	0.00%
	MRP*, 0.02% (a)	$ 18.07	90	$1,633	1.35%	8.40%	0.02%
2019	RIA*, 0.00% (a)	$ 185.69	—(b)	$1	2.03%	22.45%	0.00%
	MRP*, 0.02% (a)	$ 16.67	104	$1,726	2.03%	22.48%	0.02%

EQ/INTERNATIONAL EQUITY INDEX
2023	RIA*, 0.05% (a)	$ 272.81	1	$202	2.84%	19.00%	0.05%
	MRP*, 0.02% (a)	$ 30.76	229	$7,043	2.84%	19.04%	0.02%
2022	RIA*, 0.05% (a)	$ 229.25	1	$171	2.38%	(11.95)%	0.05%
	MRP*, 0.02% (a)	$ 25.84	245	$6,342	2.38%	(11.93)%	0.02%
2021	RIA*, 0.05% (a)	$ 260.37	1	$249	3.15%	10.89%	0.05%
	MRP*, 0.02% (a)	$ 29.34	281	$8,233	3.15%	10.93%	0.02%
2020	RIA*, 0.05% (a)	$ 234.79	1	$224	1.94%	(3.78)%	0.05%
	MRP*, 0.02% (a)	$ 26.45	300	$7,936	1.94%	(3.81)%	0.02%
2019	RIA*, 0.05% (a)	$ 226.24	1	$217	2.79%	(22.08)%	0.05%
	MRP*, 0.02% (a)	$ 25.48	333	$8,477	2.79%	(22.15)%	0.02%

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY
2023	RIA*, 0.00% (a)	$ 232.73	—(b)	$—	0.00%	18.59%	0.00%
2022	RIA*, 0.00% (a)	$ 196.24	—(b)	$—	0.00%	(13.65)%	0.00%
2021	RIA*, 0.00% (a)	$ 227.27	—(b)	$2	2.56%	10.31%	0.00%
2020	RIA*, 0.00% (a)	$ 206.02	—(b)	$1	1.77%	(4.19)%	0.00%
2019	RIA*, 0.00% (a)	$ 197.73	—(b)	$1	0.04%	(22.65)%	0.00%

EQ/JANUS ENTERPRISE
2023	MRP*, 0.02% (a)	$ 29.19	37	$1,088	0.04%	16.99%	0.02%
2022	MRP*, 0.02% (a)	$ 24.95	26	$652	0.00%	(16.58)%	0.02%
2021	MRP*, 0.02% (a)	$ 29.91	26	$782	0.09%	(16.79)%	0.02%
2020	MRP*, 0.02% (a)	$ 25.61	32	$823	0.00%	(18.78)%	0.02%
2019	MRP*, 0.02% (a)	$ 21.56	23	$485	0.01%	36.46%	0.02%

FSA-96

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2023

9.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Value (000’s)	Investment Income Ratio#	Total Return**	Expense Ratio*

EQ/JPMORGAN GROWTH STOCK
2023	RIA*, 0.00% (a)	$ 45.16	—(b)	$—	0.00%	46.34%	0.00%
	MRP*, 0.02% (a)	$ 39.12	38	$1,489	0.00%	46.30%	0.02%
2022	RIA*, 0.00% (a)	$ 30.86	—(b)	$—	0.00%	(38.65)%	0.00%
	MRP*, 0.02% (a)	$ 26.74	41	$1,084	0.00%	(38.64)%	0.02%
2021	RIA*, 0.00% (a)	$ 50.30	—(b)	$—	0.00%	13.83%	0.00%
	MRP*, 0.02% (a)	$ 43.58	43	$1,857	0.00%	13.79%	0.02%
2020	RIA*, 0.00% (a)	$ 44.19	—(b)	$—	0.00%	36.56%	0.00%
	MRP*, 0.02% (a)	$ 38.30	55	$2,114	0.00%	36.54%	0.02%
2019	RIA*, 0.00% (a)	$ 32.36	—(b)	$—	0.00%	31.12%	0.00%
	MRP*, 0.02% (a)	$ 28.05	45	$1,273	0.00%	31.07%	0.02%

EQ/JPMORGAN VALUE OPPORTUNITIES
2023	RIA*, 0.00% (a)	$551.01	—	$98	1.45%	10.92%	0.00%
2022	RIA*, 0.00% (a)	$496.77	—	$87	1.07%	0.23%	0.00%
2021	RIA*, 0.00% (a)	$495.64	—	$86	0.70%	23.20%	0.00%
2020	RIA*, 0.00% (a)	$402.32	—	$69	1.17%	11.07%	0.00%
2019	RIA*, 0.00% (a)	$362.21	—	$61	7.49%	27.53%	0.00%

EQ/LARGE CAP GROWTH INDEX
2023	RIA*, 0.00% (a)	$491.36	—(b)	$—	0.25%	41.58%	0.00%
	MRP*, 0.02% (a)	$ 47.73	196	$9,376	0.25%	41.55%	0.02%
2022	RIA*, 0.00% (a)	$347.06	—(b)	$—	0.24%	(29.55)%	0.00%
	MRP*, 0.02% (a)	$ 33.72	198	$6,667	0.24%	(29.54)%	0.02%
2021	RIA*, 0.00% (a)	$492.62	—(b)	$—	0.05%	26.73%	0.00%
	MRP*, 0.02% (a)	$ 47.86	205	$9,812	0.05%	26.68%	0.02%
2020	RIA*, 0.00% (a)	$388.72	—(b)	$—	0.48%	(37.30)%	0.00%
	MRP*, 0.02% (a)	$ 37.78	207	$7,809	0.48%	(37.28)%	0.02%
2019	RIA*, 0.00% (a)	$283.11	—(b)	$—	0.69%	(35.34)%	0.00%
	MRP*, 0.02% (a)	$ 27.52	63	$1,742	0.69%	(35.30)%	0.02%

EQ/LARGE CAP GROWTH MANAGED VOLATILITY
2023	RIA*, 0.00% (a)	$681.46	—(b)	$32	0.41%	38.98%	0.00%
	MRP*, 0.02% (a)	$ 28.37	125	$3,538	0.41%	38.93%	0.02%
2022	RIA*, 0.00% (a)	$490.33	—(b)	$23	0.07%	(30.59)%	0.00%
	MRP*, 0.02% (a)	$ 20.42	132	$2,700	0.07%	(30.59)%	0.02%
2021	RIA*, 0.00% (a)	$706.41	—(b)	$34	0.00%	24.38%	0.00%
	MRP*, 0.02% (a)	$ 29.42	127	$3,727	0.00%	24.34%	0.02%
2020	RIA*, 0.00% (a)	$567.96	—(b)	$28	0.08%	32.01%	0.00%
	MRP*, 0.02% (a)	$ 23.66	156	$3,699	0.08%	31.96%	0.02%
2019	RIA*, 0.00% (a)	$430.24	—(b)	$21	0.45%	33.72%	0.00%
	MRP*, 0.02% (a)	$ 17.93	233	$4,170	0.45%	33.71%	0.02%

EQ/LARGE CAP VALUE MANAGED VOLATILITY
2023	RIA*, 0.00% (a)	$365.57	—	$135	1.67%	13.97%	0.00%
	MRP*, 0.02% (a)	$ 33.88	248	$8,388	1.67%	13.96%	0.02%
2022	RIA*, 0.00% (a)	$320.76	—	$121	1.28%	(11.60)%	0.00%
	MRP*, 0.02% (a)	$ 29.73	248	$7,366	1.28%	(11.62)%	0.02%
2021	RIA*, 0.00% (a)	$362.84	—	$139	0.98%	24.83%	0.00%
	MRP*, 0.02% (a)	$ 33.64	266	$8,950	0.98%	24.78%	0.02%
2020	RIA*, 0.00% (a)	$290.67	—	$113	1.48%	5.68%	0.00%
	MRP*, 0.02% (a)	$ 26.96	276	$7,431	1.48%	5.68%	0.02%
2019	RIA*, 0.00% (a)	$275.05	—	$108	1.94%	(25.44)%	0.00%
	MRP*, 0.02% (a)	$ 25.51	342	$8,715	1.94%	(25.42)%	0.02%

EQ/MFS INTERNATIONAL GROWTH
2023	MRP*, 0.02% (a)	$ 21.36	52	$1,113	1.20%	14.35%	0.02%
2022	MRP*, 0.02% (a)	$ 18.68	60	$1,124	0.87%	(15.17)%	0.02%
2021	MRP*, 0.02% (a)	$ 22.02	71	$1,558	0.24%	9.39%	0.02%
2020	MRP*, 0.02% (a)	$ 20.13	56	$1,123	0.56%	15.29%	0.02%
2019	MRP*, 0.02% (a)	$ 17.46	41	$712	1.11%	27.26%	0.02%

FSA-97

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2023

9.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Value (000’s)	Investment Income Ratio#	Total Return**	Expense Ratio*

EQ/MID CAP INDEX
2023	RIA*, 0.00% (a)	$452.31	—(b)	$7	1.03%	15.75%	0.00%
	MRP*, 0.02% (a)	$ 30.81	28	$860	1.03%	15.70%	0.02%
2022	RIA*, 0.00% (a)	$390.76	—(b)	$6	0.90%	(13.61)%	0.00%
	MRP*, 0.02% (a)	$ 26.63	33	$869	0.90%	(13.62)%	0.02%
2021	RIA*, 0.00% (a)	$452.31	—(b)	$7	0.63%	23.88%	0.00%
	MRP*, 0.02% (a)	$ 30.83	41	$1,273	0.63%	23.87%	0.02%
2020	RIA*, 0.00% (a)	$365.11	—(b)	$6	0.95%	12.85%	0.00%
	MRP*, 0.02% (a)	$ 24.89	39	$978	0.95%	12.83%	0.02%
2019	RIA*, 0.00% (a)	$323.53	—(b)	$6	1.27%	(25.38)%	0.00%
	MRP*, 0.02% (a)	$ 22.06	45	$991	1.27%	(25.34)%	0.02%

EQ/MID CAP VALUE MANAGED VOLATILITY
2023	RIA*, 0.00% (a)	$556.72	—(b)	$123	1.38%	13.19%	0.00%
	MRP*, 0.02% (a)	$ 43.80	87	$3,792	1.38%	13.18%	0.02%
2022	RIA*, 0.00% (a)	$491.83	—(b)	$110	0.91%	(14.57)%	0.00%
	MRP*, 0.02% (a)	$ 38.70	110	$4,268	0.91%	(14.59)%	0.02%
2021	RIA*, 0.00% (a)	$575.71	—(b)	$136	0.54%	27.40%	0.00%
	MRP*, 0.02% (a)	$ 45.31	118	$5,336	0.54%	27.38%	0.02%
2020	RIA*, 0.00% (a)	$451.89	—(b)	$107	1.08%	4.97%	0.00%
	MRP*, 0.02% (a)	$ 35.57	165	$5,872	1.08%	4.96%	0.02%
2019	RIA*, 0.00% (a)	$430.51	—(b)	$103	1.36%	(26.59)%	0.00%
	MRP*, 0.02% (a)	$ 33.89	202	$6,856	1.36%	(26.55)%	0.02%

EQ/MODERATE ALLOCATION
2023	MRP*, 0.02% (a)	$ 17.64	1,607	$28,337	1.97%	12.36%	0.02%
2022	MRP*, 0.02% (a)	$ 15.70	1,639	$25,725	1.22%	(15.50)%	0.02%
2021	MRP*, 0.02% (a)	$ 18.58	1,803	$33,495	2.65%	8.40%	0.02%
2020	MRP*, 0.02% (a)	$ 17.14	1,817	$31,143	2.22%	11.23%	0.02%
2019	MRP*, 0.02% (a)	$ 15.41	1,909	$29,411	1.68%	(15.52)%	0.02%

EQ/MODERATE-PLUS ALLOCATION
2023	MRP*, 0.02% (a)	$ 20.36	128	$2,609	1.78%	15.29%	0.02%
2022	MRP*, 0.02% (a)	$ 17.66	119	$2,094	1.00%	(17.05)%	0.02%
2021	MRP*, 0.02% (a)	$ 21.29	124	$2,633	3.18%	12.65%	0.02%
2020	MRP*, 0.02% (a)	$ 18.90	167	$3,150	2.58%	14.06%	0.02%
2019	MRP*, 0.02% (a)	$ 16.57	169	$2,794	1.68%	(19.99)%	0.02%

EQ/MONEY MARKET
2023	RIA*, 0.05% (a)	$190.59	—(b)	$—	4.33%	4.40%	0.05%
	MRP*, 0.02% (a)	$ 10.91	1,034	$11,280	4.33%	4.40%	0.02%
2022	RIA*, 0.05% (a)	$182.55	—(b)	$—	1.06%	1.04%	0.05%
	MRP*, 0.02% (a)	$ 10.45	1,237	$12,924	1.06%	1.06%	0.02%
2021	RIA*, 0.05% (a)	$180.67	—(b)	$—	0.00%	0.13%	0.05%
	MRP*, 0.02% (a)	$ 10.34	1,278	$13,209	0.00%	0.19%	0.02%
2020	RIA*, 0.05% (a)	$180.43	—(b)	$—	0.16%	(0.16)%	0.05%
	MRP*, 0.02% (a)	$ 10.32	1,343	$13,859	0.16%	0.19%	0.02%
2019	RIA*, 0.05% (a)	$180.15	—(b)	$—	1.52%	(1.46)%	0.05%
	MRP*, 0.02% (a)	$ 10.30	909	$9,365	1.52%	1.48%	0.02%

EQ/PIMCO GLOBAL REAL RETURN
2023	MRP*, 0.02% (a)	$ 10.92	58	$636	1.66%	4.30%	0.02%
2022	MRP*, 0.02% (a)	$ 10.47	57	$596	10.67%	(15.90)%	0.02%
2021	MRP*, 0.02% (a)	$ 12.45	44	$548	10.20%	4.18%	0.02%
2020	MRP*, 0.02% (a)	$ 11.95	40	$478	0.00%	10.65%	0.02%
2019	MRP*, 0.02% (a)	$ 10.80	9	$95	5.91%	8.43%	0.02%

EQ/PIMCO ULTRA SHORT BOND
2023	MRP*, 0.02% (a)	$ 13.36	108	$1,438	3.40%	5.61%	0.02%
2022	MRP*, 0.02% (a)	$ 12.65	133	$1,678	1.56%	(0.63)%	0.02%
2021	MRP*, 0.02% (a)	$ 12.73	114	$1,450	0.36%	(0.47)%	0.02%
2020	MRP*, 0.02% (a)	$ 12.79	195	$2,500	0.77%	1.11%	0.02%
2019	MRP*, 0.02% (a)	$ 12.65	181	$2,295	2.26%	(2.51)%	0.02%

FSA-98

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2023

9.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Value (000’s)	Investment Income Ratio#	Total Return**	Expense Ratio*

EQ/QUALITY BOND PLUS
2023	RIA*, 0.05% (a)	$ 259.36	—(b)	$11	2.39%	4.17%	0.05%
2022	RIA*, 0.05% (a)	$ 248.98	—(b)	$9	0.75%	(10.25)%	0.05%
2021	RIA*, 0.05% (a)	$ 277.43	—(b)	$7	0.10%	(2.17)%	0.05%
2020	RIA*, 0.05% (a)	$ 283.57	—(b)	$63	1.31%	5.92%	0.05%
2019	RIA*, 0.05% (a)	$ 267.72	—(b)	$59	6.10%	5.58%	0.05%

EQ/SMALL COMPANY INDEX
2023	MRP*, 0.02% (a)	$ 46.92	81	$3,809	1.16%	16.80%	0.02%
2022	MRP*, 0.02% (a)	$ 40.17	87	$3,480	0.87%	(19.84)%	0.02%
2021	MRP*, 0.02% (a)	$ 50.11	98	$4,920	0.59%	15.04%	0.02%
2020	MRP*, 0.02% (a)	$ 43.56	110	$4,782	1.02%	19.70%	0.02%
2019	MRP*, 0.02% (a)	$ 36.39	123	$4,491	1.09%	(25.18)%	0.02%

EQ/VALUE EQUITY
2023	RIA*, 0.00% (a)	$ 629.93	—(b)	$—	0.00%	19.52%	0.00%
2022	RIA*, 0.00% (a)	$ 527.05	—(b)	$—	0.00%	(15.11)%	0.00%
2021	RIA*, 0.00% (a)	$ 620.87	—(b)	$3	0.79%	25.37%	0.00%
2020	RIA*, 0.00% (a)	$ 495.22	—(b)	$2	1.99%	(2.82)%	0.00%
2019	RIA*, 0.00% (a)	$ 481.66	—(b)	$7	0.23%	23.44%	0.00%

EQUITABLE CONSERVATIVE GROWTH MF/ETF
2023	MRP*, 0.02% (a)	$ 17.70	12	$209	2.88%	9.87%	0.02%
2022	MRP*, 0.02% (a)	$ 16.11	11	$184	1.82%	(12.45)%	0.02%
2021	MRP*, 0.02% (a)	$ 18.40	10	$189	0.64%	10.05%	0.02%
2020	MRP*, 0.02% (a)	$ 16.72	9	$148	1.32%	(13.13)%	0.02%
2019	MRP*, 0.02% (a)	$ 14.78	6	$87	1.98%	18.05%	0.02%

MULTIMANAGER CORE BOND
2023	MRP*, 0.02% (a)	$ 11.02	29	$323	2.83%	5.05%	0.02%
2022	MRP*, 0.02% (a)	$ 10.49	43	$449	2.26%	(12.73)%	0.02%
2021	MRP*, 0.02% (a)	$ 12.02	64	$774	1.39%	(1.48)%	0.02%
2020	MRP*, 0.02% (a)	$ 12.20	85	$1,034	1.89%	6.27%	0.02%
2019	MRP*, 0.02% (a)	$ 11.48	133	$1,526	2.14%	7.39%	0.02%

MULTIMANAGER TECHNOLOGY
2023	RIA*, 0.00% (a)	$ 1,000.18	—(b)	$—	0.00%	49.54%	0.00%
	MRP*, 0.02% (a)	$ 94.69	88	$8,327	0.00%	49.52%	0.02%
2022	RIA*, 0.00% (a)	$ 668.82	—(b)	$—	0.00%	(37.30)%	0.00%
	MRP*, 0.02% (a)	$ 63.33	92	$5,854	0.00%	(37.31)%	0.02%
2021	RIA*, 0.00% (a)	$ 1,066.64	—(b)	$—	0.00%	20.82%	0.00%
	MRP*, 0.02% (a)	$ 101.02	100	$10,146	0.00%	20.81%	0.02%
2020	RIA*, 0.00% (a)	$ 882.81	—(b)	$—	0.13%	53.27%	0.00%
	MRP*, 0.02% (a)	$ 83.62	115	$9,602	0.13%	53.23%	0.02%
2019	RIA*, 0.00% (a)	$ 575.99	—(b)	$—	0.15%	37.87%	0.00%
	MRP*, 0.02% (a)	$ 54.57	127	$6,931	0.15%	37.84%	0.02%

TARGET 2015 ALLOCATION
2023	MRP*, 0.02% (a)	$ 16.49	34	$560	2.44%	9.93%	0.02%
2022	MRP*, 0.02% (a)	$ 15.00	35	$524	1.93%	(14.19)%	0.02%
2021	MRP*, 0.02% (a)	$ 17.48	36	$630	1.31%	6.26%	0.02%
2020	MRP*, 0.02% (a)	$ 16.45	51	$840	1.91%	10.25%	0.02%
2019	MRP*, 0.02% (a)	$ 14.92	70	$1,037	1.74%	(15.03)%	0.02%

TARGET 2025 ALLOCATION
2023	MRP*, 0.02% (a)	$ 19.63	69	$1,362	1.98%	13.60%	0.02%
2022	MRP*, 0.02% (a)	$ 17.28	74	$1,274	1.41%	(15.25)%	0.02%
2021	MRP*, 0.02% (a)	$ 20.39	88	$1,786	1.72%	10.76%	0.02%
2020	MRP*, 0.02% (a)	$ 18.41	120	$2,204	1.77%	12.19%	0.02%
2019	MRP*, 0.02% (a)	$ 16.41	129	$2,123	1.64%	(19.43)%	0.02%

FSA-99

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2023

9.	Financial Highlights (Concluded)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Value (000’s)	Investment Income Ratio#	Total Return**	Expense Ratio*

TARGET 2035 ALLOCATION
2023	MRP*, 0.02% (a)	$21.80	41	$885	1.66%	16.52%	0.02%
2022	MRP*, 0.02% (a)	$18.71	45	$838	1.31%	(16.29)%	0.02%
2021	MRP*, 0.02% (a)	$22.35	50	$1,110	1.69%	14.03%	0.02%
2020	MRP*, 0.02% (a)	$19.60	70	$1,375	1.46%	13.69%	0.02%
2019	MRP*, 0.02% (a)	$17.24	86	$1,489	1.55%	(22.27)%	0.02%

TARGET 2045 ALLOCATION
2023	MRP*, 0.02% (a)	$23.00	85	$1,948	1.52%	18.07%	0.02%
2022	MRP*, 0.02% (a)	$19.48	91	$1,768	1.23%	(16.79)%	0.02%
2021	MRP*, 0.02% (a)	$23.41	95	$2,233	1.83%	16.29%	0.02%
2020	MRP*, 0.02% (a)	$20.13	104	$2,102	1.41%	14.05%	0.02%
2019	MRP*, 0.02% (a)	$17.65	121	$2,135	1.54%	(24.38)%	0.02%

TARGET 2055 ALLOCATION
2023	MRP*, 0.02% (a)	$19.07	2	$35	1.02%	19.86%	0.02%
2022	MRP*, 0.02% (a)	$15.91	4	$57	0.51%	(17.61)%	0.02%
2021	MRP*, 0.02% (a)	$19.31	9	$166	1.80%	(18.25)%	0.02%
2020	MRP*, 0.02% (a)	$16.33	10	$171	1.46%	(14.92)%	0.02%
2019	MRP*, 0.02% (a)	$14.21	12	$167	1.45%	(26.76)%	0.02%

VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO
2023	MRP*, 0.02% (a)	$10.75	245	$2,635	2.47%	5.60%	0.02%
2022	MRP*, 0.02% (a)	$10.18	242	$2,462	2.12%	(13.29)%	0.02%
2021	MRP*, 0.02% (a)	$11.74	292	$3,426	2.03%	(1.68)%	0.02%
2020	MRP*, 0.02% (a)	$11.94	354	$4,227	2.24%	7.57%	0.02%
2019	MRP*, 0.02% (a)	$11.10	268	$2,972	2.43%	8.61%	0.02%

VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO
2023	MRP*, 0.02% (a)	$19.12	370	$7,068	1.13%	25.87%	0.02%
2022	MRP*, 0.02% (a)	$15.19	360	$5,472	1.37%	(19.59)%	0.02%
2021	MRP*, 0.02% (a)	$18.89	324	$6,127	1.09%	25.60%	0.02%
2020	MRP*, 0.02% (a)	$15.04	267	$4,022	1.69%	20.51%	0.02%
2019	MRP*, 0.02% (a)	$12.48	361	$4,506	1.45%	30.82%	0.02%

(a)	Contract charge as described in footnote 7 included in these financial statements.
(b)	No units to note or amount rounds to less than 500 units.
(c)	The unit value and units outstanding per share have been adjusted to reflect the impact of the 10 for 1 share split that occurred on April 15, 2019.
(d)	Units were made available on June 12, 2020.
*	For Separate Account No. 66, this ratio represents as the annual percentage of average net assets for each period indicated. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.
***	For Separate Accounts No. 3, 4, and 10, expenses as a percentage of average net assets (at the rates indicated) consisting of mortality and expense charges and other expenses for each period presented. The ratios included only those expenses that result in a direct reduction to unit values.
(+)	Rates charged for the year ended December 31, 2023 are reflected under “Contract Charges” shown for each unit value class in the Statement of Assets and Liabilities.
#	This ratio represents the amount of dividend income, excluding distribution from net realized gains, received by the Variable Investment Options from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests.

FSA-100

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Concluded)

December 31, 2023

10.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2023 through April 12, 2024, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

FSA-101